UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	K&L Gates LLP
623 Fifth Ave, 15th floor	1601 K Street, NW
New York, NY 10022	Washington, DC 20006

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)	July 31, 2015

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA— 56.3%
Basic Materials — 56.3%
Alamos Gold *	1,236,663	$4,019,155
Alexco Resource *	47,891	15,325
AuRico Metals *^	533,199	222,824
AuRico Metals *	10,624	4,246
Bear Creek Mining * (A)	2,533,773	1,519,154
Endeavour Silver * (A)	3,383,418	4,635,283
First Majestic Silver * (A)	132,000	406,872
Fortuna Silver Mines *	2,444,391	6,839,297
MAG Silver * (A)	1,433,393	10,191,424
Pan American Silver	895,551	5,588,238
Primero Mining * (A)	2,479,351	6,460,663
Silver Standard Resources *	1,619,718	9,313,378
Silver Wheaton	1,111,441	14,537,648
Silvercorp Metals	5,543,557	4,434,846
SilverCrest Mines * (A)	3,814,615	3,225,394
Tahoe Resources	753,822	6,165,238
TOTAL CANADA		77,578,985
MEXICO— 18.9%
Basic Materials — 18.9%
Fresnillo	764,939	7,723,160
Industrias Penoles	1,196,172	18,332,693
TOTAL MEXICO		26,055,853
PERU— 4.9%
Basic Materials — 4.9%
Hochschild Mining	5,640,711	6,843,814
UNITED KINGDOM— 5.1%
Basic Materials — 5.1%
Polymetal International	993,465	7,022,871
UNITED STATES— 14.7%
Basic Materials — 14.7%
Coeur d'Alene Mines * (A)	1,488,364	5,253,925
First Majestic Silver * (A)	1,523,207	4,676,245
Hecla Mining	2,613,786	5,488,951
McEwen Mining (A)	6,595,904	4,815,010
TOTAL UNITED STATES		20,234,131
TOTAL COMMON STOCK
(Cost $285,778,354)		137,735,654

Schedule of Investments (Unaudited)	July 31, 2015

Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — 7.4%
Barclays
0.150%, dated 07/31/15, to be repurchased on 08/03/15 repurchase price $6,000,075 (collateralized by U.S. Treasury Notes, ranging in par value $1-$2,182,248, 0.000%-2.000%, 08/15/17-11/15/44 with a total market value of $6,120,000)(B)	$6,000,000	$6,000,000
Deutsche Bank
0.140%, dated 07/31/15, to be repurchased on 08/03/15 repurchase price $4,242,650 (collateralized by U.S. Treasury Notes, par value $4,321,682, 0.625%, 12/31/16 with a total market value of $4,329,697)(B)	4,242,600	4,242,600
TOTAL REPURCHASE AGREEMENTS
(Cost $10,242,600)		10,242,600

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $131,024)	131,024	131,024
TOTAL INVESTMENTS — 107.4%
(Cost $296,151,978)††		$148,109,278

Percentages are based on Net Assets of $137,856,460.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(A)	This security or a partial position of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $7,910,870.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2015 was $10,242,600.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $296,151,978, and the unrealized appreciation and depreciation were $0 and $(148,042,700) respectively.

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$137,735,654	$—	$—	$137,735,654
Repurchase Agreements	—	10,242,600	—	10,242,600
Time Deposit	—	131,024	—	131,024
Total Investments in Securities	$137,735,654	$10,373,624	$—	$148,109,278

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Gold Explorers ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.5%
AUSTRALIA— 4.7%
Basic Materials — 4.7%
Gold Road Resources *	379,275	$93,305
Gryphon Minerals *(C)	28,869,748	1,081,224
TOTAL AUSTRALIA		1,174,529

CANADA— 94.8%
Basic Materials — 94.8%
Asanko Gold * (A)	870,616	1,345,123
Atac Resources *	3,478,681	1,069,582
Chesapeake Gold *	1,031,122	1,569,331
Continental Gold * (A)	706,784	1,564,655
Exeter Resource *	3,054,813	1,187,406
Gold Canyon Resources *(C)	18,045,569	1,595,173
Guyana Goldfields *	608,800	1,698,716
International Tower Hill Mines *	3,340,396	810,714
Kaminak Gold, Cl A *	2,440,536	1,219,377
Lydian International, Cl A * (A)	3,902,019	1,199,744
Novagold Resources *	577,791	1,762,262
Premier Gold Mines *	165,300	256,663
Pretium Resources * (A)	283,482	1,422,912
Probe Metals *	211,000	60,821
Romarco Minerals *	1,989,700	795,299
Rubicon Minerals *^	1,333,401	1,112,723
Rubicon Minerals * (A)	195,285	168,123
Sabina Gold & Silver *	6,034,324	1,693,015
Seabridge Gold *	257,802	1,041,520
Timmins Gold, Cl Warrants *	1,293,000	397,556
Torex Gold Resources * (A)	1,738,868	1,497,008
TOTAL CANADA		23,467,723
TOTAL COMMON STOCK
(Cost $51,196,452)		24,642,252

REPURCHASE AGREEMENT — 2.9%
Deutsche Bank
0.140%, dated 07/31/15, to be repurchased on 08/03/15 repurchase price $721,322 (collateralized by U.S. Treasury Notes, par value $734,759, 0.625%, 12/31/16 with a total market value of $736,122)(B)
(Cost $721,314)	$721,314	721,314

Schedule of Investments (Unaudited)	July 31, 2015

Global X Gold Explorers ETF

	Face Amount(1)	Value
TIME DEPOSITS — 0.5%
Brown Brothers Harriman
0.000%, 08/03/15	74,105	$74,105
0.050%, 08/03/15, CAD	60,554	46,545
TOTAL TIME DEPOSITS
(Cost $120,650)		120,650
TOTAL INVESTMENTS — 102.9%
(Cost $52,038,416)††		$25,484,216

Percentages are based on Net Assets of $24,757,660.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $654,277.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2015 was $721,314.
(C)	Affiliated Investment.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $52,038,416, and the unrealized appreciation and depreciation were $269,493 and $(26,823,693) respectively.

CAD — Canadian Dollar

Cl — Class

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$24,642,252	$—	$—	$24,642,252
Repurchase Agreement	—	721,314	—	721,314
Time Deposits	—	120,650	—	120,650
Total Investments in Securities	$24,642,252	$841,964	$—	$25,484,216

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended July 31, 2015:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2014	Cost	Sales	(Depreciation)	(Loss)	07/31/15	Income
Gold Canyon Resources
$1,052,934	$1,343,365	$(1,846)	$(774,070)	$(25,210)	$1,595,173	$—
Gryphon Minerals
$1,000,895	$933,911	$(8,826)	$(811,711)	$(33,045)	$1,081,224	$—
Totals:
$2,053,829	$2,277,276	$(10,672)	$(1,585,781)	$(58,255)	$2,676,397	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA— 17.3%
Basic Materials — 17.3%
Cudeco * (A)	511,047	$465,356
OZ Minerals	399,549	1,091,479
Sandfire Resources	358,846	1,586,380
TOTAL AUSTRALIA		3,143,215
CANADA— 36.1%
Basic Materials — 36.1%
Capstone Mining *	1,113,337	787,325
Copper Mountain Mining *^	12,300	7,561
Copper Mountain Mining *	991,030	601,801
First Quantum Minerals	93,964	754,774
HudBay Minerals, Cl B	144,554	936,693
Imperial Metals * (A)	114,045	701,303
Lundin Mining *	294,785	1,069,515
Teck Resources, Cl B	90,370	668,944
Turquoise Hill Resources *	302,774	1,026,404
TOTAL CANADA		6,554,320
CHINA— 4.4%
Basic Materials — 4.4%
Jiangxi Copper, Cl H	592,929	803,085
MEXICO— 6.1%
Basic Materials — 6.1%
Grupo Mexico, Cl B	407,214	1,118,625
PERU— 6.3%
Basic Materials — 6.3%
Southern Copper (A)	40,962	1,141,201
POLAND— 5.5%
Basic Materials — 5.5%
KGHM Polska Miedz	39,219	992,159
SWITZERLAND— 4.9%
Basic Materials — 4.9%
Glencore Xstrata	273,770	888,614
UNITED KINGDOM— 15.0%
Basic Materials — 15.0%
Antofagasta	110,143	974,549
KAZ Minerals	340,387	859,971
Vedanta Resources	143,477	894,017
TOTAL UNITED KINGDOM		2,728,537

Schedule of Investments (Unaudited)	July 31, 2015

Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED STATES— 3.8%
Basic Materials — 3.8%
Freeport-McMoRan Copper & Gold	58,988	$693,109
TOTAL COMMON STOCK
(Cost $33,959,866)		18,062,865

	Number Of Rights
RIGHTS — 0.0%
Canada — 0.0%
Imperial Metals, Expires 08/20/15 *
(Cost $–)	112,284	1,726

REPURCHASE AGREEMENT — 7.0%
Deutsche Bank
0.140%, dated 07/31/15, to be repurchased on 08/03/15 repurchase price $1,263,587 (collateralized by U.S. Treasury Notes, par value $1,287,125, 0.625%, 12/31/16 with a total market value of $1,289,512)(B)
(Cost $1,263,572)	$1,263,572	1,263,572

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $20,270)	20,270	20,270
TOTAL INVESTMENTS — 106.5%
(Cost $35,243,708)††		$19,348,433

Percentages are based on Net Assets of $18,173,162.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(A)	This security or a partial position of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $1,219,596.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2015 was $1,263,572.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $35,243,708, and the unrealized appreciation and depreciation were $1,726 and $(15,897,001) respectively.

Cl — Class

Amounts designated as “—“ are either $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Copper Miners ETF

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,062,865	$—	$—	$18,062,865
Rights	1,726	—	—	1,726
Repurchase Agreement	—	1,263,572	—	1,263,572
Time Deposit	—	20,270	—	20,270
Total Investments in Securities	$18,064,591	$1,283,842	$—	$19,348,433

For the period ended July 31, 2015, the transfer into Level 2 was due to a trading halt in the shares of the affected company.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA— 12.0%
Basic Materials — 12.0%
Bannerman Resources *(D)	24,344,328	$732,966
Berkeley Resources *(D)	11,678,933	3,001,745
Energy Resources of Australia * (A)	10,857,525	3,029,822
Greenland Minerals & Energy * (A)(D)	51,626,569	2,236,804
Paladin Energy * (A)	40,312,283	6,068,675
Peninsula Energy *	2,052,335	37,678
Silex Systems * (A)(D)	11,614,917	3,795,585
TOTAL AUSTRALIA		18,903,275
CANADA— 64.2%
Basic Materials — 64.1%
Cameco	2,923,259	40,356,456
Denison Mines * (A)	24,856,932	12,992,593
Energy Fuels * (A)	1,451,793	5,613,220
Fission 3.0 *(D)	14,130,624	977,560
Fission Uranium *	13,452,758	8,479,389
Laramide Resources *(D)	7,265,285	1,284,458
Mega Uranium * (A)(D)	25,683,614	1,480,665
Uex * (A)(D)	18,527,803	2,848,350
Uranium Participation * (A)(D)	6,975,444	27,077,130
		101,109,821
Financials — 0.1%
NexGen Energy *	257,783	134,742
TOTAL CANADA		101,244,563
CHINA— 2.2%
Utilities — 2.2%
CGN Power, Cl H (B)	7,739,200	3,404,238
FRANCE— 3.5%
Utilities — 3.5%
Areva *	597,833	5,477,659
HONG KONG— 0.1%
Health Care — 0.1%
CGN Mining *	3,107,800	240,532
Industrials — 0.0%
CNNC International *	112,500	42,375
TOTAL HONG KONG		282,907
UNITED STATES— 17.3%
Basic Materials — 17.3%
Centrus Energy, Cl A *	61,904	242,664
Energy Fuels * (A)(D)	2,183,651	8,363,384
Uranium Energy * (A)(D)	7,533,371	10,094,717
Uranium Resources *(D)	2,555,500	2,248,840

Schedule of Investments (Unaudited)	July 31, 2015

Global X Uranium ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Basic Materials — continued
Ur-Energy * (A)(D)	10,340,822	$6,431,991
TOTAL UNITED STATES		27,381,596
TOTAL COMMON STOCK
(Cost $302,919,408)		156,694,238

REPURCHASE AGREEMENTS — 15.0%
Barclays
0.150%, dated 07/31/15, to be repurchased on 08/03/15 repurchase price $17,000,213 (collateralized by U.S. Treasury Notes, ranging in par value $4-$4,751,896, 0.000%-2.000%, 08/15/17-11/15/44 with a total market value of $17,340,001)(C)	17,000,000	17,000,000
Deutsche Bank
0.140%, dated 07/31/15, to be repurchased on 08/03/15 repurchase price $6,650,205 (collateralized by U.S. Treasury Note, par value $6,774,085, 0.625%, 12/31/16 with a total market value of $6,786,649)(C)	6,650,127	6,650,127
TOTAL REPURCHASE AGREEMENTS
(Cost $23,650,127)		23,650,127

TIME DEPOSITS — 0.7%
Brown Brothers Harriman
0.000%, 08/03/15	1,181,359	1,181,359
0.050%, 08/03/15, CAD	19,986	15,363
TOTAL TIME DEPOSITS
(Cost $1,196,722)		1,196,722
TOTAL INVESTMENTS — 115.0%
(Cost $327,766,257)††		$181,541,087

Percentages are based on Net Assets of $157,830,842.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $20,241,590.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2015 was $23,650,127.
(D)	Affiliated Investment.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $327,766,257, and the unrealized appreciation and depreciation were $564 and $(146,225,734) respectively.

CAD — Canadian Dollar

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2015

Global X Uranium ETF

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$156,694,238	$—	$—	$156,694,238
Repurchase Agreements	—	23,650,127	—	23,650,127
Time Deposits	—	1,196,722	—	1,196,722
Total Investments in Securities	$156,694,238	$24,846,849	$—	$181,541,087

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended July 31, 2015:

			Changes in
			Unrealized
	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
Value at 10/31/2014	Cost	Sales	(Depreciation)	(Loss)	07/31/2015	Income
Bannerman Resources
$1,137,352	$186,555	$(151,946)	$(150,154)	$(288,841)	$732,966	$—
Berkeley Resources
$2,564,476	$355,226	$(421,448)	$609,224	$(105,733)	$3,001,745	$—
Energy Fuels
$—	$9,838,882	$(356,284)	$(1,102,744)	$(16,470)	$8,363,384	$—
Fission 3.0
$1,010,852	$186,055	$(107,780)	$(108,512)	$(3,055)	$977,560	$—
Greenland Minerals & Energy
$3,428,498	$491,490	$(408,867)	$(654,104)	$(620,213)	$2,236,804	$—
Laramide Resources
$2,248,253	$302,040	$(253,876)	$(605,501)	$(406,458)	$1,284,458	$—
Mega Uranium
$2,739,735	$401,640	$(313,379)	$(964,183)	$(383,148)	$1,480,665	$—
Silex Systems
$5,937,210	$729,027	$(669,158)	$(1,038,355)	$(1,163,139)	$3,795,585	$—
UEX
$4,611,399	$647,938	$(556,163)	$(1,454,864)	$(399,960)	$2,848,350	$—
Uranium Energy
$9,171,155	$2,337,799	$(2,291,523)	$2,694,185	$(1,816,899)	$10,094,717	$—
Uranium Participation
$32,107,095	$4,681,530	$(5,082,121)	$(3,891,617)	$(737,757)	$27,077,130	$—
Uranium Resources
$4,030,695	$600,975	$(520,002)	$(1,411,666)	$(451,162)	$2,248,840	$—
Ur-Energy
$8,366,330	$1,420,867	$(1,223,716)	$(1,482,340)	$(649,150)	$6,431,991	$—
Totals:
$77,353,050	$22,180,024	$(12,356,263)	$(9,560,631)	$(7,041,985)	$70,574,195	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Lithium ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA— 1.8%
Basic Materials — 1.8%
Galaxy Resources *	4,674,272	$113,274
Orocobre *	428,254	622,686
TOTAL AUSTRALIA		735,960
CANADA— 0.8%
Basic Materials — 0.8%
Avalon Rare Metals * (A)	498,107	88,062
Western Lithium USA *	627,885	265,450
TOTAL CANADA		353,512
CHILE— 6.2%
Basic Materials — 6.2%
Sociedad Quimica y Minera de Chile ADR	191,391	2,585,692
CHINA— 3.7%
Industrials — 3.7%
BYD, Cl H *	353,000	1,561,846
FRANCE— 8.3%
Industrials — 8.3%
Blue Solutions *	17,846	491,943
Saft Groupe	72,162	2,963,498
TOTAL FRANCE		3,455,441
HONG KONG— 7.0%
Consumer Goods — 6.3%
FDG Electric Vehicles *	40,308,300	2,651,759
Industrials — 0.7%
Coslight Technology International Group *	783,873	293,233
TOTAL HONG KONG		2,944,992
JAPAN— 10.3%
Industrials — 10.3%
GS Yuasa	463,694	1,852,606
Panasonic	209,400	2,462,535
TOTAL JAPAN		4,315,141
SOUTH KOREA— 9.3%
Basic Materials — 5.4%
LG Chemical	10,512	2,245,866
Industrials — 3.9%
Samsung SDI	22,391	1,641,796
TOTAL SOUTH KOREA		3,887,662
TAIWAN— 9.4%
Industrials — 9.4%
Advanced Lithium Electrochemistry Cayman *	542,329	543,678
Changs Ascending Enterprise *	212,117	217,683

Schedule of Investments (Unaudited)	July 31, 2015

Global X Lithium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Dynapack International Technology	759,600	$1,227,044
Simplo Technology	468,500	1,929,113
TOTAL TAIWAN		3,917,518
UNITED STATES— 42.8%
Basic Materials — 30.0%
Albemarle	101,996	5,528,183
Avalon Rare Metals *	200,851	33,140
FMC	143,876	6,983,741
		12,545,064
Consumer Goods — 6.2%
Tesla Motors * (A)	9,752	2,595,495
Industrials — 6.6%
Johnson Controls	54,450	2,480,742
Ultralife *	63,467	258,311
		2,739,053
TOTAL UNITED STATES		17,879,612
TOTAL COMMON STOCK
(Cost $51,598,012)		41,637,376

U.S. TREASURY OBLIGATION — 23.9%
United States Treasury Bills
0.020%, 08/06/15(B)
(Cost $9,999,972)	$10,000,000	9,999,970

REPURCHASE AGREEMENT — 3.8%
Deutsche Bank
0.140%, dated 07/31/15, to be repurchased on 08/03/15 repurchase price $1,588,112 (collateralized by U.S. Treasury Notes, par value $1,617,695, 0.625%, 12/31/16 with a total market value of $1,620,695)(C)
(Cost $1,588,093)	1,588,093	1,588,093
TOTAL INVESTMENTS — 127.3%
(Cost $63,186,077)††		$53,225,439

Percentages are based on Net Assets of $41,816,464.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $1,554,312.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2015 was $1,588,093.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $63,186,077, and the unrealized appreciation and depreciation were $1,836,546 and $(11,797,184) respectively.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2015

Global X Lithium ETF

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$41,637,376	$—	$—	$41,637,376
U.S. Treasury Obligation	—	9,999,970	—	9,999,970
Repurchase Agreement	—	1,588,093	—	1,588,093
Total Investments in Securities	$41,637,376	$11,588,063	$—	$53,225,439

For the period ended July 31, 2015, the transfers out of Level 3 were due to the lifting of trading halts in the shares of the affected companies. Transfers between levels are recognized at period end.

Investments in
Common Stock

Beginning Balance as of October 31, 2014	$2,701,427
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Transfers into Level 3	-
Transfers out of Level 3	(2,701,427)
Ending Balance as of July 31, 2015	$-

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 8.8%
Basic Materials — 8.8%
Incitec Pivot	228,629	$607,775
Nufarm	99,892	566,305
TOTAL AUSTRALIA		1,174,080
BELGIUM— 4.8%
Basic Materials — 4.8%
Tessenderlo Chemie	16,300	642,563
CANADA— 9.2%
Basic Materials — 9.2%
Agrium	282	29,003
Agrium ^	6,136	627,467
Potash Corp of Saskatchewan	21,030	571,596
TOTAL CANADA		1,228,066
CHILE— 3.2%
Basic Materials — 3.2%
Sociedad Quimica y Minera de Chile ADR	31,941	431,523
CHINA— 3.6%
Basic Materials — 3.6%
China BlueChemical	989,141	321,535
Sinofert Holdings	990,185	164,769
TOTAL CHINA		486,304
GERMANY— 6.4%
Basic Materials — 6.4%
K+S	20,912	863,189
ISRAEL— 10.0%
Basic Materials — 10.0%
Israel Chemicals	98,141	679,936
The Israel Corp	1,852	654,339
TOTAL ISRAEL		1,334,275
NETHERLANDS— 5.7%
Industrials — 5.7%
OCI *	22,545	761,339
NORWAY— 4.8%
Basic Materials — 4.8%
Yara International	12,727	636,597
POLAND— 4.4%
Basic Materials — 4.4%
Grupa Azoty	26,288	594,328
RUSSIA— 4.3%
Basic Materials — 4.3%
Uralkali GDR	43,857	581,544

Schedule of Investments (Unaudited)	July 31, 2015

Global X Fertilizers/Potash ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
SOUTH KOREA— 0.8%
Basic Materials — 0.8%
Namhae Chemical	11,208	$109,192
SWITZERLAND— 4.9%
Basic Materials — 4.9%
Syngenta	1,575	652,221
TAIWAN— 4.2%
Basic Materials — 4.2%
Taiwan Fertilizer	383,682	561,459
TURKEY— 1.4%
Basic Materials — 1.4%
Bagfas Bandirma Gubre Fabrik	14,855	71,514
Gubre Fabrikalari	41,488	114,581
TOTAL TURKEY		186,095
UNITED STATES— 23.2%
Basic Materials — 23.2%
CF Industries Holdings	11,200	663,040
Compass Minerals International	7,700	616,000
Intrepid Potash *	31,606	269,915
Mosaic	14,812	636,027
Scotts Miracle-Gro, Cl A	10,602	640,255
Terra Nitrogen	2,600	287,872
TOTAL UNITED STATES		3,113,109
TOTAL COMMON STOCK
(Cost $17,864,200)		13,355,884

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $9,735)	$9,735	9,735
TOTAL INVESTMENTS — 99.8%
(Cost $17,873,935)		$13,365,619

Percentages are based on Net Assets of $13,390,705.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $17,873,935, and the unrealized appreciation and depreciation were $942,090 and $(5,450,406) respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Schedule of Investments (Unaudited)	July 31, 2015

Global X Fertilizers/Potash ETF

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$13,355,884	$—	$—	$13,355,884
Time Deposit	—	9,735	—	9,735
Total Investments in Securities	$13,355,884	$9,735	$—	$13,365,619

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA— 14.5%
Basic Materials — 14.5%
Arrium	146,807	$12,937
Evolution Mining	49,372	36,256
Independence Group	12,826	35,603
Jacana Minerals *(A) (B)	2,200	2
Mineral Resources	8,190	32,598
Northern Star Resources	29,459	44,997
OceanaGold	17,600	30,760
OZ Minerals	17,390	47,506
Paladin Energy *	71,205	10,719
Regis Resources *	18,300	17,470
Sandfire Resources	8,713	38,518
Sirius Resources NL *	18,560	40,616
Syrah Resources *(A)	7,056	19,068
Western Areas	11,490	26,157
Whitehaven Coal *	29,230	25,758
TOTAL AUSTRALIA		418,965
BELGIUM— 1.6%
Basic Materials — 1.6%
Nyrstar	15,450	45,628
BERMUDA— 2.3%
Basic Materials — 2.3%
Petra Diamonds *	27,989	65,646
CANADA— 43.9%
Basic Materials — 43.9%
Acacia Mining	8,617	32,286
Alamos Gold, Cl A *	6,550	21,398
Alamos Gold *	8,416	27,352
Altius Minerals	2,200	23,066
Asanko Gold *	10,700	16,532
B2Gold *	51,918	56,669
Capstone Mining *	19,812	14,011
Centerra Gold	9,337	46,938
China Gold International Resources *	14,050	19,332
Continental Gold *	6,531	14,458
Denison Mines *	26,671	13,941
Detour Gold *	9,977	97,320
Dominion Diamond	4,894	61,243
Dundee Precious Metals *	6,070	9,518
Endeavour Silver *	3	4
Fission Uranium *	23,116	14,570
Fortuna Silver Mines *	7,428	20,783
Guyana Goldfields *	8,400	23,438

Schedule of Investments (Unaudited)	July 31, 2015

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
HudBay Minerals, Cl B	13,748	$89,085
IAMGOLD *^	5,313	8,127
IAMGOLD *	17,276	26,259
Ivanhoe Mines, Cl A *	30,223	16,494
Kirkland Lake Gold *	3,800	13,962
Klondex Mines *	6,800	15,942
Lake Shore Gold *	25,471	21,537
Lucara Diamond	17,400	26,750
MAG Silver *	3,373	24,138
Nevsun Resources	8,597	27,510
Nevsun Resources ^	2,788	9,001
New Gold *	28,900	64,200
Novagold Resources *	13,518	41,230
Osisko Gold Royalties	5,394	59,913
Pan American Silver	8,719	54,407
Premier Gold Mines *	9,951	15,451
Pretium Resources *	5,400	27,105
Primero Mining *	9,417	24,539
Romarco Minerals *	72,200	28,859
Rubicon Minerals *	18,134	15,133
Rubicon Minerals *^	3,930	3,383
Sandstorm Gold *	5,269	13,436
Sandstorm Gold *^	1,240	3,174
Seabridge Gold *	2,611	10,548
SEMAFO *	17,160	37,593
Sherritt International	16,424	16,917
Silver Standard Resources *	4,676	26,887
Torex Gold Resources *	45,835	39,460
TOTAL CANADA		1,273,899
CHINA— 0.8%
Basic Materials — 0.8%
Zhaojin Mining Industry	47,500	22,181
EGYPT— 1.8%
Basic Materials — 1.8%
Centamin	60,189	52,034
HONG KONG— 3.0%
Basic Materials — 2.2%
China Precious Metal Resources Holdings *	219,700	12,611
G-Resources Group	1,272,900	37,108
North Mining Shares, Cl C *	414,600	13,638
		63,357
Energy — 0.8%
Shougang Fushan Resources Group	163,036	24,606

Schedule of Investments (Unaudited)	July 31, 2015

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
TOTAL HONG KONG		$87,963
INDONESIA— 2.7%
Basic Materials — 2.7%
Adaro Energy	765,900	33,405
Bumi Resources *	1,976,700	7,306
Indo Tambangraya Megah	23,000	16,535
SMR Utama *	135,200	3,068
Tambang Batubara Bukit Asam Persero	39,400	17,475
TOTAL INDONESIA		77,789
JAPAN— 3.3%
Basic Materials — 3.3%
Nittetsu Mining	3,200	15,058
Pacific Metals	8,165	24,780
Toho Zinc	7,197	20,331
UACJ	14,672	34,698
TOTAL JAPAN		94,867
MEXICO— 0.7%
Basic Materials — 0.7%
Minera Frisco *	32,400	19,334
MONGOLIA— 0.3%
Basic Materials — 0.3%
Mongolian Mining *	229,700	7,289
POLAND— 0.3%
Basic Materials — 0.3%
Jastrzebska Spolka Weglowa *	3,100	9,782
RUSSIA— 0.1%
Basic Materials — 0.1%
Raspadskaya OAO *	7,317	4,352
SOUTH AFRICA— 6.2%
Basic Materials — 6.2%
African Rainbow Minerals	5,300	29,283
Assore	1,600	10,716
Harmony Gold Mining ADR *	10,402	10,380
Northam Platinum *	28,197	77,169
Sibanye Gold ADR	10,029	53,655
TOTAL SOUTH AFRICA		181,203
THAILAND— 2.5%
Basic Materials — 2.5%
Banpu^	4,200	2,979
Banpu	99,500	70,578
TOTAL THAILAND		73,557

Schedule of Investments (Unaudited)	July 31, 2015

Global X Junior Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TURKEY— 0.9%
Basic Materials — 0.9%
Koza Altin Isletmeleri	2,700	$22,722
Park Elektrik Uretim Madencilik Sanayi ve Ticaret *	3,200	3,996
TOTAL TURKEY		26,718
UNITED KINGDOM— 3.2%
Basic Materials — 3.2%
African Minerals *(A) (B)	17,933	3
Ferrexpo	17,016	15,335
KAZ Minerals	13,576	34,299
Petropavlovsk	154,200	14,389
Vedanta Resources	4,755	29,629
TOTAL UNITED KINGDOM		93,655
UNITED STATES— 11.3%
Basic Materials — 11.3%
Alacer Gold	16,893	34,800
Century Aluminum *	2,907	27,093
Cloud Peak Energy *	3,506	11,149
Coeur d'Alene Mines *	7,939	28,025
First Majestic Silver *	6,833	20,977
Hecla Mining	21,405	44,951
Lonmin	32,137	26,153
McEwen Mining	12,554	9,165
Stillwater Mining *	6,937	66,040
SunCoke Energy	3,642	44,760
Westmoreland Coal *	874	13,626
TOTAL UNITED STATES		326,739
TOTAL COMMON STOCK
(Cost $4,613,018)		2,881,601

MASTER LIMITED PARTNERSHIP — 0.7%
UNITED STATES— 0.7%
Basic Materials — 0.7%
Foresight Energy
(Cost $19,978)	2,400	19,968

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $8,854)	$8,854	8,854
TOTAL INVESTMENTS — 100.4%
(Cost $4,641,850)††		$2,910,423

Percentages are based on Net Assets of $2,899,232.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Junior Miners ETF

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2015, was $19,073 and represents 0.7% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of July 31, 2015 was $5 and represented 0.0% of Net Assets.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $4,641,850, and the unrealized appreciation and depreciation were $31,148 and $(1,762,575) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$2,862,528	$19,068	$5	$2,881,601
Master Limited Partnership	19,968	—	—	19,968
Time Deposit	—	8,854	—	8,854
Total Investments in Securities	$2,882,496	$27,922	$5	$2,910,423

(a)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2015, the transfers into Level 2 and Level 3 were due to trading halts in the shares of the affected companies. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-1300

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 99.0%
AUSTRALIA— 17.2%
Banks — 4.8%
Bank of Queensland	974,117	$9,835,953
Bendigo and Adelaide Bank	1,019,289	9,835,474
Commonwealth Bank of Australia	150,740	9,692,524
National Australia Bank	362,839	9,264,485
Westpac Banking	361,454	9,253,010
		47,881,446
Consumer Services — 1.8%
Myer Holdings (A)	7,508,588	6,947,546
Southern Cross Media Group	15,104,746	10,703,932
		17,651,478
Financials — 1.9%
ASX	323,972	10,575,036
IOOF Holdings	1,314,616	8,920,178
		19,495,214
Industrials — 1.1%
Sydney Airport	2,654,893	10,937,360
Oil & Gas — 1.0%
APA Group	1,558,891	10,383,067
Real Estate Investment Trusts — 3.9%
Abacus Property Group	4,459,298	10,184,261
Charter Hall Retail	3,184,288	10,078,415
Cromwell Property Group	11,877,154	9,725,006
Stockland	2,911,436	9,086,545
		39,074,227
Telecommunications — 1.0%
Telstra	2,057,752	9,807,094
Utilities — 1.7%
DUET Group	5,349,471	8,642,435
Spark Infrastructure Group	6,268,885	8,907,870
		17,550,305
TOTAL AUSTRALIA		172,780,191
BERMUDA— 1.2%
Industrials — 1.2%
Ship Finance International (A)	709,751	11,874,134
BRAZIL— 2.8%
Financials — 0.8%
Banco do Brasil	1,276,500	8,157,625
Telecommunications — 1.1%
Telefonica Brasil ADR	809,827	10,543,948

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.9%
Transmissora Alianca de Energia Eletrica	1,527,900	$9,316,327
TOTAL BRAZIL		28,017,900
CANADA— 5.5%
Consumer Services — 2.0%
Chorus Aviation, Cl B	2,088,240	10,305,162
Parkland Fuel (A)	580,070	10,620,906
		20,926,068
Oil & Gas — 2.4%
Crescent Point Energy (A)	429,748	6,543,916
Surge Energy (A)	4,242,998	7,729,663
Veresen (A)	851,818	9,690,539
		23,964,118
Real Estate Investment Trusts — 1.1%
Dream Global Real Estate Investment Trust (A)	1,447,846	10,795,270
TOTAL CANADA		55,685,456
CHINA— 3.0%
Consumer Goods — 1.2%
Pacific Textiles Holdings	7,553,500	11,984,579
Real Estate — 1.8%
Evergrande Real Estate Group	27,853,700	18,431,882
TOTAL CHINA		30,416,461
FINLAND— 4.7%
Basic Materials — 1.0%
UPM-Kymmene	557,200	10,342,460
Health Care — 1.4%
Orion, Cl B	337,478	14,179,967
Telecommunications — 1.4%
Elisa	406,019	13,758,262
Utilities — 0.9%
Fortum	501,074	8,857,788
TOTAL FINLAND		47,138,477
FRANCE— 7.3%
Financials — 1.1%
Euler Hermes	104,427	10,960,739
Industrials — 2.3%
Bouygues	271,609	10,027,417
Veolia Environnement	564,229	12,670,373
		22,697,790
Oil & Gas — 1.0%
Total	203,440	10,131,541

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — 0.9%
Fonciere Des Regions	105,450	$9,162,068
Utilities — 2.0%
Electricite de France	394,607	9,456,442
Suez Environnement	575,420	11,097,068
		20,553,510
TOTAL FRANCE		73,505,648
GERMANY— 1.2%
Telecommunications — 1.2%
Freenet	347,909	12,021,715
HONG KONG— 0.9%
Technology — 0.9%
VTech Holdings	743,724	9,257,816
ISRAEL— 1.1%
Telecommunications — 1.1%
Bezeq The Israeli Telecommunication	6,149,139	11,364,395
ITALY— 1.1%
Utilities — 1.1%
Hera	4,278,519	10,862,929
NIGERIA— 1.1%
Financials — 1.1%
FBN Holdings	312,672,930	10,830,538
PORTUGAL— 1.1%
Utilities — 1.1%
Energias de Portugal	2,816,151	10,479,280
SINGAPORE— 6.8%
Industrials — 1.9%
Hutchison Port Holdings Trust	15,322,362	9,193,417
Venture	1,746,161	10,017,806
		19,211,223
Real Estate Investment Trusts — 4.0%
Ascendas	5,884,549	10,407,519
Mapletree Industrial Trust	9,191,000	10,243,569
Mapletree Logistics Trust	11,865,863	9,625,892
Suntec Real Estate Investment Trust	7,498,985	9,344,273
		39,621,253
Telecommunications — 0.9%
StarHub	3,343,406	9,358,507
TOTAL SINGAPORE		68,190,983

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA— 1.0%
Real Estate Investment Trusts — 1.0%
Redefine Properties	10,889,150	$9,925,119
SPAIN— 1.0%
Financials — 1.0%
Banco Santander	1,461,366	10,146,088
SWEDEN— 1.1%
Telecommunications — 1.1%
TeliaSonera	1,761,917	10,776,471
UNITED KINGDOM— 7.9%
Financials — 6.8%
Admiral Group	473,497	10,942,996
Amlin	1,414,978	11,272,218
Intermediate Capital Group	1,353,300	12,322,501
Phoenix Group Holdings	838,827	11,165,685
Provident Financial	256,710	11,909,722
Standard Life	1,606,193	11,389,378
		69,002,500
Utilities — 1.1%
SSE	453,853	10,729,804
TOTAL UNITED KINGDOM		79,732,304
UNITED STATES— 33.0%
Consumer Goods — 1.2%
Vector Group (A)	458,989	11,621,601
Financials — 4.0%
Arlington Asset Investment, Cl A (A)	428,825	8,190,557
BGC Partners, Cl A	1,127,890	11,109,717
New Residential Investment	601,963	9,444,799
New York Community Bancorp	644,562	12,266,015
		41,011,088
Health Care — 1.9%
AstraZeneca	156,845	10,573,490
PDL BioPharma (A)	1,462,593	8,512,291
		19,085,781
Industrials — 1.9%
Costamare	558,840	9,517,045
RR Donnelley & Sons	589,343	10,342,970
		19,860,015
Real Estate Investment Trusts — 22.4%
Altisource Residential	560,884	9,232,151
American Capital Mortgage Investment	582,812	9,406,586
Annaly Capital Management	993,254	9,882,877

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperDividend® ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Apollo Commercial Real Estate Finance	636,525	$10,744,542
Apollo Residential Mortgage	631,497	9,144,077
ARMOUR Residential	3,424,234	9,724,825
Capstead Mortgage	891,070	9,864,145
Chimera Investment	663,412	9,440,353
CYS Investments	1,196,479	9,284,677
Franklin Street Properties	839,937	9,886,058
Hatteras Financial	572,601	9,310,492
Hospitality Properties Trust	335,657	9,203,715
Invesco Mortgage Capital	691,475	9,964,155
Investors Real Estate Trust	1,395,633	10,062,514
Medical Properties Trust	705,192	9,639,975
New York Mortgage Trust (A)	1,366,929	10,224,629
NorthStar Realty Finance	566,815	9,069,040
Omega Healthcare Investors	264,000	9,572,640
PennyMac Mortgage Investment Trust	496,119	8,811,073
RAIT Financial Trust	1,446,662	7,580,509
Resource Capital	2,181,886	7,811,152
Sabra Health Care	327,438	8,955,429
Senior Housing Properties Trust	471,472	8,142,321
Starwood Property Trust	436,237	9,492,517
		224,450,452
Telecommunications — 1.6%
Consolidated Communications Holdings	444,847	8,865,801
Frontier Communications	1,282,811	6,054,868
Windstream Holdings (A)	205,053	994,507
		15,915,176
TOTAL UNITED STATES		331,944,113
TOTAL COMMON STOCK
(Cost $1,032,013,259)		994,950,018

REPURCHASE AGREEMENTS — 3.9%
Barclays
0.150%, dated 07/31/15, to be repurchased on 08/03/15 repurchase price $38,000,475 (collateralized by U.S. Treasury Notes, ranging in par value $7-$12,440,408, 0.000%-2.000%, 08/15/17-11/15/44 with a total market value of $38,760,001)(B)	$38,000,000	38,000,000

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperDividend® ETF

	Face Amount(1)	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank
0.140%, dated 07/31/15, to be repurchased on 08/03/15 repurchase price $1,225,962 (collateralized by U.S. Treasury Notes, par value $1,248,800, 0.625%, 12/31/16 with a total market value of $1,251,116)(B)	1,225,948	$1,225,948
TOTAL REPURCHASE AGREEMENTS
(Cost $39,225,948)		39,225,948

TIME DEPOSITS — 0.4%
Brown Brothers Harriman
0.000%, 08/03/15	3,901,863	3,901,863
1.032%, 08/03/15, AUD	639	469
0.005%, 08/03/15, HKD	455,508	58,758
4.900%, 08/03/15, ZAR	2,330	185
TOTAL TIME DEPOSITS
(Cost $3,961,275)		3,961,275

TOTAL INVESTMENTS — 103.3%
(Cost $1,075,200,482)††		$1,038,137,241

Percentages are based on Net Assets of $1,004,706,381.

(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $41,552,956.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2015 was $39,225,948.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $1,075,200,482, and the unrealized appreciation and depreciation were $74,248,022 and $(111,311,263) respectively.

ADR — American Depositary Receipt

AUD — Australian Dollar

Cl — Class

HKD — Hong Kong Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$994,950,018	$—	$—	$994,950,018
Repurchase Agreements	—	39,225,948	—	39,225,948
Time Deposits	—	3,961,275	—	3,961,275
Total Investments in Securities	$994,950,018	$43,187,223	$—	$1,038,137,241

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 81.2%
UNITED STATES— 81.2%
Basic Materials — 1.8%
Kronos Worldwide	533,536	$5,249,994
Consumer Goods — 14.3%
Altria Group	119,272	6,486,011
B&G Foods	235,587	6,956,884
Mattel	256,045	5,942,805
Philip Morris International	80,246	6,863,440
Reynolds American	89,620	7,688,500
Universal (A)	140,375	8,008,394
		41,946,034
Consumer Services — 2.2%
Six Flags Entertainment	139,373	6,500,357
Financials — 4.4%
Arlington Asset Investment, Cl A (A)	282,955	5,404,440
New York Community Bancorp	399,490	7,602,295
		13,006,735
Health Care — 1.8%
PDL BioPharma (A)	932,824	5,429,036
Industrials — 4.5%
Covanta Holding	312,207	6,162,966
Macquarie Infrastructure	82,276	6,987,701
		13,150,667
Real Estate Investment Trusts — 23.0%
AG Mortgage Investment Trust	371,930	6,769,126
Apollo Commercial Real Estate Finance	409,026	6,904,359
Apollo Residential Mortgage	438,561	6,350,363
Capstead Mortgage	573,296	6,346,387
Chimera Investment	431,432	6,139,277
Colony Capital	266,673	6,058,810
Communications Sales & Leasing	157,548	3,284,876
CYS Investments	780,284	6,055,004
New York Mortgage Trust (A)	894,164	6,688,347
Starwood Property Trust	277,455	6,037,421
Western Asset Mortgage Capital (A)	498,481	6,913,931
		67,547,901
Telecommunications — 7.7%
AT&T	193,486	6,721,704
CenturyLink	180,832	5,171,795
Frontier Communications	808,075	3,814,114
Verizon Communications	134,194	6,278,937
Windstream Holdings (A)	127,708	619,384
		22,605,934

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperDividend® U.S. ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — 21.5%
Ameren	154,397	$6,342,628
Avista	191,894	6,336,340
Consolidated Edison	103,032	6,551,805
Duke Energy	83,434	6,192,471
Empire District Electric	257,806	5,932,116
Entergy	82,822	5,882,018
Northwest Natural Gas	136,854	5,924,410
PPL	190,091	6,046,795
Southern	142,635	6,380,064
Talen Energy *	21,623	340,130
TECO Energy	329,017	7,277,856
		63,206,633
TOTAL COMMON STOCK
(Cost $249,296,771)		238,643,291

MASTER LIMITED PARTNERSHIPS — 18.0%
UNITED STATES— 18.0%
Consumer Services — 2.4%
Stonemor Partners	230,275	6,968,122
Oil & Gas — 13.7%
Crestwood Midstream Partners (A)	477,446	4,769,686
CSI Compressco	399,616	6,086,152
Enbridge Energy Partners	166,430	5,230,895
Energy Transfer Partners	109,842	5,623,910
Exterran Partners	131,332	2,708,066
Martin Midstream Partners (A)	219,124	6,720,533
Memorial Production Partners	385,018	4,019,588
TC PipeLines	92,371	5,292,858
		40,451,688
Utilities — 1.9%
Ferrellgas Partners	268,842	5,608,044
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $61,710,541)		53,027,854

REPURCHASE AGREEMENTS — 6.1%
Barclays
0.150%, dated 07/31/15, to be repurchased on 08/03/15 repurchase price $15,000,188 (collateralized by U.S. Treasury Notes, ranging in par value $9-$7,063,104, 0.000%-2.000%, 08/15/17-11/15/44 with a total market value of $15,300,000)(B)	$15,000,000	15,000,000

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank
0.140%, dated 07/31/15, to be repurchased on 08/03/15 repurchase price $3,082,511 (collateralized by U.S. Treasury Notes, par value $3,139,932, 0.625%, 12/31/16 with a total market value of $3,145,756) (B)	$3,082,475	$3,082,475
TOTAL REPURCHASE AGREEMENTS
(Cost $18,082,475)		18,082,475

TIME DEPOSIT — 0.6%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $1,627,290)	1,627,290	1,627,290
TOTAL INVESTMENTS — 105.9%
(Cost $330,717,077)††		$311,380,910

Percentages are based on Net Assets of $293,950,509.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $17,590,993.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2015 was $18,082,475.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $330,717,077, and the unrealized appreciation and depreciation were $10,490,043 and $(29,826,210) respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$238,643,291	$—	$—	$238,643,291
Master Limited Partnerships	53,027,854	—	—	53,027,854
Repurchase Agreements	—	18,082,475	—	18,082,475
Time Deposit	—	1,627,290	—	1,627,290
Total Investments in Securities	$291,671,145	$19,709,765	$—	$311,380,910

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 92.3%
BRAZIL— 12.4%
Consumer Services — 1.9%
Multiplus	6,140	$74,589
Industrials — 2.6%
CCR	13,510	60,278
EcoRodovias Infraestrutura e Logistica	20,600	41,547
		101,825
Oil & Gas — 2.2%
Petroleo Brasileiro ADR *	12,779	86,897
Utilities — 5.7%
CPFL Energia	12,639	71,289
EDP - Energias do Brasil	24,060	91,690
Light	15,360	63,714
		226,693
TOTAL BRAZIL		490,004
CHINA— 17.5%
Basic Materials — 2.4%
China Hongqiao Group	125,700	93,234
Consumer Services — 3.6%
Intime Retail Group	126,200	141,628
Financials — 1.8%
SOHO China	113,200	71,258
Oil & Gas — 2.3%
Sinopec Engineering Group, Cl H	109,800	89,938
Real Estate — 7.4%
Agile Property Holdings	131,400	75,766
Country Garden Holdings	201,400	78,977
Evergrande Real Estate Group	206,388	136,576
		291,319
TOTAL CHINA		687,377
CZECH REPUBLIC— 2.1%
Utilities — 2.1%
CEZ	3,470	84,512
HONG KONG— 2.4%
Financials — 2.4%
KWG Property Holding	126,600	95,044
INDIA— 6.2%
Basic Materials — 1.4%
NMDC	34,470	54,782
Financials — 2.4%
Indiabulls Housing Finance	8,250	94,983

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Technology — 2.4%
Hexaware Technologies	21,440	$95,867
TOTAL INDIA		245,632
MALAYSIA— 7.8%
Basic Materials — 2.3%
HAP Seng Consolidated	64,600	91,042
Financials — 2.0%
Malayan Banking	33,150	79,744
Telecommunications — 1.8%
Maxis	40,500	70,633
Utilities — 1.7%
YTL	158,200	65,357
TOTAL MALAYSIA		306,776
MEXICO— 3.7%
Real Estate Investment Trusts — 3.7%
Mexico Real Estate Management	48,400	72,082
PLA Administradora Industrial S de RL	37,000	75,312
TOTAL MEXICO		147,394
POLAND— 3.6%
Telecommunications — 1.8%
Orange Polska	33,340	72,180
Utilities — 1.8%
PGE	14,600	68,893
TOTAL POLAND		141,073
RUSSIA— 12.6%
Basic Materials — 1.9%
MMC Norilsk Nickel ADR	4,918	76,032
Oil & Gas — 4.7%
Gazprom OAO ADR	19,851	92,307
Rosneft OAO GDR	24,395	94,165
		186,472
Telecommunications — 6.0%
Mobile TeleSystems ADR	10,376	85,083
Sistema GDR	17,531	148,839
		233,922
TOTAL RUSSIA		496,426
SOUTH AFRICA— 12.5%
Basic Materials — 1.9%
Assore	5,750	38,510

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Kumba Iron Ore	4,225	$36,363
		74,873
Financials — 1.9%
Capital Property Fund	63,300	73,749
Oil & Gas — 1.3%
Exxaro Resources	8,800	52,248
Real Estate Investment Trusts — 3.6%
Growthpoint Properties	31,200	68,548
Redefine Properties	80,200	73,100
		141,648
Technology — 1.9%
Sasol	2,130	74,078
Telecommunications — 1.9%
MTN Group	4,530	75,757
TOTAL SOUTH AFRICA		492,353
THAILAND— 3.5%
Oil & Gas — 1.6%
PTT Exploration & Production	23,350	61,944
Telecommunications — 1.9%
Intouch Holdings	32,000	74,224
TOTAL THAILAND		136,168
TURKEY— 3.7%
Consumer Services — 2.1%
Dogus Otomotiv Servis ve Ticaret	13,950	81,043
Industrials — 1.6%
Turk Traktor ve Ziraat Makineleri	2,380	62,715
TOTAL TURKEY		143,758
UNITED KINGDOM— 2.3%
Basic Materials — 2.3%
Vedanta Resources	14,490	90,288
UNITED STATES— 2.0%
Industrials — 2.0%
Costamare	4,632	78,883
TOTAL COMMON STOCK
(Cost $3,629,499)		3,635,688

PREFERRED STOCK — 7.2%
BRAZIL— 4.7%
Financials — 1.3%
Bradespar	18,540	52,936

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — 3.4%
Cia Energetica de Sao Paulo	11,100	$61,695
Cia Paranaense de Energia	6,750	69,257
		130,952
TOTAL BRAZIL		183,888
RUSSIA— 2.5%
Oil & Gas — 2.5%
Surgutneftegas OAO	158,500	98,048
TOTAL PREFERRED STOCK
(Cost $314,906)		281,936
TOTAL INVESTMENTS — 99.5%
(Cost $3,944,405)††		$3,917,624

Percentages are based on Net Assets of $3,936,664.

*	Non-income producing security.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $3,944,405, and the unrealized appreciation and depreciation were $223,371 and $(250,152) respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of July 31, 2015, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there have transfers between Level 1 and Level 2 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperDividendTM REIT ETF

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA— 10.6%
Real Estate Investment Trusts — 10.6%
Federation Centres	47,085	$103,730
GPT Group	29,300	99,191
Stockland	30,400	94,878
TOTAL AUSTRALIA		297,799
CANADA— 9.8%
Real Estate Investment Trusts — 9.8%
Cominar Real Estate Investment Trust	6,804	91,944
H&R Real Estate Investment Trust	5,401	92,705
RioCan Real Estate Investment Trust	4,463	91,905
TOTAL CANADA		276,554
SOUTH AFRICA— 3.4%
Real Estate Investment Trusts — 3.4%
Redefine Properties	105,600	96,251
UNITED STATES— 75.7%
Real Estate Investment Trusts — 75.7%
American Capital Agency	4,819	92,814
American Capital Mortgage Investment	5,637	90,981
Annaly Capital Management	9,956	99,062
Anworth Mortgage Asset	20,266	101,330
ARMOUR Residential	31,797	90,303
Blackstone Mortgage Trust, Cl A	3,569	104,107
Capstead Mortgage	8,726	96,597
Chambers Street Properties	12,209	90,591
Chimera Investment	6,709	95,469
Columbia Property Trust	4,233	102,269
Corrections Corp of America	2,639	92,814
CYS Investments	11,940	92,654
EPR Properties	1,597	91,221
Government Properties Income Trust	4,536	78,337
Hatteras Financial	5,778	93,950
Liberty Property Trust	2,562	87,185
MFA Financial	13,367	100,654
PennyMac Mortgage Investment Trust	4,597	81,643
Select Income	4,137	83,030
Spirit Realty Capital	8,016	81,362
Starwood Property Trust	4,361	94,895
Two Harbors Investment	10,151	103,743

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperDividendTM REIT ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
WP Carey	1,441	$88,175
TOTAL UNITED STATES		2,133,186
TOTAL COMMON STOCK
(Cost $2,999,829)		2,803,790
TOTAL INVESTMENTS — 99.5%
(Cost $2,999,829)††		$2,803,790

Percentages are based on Net Assets of $2,818,658.

††	At July 31, 2015, the tax basis cost of the Fund's investments was $2,999,829, and the unrealized appreciation and depreciation were $3,141 and $(199,180) respectively.

Cl — Class

As of July 31, 2015, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.6%
NETHERLANDS— 4.7%
Financials — 4.7%
Aegon, 6.375%	318,856	$8,076,622
ING Groep, 6.375%	162,930	4,171,008
TOTAL NETHERLANDS		12,247,630
UNITED STATES— 94.9%
Basic Materials — 6.8%
Alcoa, Ser 1, 5.375%* (A)	194,097	7,003,020
ArcelorMittal, 6.000%*	744,569	10,907,936
		17,910,956
Consumer Goods — 3.2%
CHS, Ser 3, 6.750%(A) (B)	155,421	4,076,693
CHS, Ser 4, 7.500%	160,724	4,374,907
		8,451,600
Energy — 4.3%
Southwestern Energy, Ser B, 6.250%*	263,721	11,340,003
Financials — 70.1%
Aegon, 8.000%	167,698	4,662,004
Ally Financial, Ser A, 8.500%(B)	153,446	3,994,199
Aviva, 8.250%	127,621	3,476,396
Barclays Bank, Ser 3, 7.100%	147,934	3,861,077
Barclays Bank, Ser 4, 7.750%	123,983	3,248,355
Barclays Bank, Ser 5, 8.125%	287,673	7,554,293
Capital One Financial, Ser C, 6.250%	157,616	4,077,526
Capital One Financial, Ser D, 6.700%(A)	157,811	4,259,319
Citigroup, Ser J, 7.125%(B)	140,434	3,925,130
Citigroup, Ser L, 6.875%	70,620	1,877,080
Citigroup Capital XIII, 7.875%(B)	334,467	8,518,874
Countrywide Capital IV, 6.750%	99,452	2,541,993
Countrywide Capital V, 7.000%	298,012	7,617,187
Deutsche Bank Contingent Capital Trust III, 7.600%(A)	302,025	8,350,991
Deutsche Bank Contingent Capital Trust V, 8.050%	211,436	6,057,642
Discover Financial Services, Ser B, 6.500%	183,379	4,832,037
GMAC Capital Trust I, Ser 2, 8.125%(B)	401,955	10,543,280
Hartford Financial Services Group, 7.875%(A) (B)	193,718	6,042,065
HSBC Holdings, 8.125%(A)	204,955	5,384,168
HSBC Holdings, Ser 2, 8.000%	352,799	9,186,886
ING Groep, 7.200%(A)	170,470	4,423,696
JPMorgan Chase, Ser T, 6.700%(A)	291,683	7,715,015
Ladenburg Thalmann Financial Services, Ser A, 8.000%(A)	113,425	2,807,269
Merrill Lynch Preferred Capital Trust V, Ser F, 7.280%	169,022	4,375,980
Morgan Stanley, Ser E, 7.125%(A) (B)	206,361	5,773,981
Morgan Stanley, Ser F, 6.875%(A) (B)	203,872	5,539,202

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperIncomeTM Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, Ser G, 6.625%	119,851	$3,140,096
Raymond James Financial, 6.900%	111,067	2,988,813
Regions Financial, Ser A, 6.375%	159,128	4,083,224
Regions Financial, Ser B, 6.375%(A) (B)	158,194	4,174,740
Royal Bank of Scotland Group, Ser Q, 6.750%	121,223	3,063,305
Royal Bank of Scotland Group, Ser S, 6.600%(A)	155,334	3,922,184
Royal Bank of Scotland Group, Ser T, 7.250%	301,413	7,686,031
Wells Fargo, Ser J, 8.000%	500,474	14,263,509
		183,967,547
Real Estate Investment Trusts — 6.5%
Annaly Capital Management, Ser D, 7.500%(A)	145,655	3,580,200
Digital Realty Trust, Ser H, 7.375%	115,084	3,122,229
NorthStar Realty Finance, Ser E, 8.750%	79,011	2,047,965
Vereit, Ser F, 6.700%*	335,726	8,242,073
		16,992,467
Telecommunications — 4.0%
Qwest, 7.500%	183,745	4,861,893
Qwest, Ser 51, 7.375%	210,591	5,483,789
		10,345,682
TOTAL UNITED STATES		249,008,255
TOTAL PREFERRED STOCK
(Cost $269,215,077)		261,255,885

REPURCHASE AGREEMENTS — 6.0%
Barclays
0.150%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $10,000,125 (collateralized by U.S. Treasury Notes, ranging in par value $6-$4,708,736, 0.000%-2.000%, 08/15/17-11/15/44 with a total market value of $10,200,000)(C)	$10,000,000	10,000,000
Deutsche Bank
0.140%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $5,596,350 (collateralized by U.S. Treasury Notes, par value $5,700,600, 0.625%, 12/31/16 with a total market value of $5,711,172)(C)	5,596,285	5,596,285
TOTAL REPURCHASE AGREEMENTS
(Cost $15,596,285)		15,596,285

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $565,058)	565,058	565,058

TOTAL INVESTMENTS — 105.8%
(Cost $285,376,420)††		$277,417,228

Percentages are based on Net Assets of $262,231,123

Schedule of Investments (Unaudited)	July 31, 2015

Global X SuperIncomeTM Preferred ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $15,163,494.
(B)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2015.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2015 was $15,596,285.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $285,376,420, and the unrealized appreciation and depreciation were $2,347,790 and $(10,306,982) respectively.

Ser — Series

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$261,255,885	$—	$—	$261,255,885
Repurchase Agreements	—	15,596,285	—	15,596,285
Time Deposit	—	565,058	—	565,058
Total Investments in Securities	$261,255,885	$16,161,343	$—	$277,417,228

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Social Media Index ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 20.1%
Technology — 20.1%
Changyou.com ADR *	8,049	$187,461
NetEase ADR	37,145	5,149,411
Renren ADR *	92,274	323,882
Tencent Holdings	440,355	8,219,415
Youku.com ADR *	80,120	1,554,328
YY ADR * (A)	21,404	1,265,190
TOTAL CHINA		16,699,687
GERMANY— 0.7%
Technology — 0.7%
XING	3,636	615,039
JAPAN— 11.9%
Technology — 11.9%
Dena	139,331	2,772,113
Gree	135,035	794,548
Mixi	49,220	2,133,350
Nexon	306,072	4,202,175
TOTAL JAPAN		9,902,186
RUSSIA— 6.7%
Technology — 6.7%
Mail.ru Group GDR *	144,707	2,720,492
Yandex, Cl A *	205,907	2,864,166
TOTAL RUSSIA		5,584,658
TAIWAN— 1.4%
Technology — 1.4%
PChome Online	84,191	1,168,004
UNITED STATES— 59.0%
Consumer Goods — 2.0%
King Digital Entertainment	106,884	1,659,908
Technology — 57.0%
Angie's List * (A)	56,894	284,470
Demand Media *	11,341	67,479
Facebook, Cl A *	110,270	10,366,483
Google, Cl A *	7,929	5,213,317
Groupon, Cl A *	586,163	2,825,306
Jive Software *	53,283	251,496
LinkedIn, Cl A *	35,302	7,175,484
Nutrisystem	37,672	1,132,044
Pandora Media *	240,446	4,212,614

Schedule of Investments (Unaudited)	July 31, 2015

Global X Social Media Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — continued
SINA *	86,793	$3,524,664
Twitter *	82,691	2,564,248
United Online *	18,174	252,619
Weibo ADR * (A)	90,318	1,267,161
Yahoo! *	94,101	3,450,684
Yelp, Cl A * (A)	85,411	2,254,850
Zynga, Cl A *	989,591	2,454,186
		47,297,105
TOTAL UNITED STATES		48,957,013
TOTAL COMMON STOCK
(Cost $99,741,850)		82,926,587

REPURCHASE AGREEMENT — 2.8%
Deutsche Bank
0.140%, dated 07/31/15, to be repurchased on 08/03/15 repurchase price $2,333,977 (collateralized by U.S. Treasury Notes, par value $2,377,455, 0.625%, 12/31/16 with a total market value of $2,381,864)(B)
(Cost $2,333,950)	$2,333,950	2,333,950

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $130,095)	130,095	130,095

TOTAL INVESTMENTS — 102.8%
(Cost $102,205,895)††		$85,390,632

Percentages are based on Net Assets of $83,040,299.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $2,271,552.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2015 was $2,333,950.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $102,205,895, and the unrealized appreciation and depreciation were $8,529,650 and $(25,344,913) respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Schedule of Investments (Unaudited)	July 31, 2015

Global X Social Media Index ETF

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$82,926,587	$—	$—	$82,926,587
Repurchase Agreement	—	2,333,950	—	2,333,950
Time Deposit	—	130,095	—	130,095
Total Investments in Securities	$82,926,587	$2,464,045	$—	$85,390,632

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X | JPMorgan Efficiente Index ETF

	Shares/Face Amount	Value
EXCHANGE TRADED FUNDS — 100.0%
iShares Core S&P Small-Capital ETF	32,093	$3,751,672
iShares JP Morgan USD Emerging Markets Bond ETF	34,537	3,787,327
SPDR Barclays High Yield Bond ETF	74,244	2,819,045
Vanguard FTSE Developed Markets ETF	95,258	3,832,230
Vanguard FTSE Emerging Markets ETF	92,970	3,562,610
Vanguard S&P 500 ETF	4,980	960,891
TOTAL EXCHANGE TRADED FUNDS
(Cost $19,376,961)		18,713,775

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $16,855)	$16,855	16,855

TOTAL INVESTMENTS — 100.1%
(Cost $19,393,816)††		$18,730,630

Percentages are based on Net Assets of $18,712,874.

††	At July 31, 2015, the tax basis cost of the Fund's investments was $19,393,816, and the unrealized appreciation and depreciation were $84,267 and $(747,453) respectively.

ETF — Exchange Traded Fund

FTSE  — Financial Times and Stock Exchange

SPDR — Standard & Poor’s Depositary Receipts

S&P — Standard & Poor's

USD — United States Dollar

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,713,775	$—	$—	$18,713,775
Time Deposit	—	16,855	—	16,855
Total Investments in Securities	$18,713,775	$16,855	$—	$18,730,630

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X | JPMorgan US Sector Rotator Index ETF

	Shares/Face Amount	Value
EXCHANGE TRADED FUNDS — 99.8%
Consumer Discretionary Select Sector SPDR Fund	67,262	$5,395,757
Consumer Staples Select Sector SPDR Fund	112,261	5,647,851
Financial Select Sector SPDR Fund	204,218	5,148,336
SPDR Dow Jones REIT ETF	71,392	6,380,304
Utilities Select Sector SPDR Fund	103,167	4,538,316
TOTAL EXCHANGE TRADED FUNDS
(Cost $26,785,891)		27,110,564

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $20,230)	$20,230	20,230

TOTAL INVESTMENTS — 99.9%
(Cost $26,806,121)††		$27,130,794

Percentages are based on Net Assets of $27,159,041.

††	At July 31, 2015, the tax basis cost of the Fund's investments was $26,806,121, and the unrealized appreciation and depreciation were $329,584 and $(4,911) respectively.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,110,564	$—	$—	$27,110,564
Time Deposit	—	20,230	—	20,230
Total Investments in Securities	$27,110,564	$20,230	$—	$27,130,794

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Permanent ETF

	Face Amount/Shares	Value
U.S. TREASURY OBLIGATIONS — 50.6%
U.S. Treasury Bonds
4.625%, 02/15/40	$518,200	$681,554
4.375%, 11/15/39	541,800	687,747
4.375%, 05/15/40	541,700	688,382
3.875%, 08/15/40	579,318	683,686
U.S. Treasury Notes
1.500%, 06/30/16	664,000	671,159
1.500%, 07/31/16	660,000	667,425
1.000%, 08/31/16	665,000	669,416
0.875%, 11/30/16	668,000	671,548
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,338,296)		5,420,917

EXCHANGE TRADED COMMODITIES — 23.4%
ETFS Physical Gold	9,440	1,002,150
ETFS Physical Silver	31,662	452,710
ETFS Physical Silver (GBP shares)	3,802	54,245
Gold Bullion Securities	9,569	999,195
TOTAL EXCHANGE TRADED COMMODITIES
(Cost $3,731,980)		2,508,300

COMMON STOCK — 19.3%
AUSTRALIA— 0.3%
Basic Materials — 0.3%
BHP Billiton ADR	878	33,689
CANADA— 0.3%
Basic Materials — 0.3%
Potash Corp of Saskatchewan	1,149	31,230
FRANCE— 0.3%
Oil & Gas — 0.3%
Total	712	35,459
NETHERLANDS— 0.4%
Oil & Gas — 0.4%
Royal Dutch Shell ADR, Cl A	625	35,925
PERU— 0.3%
Basic Materials — 0.3%
Southern Copper	1,205	33,571
RUSSIA— 0.3%
Basic Materials — 0.3%
MMC Norilsk Nickel ADR	2,000	30,920
SWITZERLAND— 0.6%
Basic Materials — 0.6%
Glencore Xstrata	8,630	28,012

Schedule of Investments (Unaudited)	July 31, 2015

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Syngenta ADR	447	$36,810
TOTAL SWITZERLAND		64,822
UNITED KINGDOM— 0.6%
Basic Materials — 0.3%
Rio Tinto ADR	867	33,484
Oil & Gas — 0.3%
BP	5,300	32,706
TOTAL UNITED KINGDOM		66,190
UNITED STATES— 16.2%
Consumer Goods — 1.8%
Altria Group	391	21,263
Archer-Daniels-Midland	737	34,949
Coca-Cola	464	19,061
Monsanto	334	34,031
PepsiCo	205	19,752
Philip Morris International	238	20,356
Procter & Gamble	245	18,791
Walgreens Boots Alliance	227	21,935
		190,138
Consumer Services — 1.3%
Amazon.com *	44	23,590
Comcast, Cl A	318	19,846
CVS Health	183	20,582
Home Depot	173	20,246
McDonald's	202	20,172
Wal-Mart Stores	270	19,435
Walt Disney	168	20,160
		144,031
Financials — 1.5%
Bank of America	1,127	20,151
Berkshire Hathaway, Cl B *	140	19,984
Citigroup	347	20,285
Goldman Sachs Group	92	18,866
JPMorgan Chase	283	19,394
Mastercard, Cl A	205	19,967
Visa, Cl A	285	21,472
Wells Fargo	340	19,676
		159,795
Health Care — 2.2%
AbbVie	285	19,953

Schedule of Investments (Unaudited)	July 31, 2015

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Allergan *	63	$20,862
Amgen	125	22,074
Biogen Idec *	48	15,301
Bristol-Myers Squibb	289	18,970
Celgene *	166	21,788
Eli Lilly	229	19,353
Gilead Sciences	163	19,211
Johnson & Johnson	196	19,641
Merck	336	19,811
Pfizer	573	20,662
UnitedHealth Group	157	19,060
		236,686
Industrials — 1.2%
3M	130	19,674
Boeing	138	19,895
Deere	366	34,613
General Electric	718	18,740
Union Pacific	197	19,225
United Technologies	173	17,354
		129,501
Oil & Gas — 0.8%
Chevron	369	32,649
Exxon Mobil	428	33,902
Schlumberger	223	18,469
		85,020
Real Estate Investment Trusts — 5.3%
American Tower, Cl A	572	54,403
AvalonBay Communities	335	57,734
Crown Castle International	665	54,470
Equity Residential	760	56,856
General Growth Properties	2,082	56,505
Health Care	813	56,398
ProLogis	1,439	58,438
Public Storage	290	59,502
Simon Property Group	309	57,851
Ventas	838	56,221
		568,378
Technology — 1.7%
Apple	152	18,437
Cisco Systems	697	19,809
Facebook, Cl A *	222	20,870
Google, Cl A *	33	21,698
Intel	629	18,209

Schedule of Investments (Unaudited)	July 31, 2015

Global X Permanent ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — continued
International Business Machines	118	$19,115
Microsoft	434	20,268
Oracle	453	18,093
QUALCOMM	306	19,703
		176,202
Telecommunications — 0.4%
AT&T	537	18,655
Verizon Communications	410	19,184
		37,839
TOTAL UNITED STATES		1,727,590
TOTAL COMMON STOCK
(Cost $1,886,622)		2,059,396

EXCHANGE TRADED FUNDS — 6.0%
Vanguard FTSE All-World ex-US ETF, Cl U	6,631	321,007
Vanguard Small-Cap ETF	2,649	320,847
TOTAL EXCHANGE TRADED FUNDS
(Cost $567,483)		641,854

TIME DEPOSIT — 0.4%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $40,683)	$40,683	40,683

TOTAL INVESTMENTS — 99.7%
(Cost $11,565,064)††		$10,671,150

Percentages are based on Net Assets of $10,706,736.

*	Non-income producing security.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $11,565,064, and the unrealized appreciation and depreciation were $437,953 and $(1,331,867) respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE  — Financial Times and Stock Exchange

GBP — British Pound Sterling

Schedule of Investments (Unaudited)	July 31, 2015

Global X Permanent ETF

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$5,420,917	$—	$5,420,917
Exchange Traded Commodities	2,508,300	—	—	2,508,300
Common Stock	2,059,396	—	—	2,059,396
Exchange Traded Funds	641,854	—	—	641,854
Time Deposit	—	40,683	—	40,683
Total Investments in Securities	$5,209,550	$5,461,600	$—	$10,671,150

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X GuruTM Index ETF

	Shares	Value
COMMON STOCK — 98.0%
CANADA— 4.6%
Health Care — 2.6%
Valeant Pharmaceuticals International *	24,041	$6,191,279
Industrials — 2.0%
Canadian Pacific Railway	30,609	4,923,457
TOTAL CANADA		11,114,736
CHINA— 2.0%
Technology — 2.0%
Baidu ADR *	28,233	4,874,710
IRELAND— 5.2%
Health Care — 5.2%
Horizon Pharma *	185,679	6,842,271
Shire ADR	21,317	5,687,589
TOTAL IRELAND		12,529,860
MEXICO— 2.1%
Telecommunications — 2.1%
America Movil ADR, Ser L	260,528	5,049,033
UNITED KINGDOM— 4.5%
Consumer Goods — 2.3%
Fiat Chrysler Automobiles * (A)	350,303	5,534,787
Consumer Services — 2.2%
Liberty Global *	109,132	5,362,746
TOTAL UNITED KINGDOM		10,897,533
UNITED STATES— 79.6%
Basic Materials — 4.1%
Celanese, Cl A	80,337	5,295,815
FMC	93,963	4,560,964
		9,856,779
Consumer Goods — 13.3%
Darling Ingredients *	349,881	4,495,971
DR Horton	204,810	6,080,809
General Motors	153,703	4,843,182
Mondelez International, Cl A	135,501	6,115,160
Monsanto	45,073	4,592,488
NIKE, Cl B	51,776	5,965,630
		32,093,240
Consumer Services — 13.1%
CBS, Cl B	89,138	4,766,209
Houghton Mifflin Harcourt *	228,473	5,970,000
Liberty Global *	5,460	232,323
Michaels *	199,631	5,058,650

Schedule of Investments (Unaudited)	July 31, 2015

Global X GuruTM Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Office Depot *	585,911	$4,687,288
Pandora Media *	296,008	5,186,060
priceline.com *	4,425	5,502,797
		31,403,327
Financials — 16.3%
Ally Financial *	242,570	5,523,319
American International Group	92,083	5,904,362
Bank of New York Mellon	124,638	5,409,289
Citigroup	99,096	5,793,152
JPMorgan Chase	81,580	5,590,678
Moody's	49,530	5,469,598
Voya Financial	119,393	5,605,501
		39,295,899
Health Care — 4.2%
Allergan *	18,306	6,062,032
Arbutus Biopharma *	392,103	4,246,475
		10,308,507
Industrials — 11.0%
FleetCor Technologies *	35,135	5,439,601
LinkedIn, Cl A *	27,291	5,547,169
Owens-Illinois *	209,746	4,478,077
RR Donnelley & Sons	291,647	5,118,405
Spirit Aerosystems Holdings, Cl A *	101,269	5,701,445
		26,284,697
Oil & Gas — 2.0%
Cheniere Energy *	70,253	4,845,349
Real Estate Investment Trusts — 4.4%
American Tower, Cl A	56,962	5,417,656
Crown Castle International	64,418	5,276,478
		10,694,134
Technology — 11.2%
Akamai Technologies *	69,490	5,330,578
Apple	41,649	5,052,024
CDK Global	100,335	5,181,299
CDW	144,410	5,188,651
Facebook, Cl A *	67,036	6,302,054
		27,054,606
TOTAL UNITED STATES		191,836,538
TOTAL COMMON STOCK
(Cost $231,995,269)		236,302,410

Schedule of Investments (Unaudited)	July 31, 2015

Global X GuruTM Index ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIP — 1.9%
UNITED STATES— 1.9%
Oil & Gas — 1.9%
Enterprise Products Partners
(Cost $5,164,408)	159,217	$4,510,618

REPURCHASE AGREEMENT — 0.9%
Deutsche Bank
0.140%, dated 07/31/15, to be repurchased on 08/03/15 repurchase price $2,034,224 (collateralized by U.S. Treasury Notes, par value $2,072,117, 0.625%, 12/31/16 with a total market value of $2,075,960)(B)
(Cost $2,034,200)	$2,034,200	2,034,200

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $299,097)	299,097	299,097
TOTAL INVESTMENTS — 100.9%
(Cost $239,492,974)††		$243,146,325

Percentages are based on Net Assets of $241,062,898.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $1,755,866.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2015 was $2,034,200.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $239,492,974, and the unrealized appreciation and depreciation were $20,782,475 and $(17,129,124) respectively.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$236,302,410	$—	$—	$236,302,410
Master Limited Partnership	4,510,618	—	—	4,510,618
Repurchase Agreement	—	2,034,200	—	2,034,200
Time Deposit	—	299,097	—	299,097
Total Investments in Securities	$240,813,028	$2,333,297	$—	$243,146,325

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X GuruTM Activist Index ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA— 6.8%
Consumer Services — 2.3%
Restaurant Brands International	1,541	$66,632
Health Care — 2.5%
Valeant Pharmaceuticals International *	279	71,851
Industrials — 2.0%
Canadian Pacific Railway	356	57,263
TOTAL CANADA		195,746
UNITED STATES— 93.1%
Basic Materials — 7.8%
Air Products & Chemicals	427	60,853
Chemours	172	1,878
Dow Chemical	1,240	58,354
EI du Pont de Nemours	898	50,072
Platform Specialty Products *	2,311	53,777
		224,934
Consumer Goods — 8.6%
ConAgra Foods	990	43,619
Mondelez International, Cl A	1,576	71,125
PepsiCo	645	62,146
Walgreens Boots Alliance	728	70,347
		247,237
Consumer Services — 15.5%
eBay *	1,056	29,695
Hertz Global Holdings *	3,033	51,531
McDonald's	646	64,510
PayPal Holdings *	1,057	40,906
Scripps Networks Interactive, Cl A	920	57,574
Time Warner	737	64,885
Time Warner Cable	401	76,193
Twenty-First Century Fox, Cl B	1,878	62,951
		448,245
Financials — 12.3%
Bank of New York Mellon	1,447	62,799
CBRE Group, Cl A *	1,624	61,663
Franklin Resources	1,209	55,070
Intercontinental Exchange	265	60,431
Legg Mason	1,156	57,037
Loews	1,534	58,461
		355,461

Schedule of Investments (Unaudited)	July 31, 2015

Global X GuruTM Activist Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 9.7%
Allergan *	213	$70,535
Amgen	385	67,987
Hologic *	1,817	75,696
Zoetis, Cl A	1,346	65,927
		280,145
Industrials — 2.1%
FedEx	355	60,854
Oil & Gas — 14.2%
Anadarko Petroleum	742	55,168
Baker Hughes	954	55,475
Chesapeake Energy	4,219	36,537
CONSOL Energy	2,002	33,073
CVR Energy	1,552	59,333
Halliburton	1,350	56,417
Hess	915	53,994
Williams	1,181	61,978
		411,975
Technology — 21.0%
Adobe Systems *	792	64,936
Apple	483	58,588
EMC	2,356	63,353
Juniper Networks	2,283	64,883
Microsoft	1,310	61,177
Motorola Solutions	1,050	63,168
NCR *	2,080	57,283
Nuance Communications *	3,646	66,102
QUALCOMM	897	57,758
SunEdison *	2,155	50,168
		607,416
Telecommunications — 1.9%
Level 3 Communications *	1,109	56,005
TOTAL UNITED STATES		2,692,272
TOTAL COMMON STOCK
(Cost $2,984,477)		2,888,018
TOTAL INVESTMENTS — 99.9%
(Cost $2,984,477)††		$2,888,018

Percentages are based on Net Assets of $2,891,508.

*	Non-income producing security.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $2,984,477, and the unrealized appreciation and depreciation were $117,305 and $(213,764) respectively.

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2015

Global X GuruTM Activist Index ETF

As of July 31, 2015, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X GuruTM International Index ETF

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA— 1.7%
Oil & Gas — 1.7%
YPF ADR	1,049	$24,054
AUSTRALIA— 1.8%
Basic Materials — 1.8%
BHP Billiton ADR	664	25,478
BELGIUM— 2.1%
Consumer Goods — 2.1%
Anheuser-Busch InBev ADR	247	29,529
BRAZIL— 7.1%
Financials — 5.2%
Banco Bradesco ADR	3,028	24,042
Banco Santander Brasil ADR	5,402	25,227
Itau Unibanco Holding ADR	2,772	24,061
		73,330
Industrials — 1.9%
Embraer ADR	961	26,764
TOTAL BRAZIL		100,094
CANADA— 24.1%
Basic Materials — 3.3%
Agrium	285	29,144
Barrick Gold	2,456	17,339
		46,483
Consumer Goods — 4.4%
Gildan Activewear, Cl A	946	30,537
Lululemon Athletica *	493	30,990
		61,527
Consumer Services — 4.4%
IMAX *	784	29,330
Restaurant Brands International	743	32,127
		61,457
Financials — 2.1%
Brookfield Asset Management, Cl A	845	29,431
Industrials — 6.4%
Canadian National Railway	505	31,527
Canadian Pacific Railway	176	28,310
Progressive Waste Solutions	1,079	29,360
		89,197
Oil & Gas — 1.9%
Cenovus Energy	1,805	26,317

Schedule of Investments (Unaudited)	July 31, 2015

Global X GuruTM International Index ETF

	Shares	Value
COMMON STOCK — continued
Technology — 1.6%
BlackBerry *	3,007	$23,259
TOTAL CANADA		337,671
CHINA— 5.5%
Consumer Services — 3.6%
Alibaba Group Holding ADR *	337	26,401
Vipshop Holdings ADR *	1,198	23,349
		49,750
Technology — 1.9%
Baidu ADR *	156	26,935
TOTAL CHINA		76,685
FINLAND— 2.2%
Technology — 2.2%
Nokia ADR	4,282	30,188
FRANCE— 2.9%
Health Care — 2.9%
Flamel Technologies ADR *	1,711	40,927
HONG KONG— 2.4%
Consumer Services — 2.4%
Melco Crown Entertainment ADR	1,605	33,111
INDIA— 3.9%
Industrials — 1.6%
Tata Motors ADR	745	22,097
Technology — 2.3%
Infosys ADR	1,906	32,230
TOTAL INDIA		54,327
IRELAND— 2.3%
Health Care — 2.3%
Shire ADR	119	31,750
ISRAEL— 6.1%
Health Care — 2.5%
Teva Pharmaceutical Industries ADR	500	34,510
Technology — 3.6%
RADWARE *	1,285	24,466
Tower Semiconductor *	1,991	26,401
		50,867
TOTAL ISRAEL		85,377
MEXICO— 2.0%
Telecommunications — 2.0%
America Movil ADR, Ser L	1,466	28,411

Schedule of Investments (Unaudited)	July 31, 2015

Global X GuruTM International Index ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS— 6.3%
Industrials — 4.3%
AerCap Holdings *	637	$29,837
Koninklijke Philips	1,091	30,341
		60,178
Oil & Gas — 2.0%
Royal Dutch Shell ADR, Cl A	497	28,567
TOTAL NETHERLANDS		88,745
NORWAY— 1.9%
Oil & Gas — 1.9%
Statoil ADR	1,550	26,211
PERU— 2.0%
Financials — 2.0%
Credicorp Ltd.	209	27,567
SINGAPORE— 2.1%
Technology — 2.1%
Avago Technologies, Cl A	236	29,533
SOUTH KOREA— 2.0%
Telecommunications — 2.0%
SK Telecom ADR	1,192	28,596
SWITZERLAND— 2.3%
Financials — 2.3%
UBS Group	1,390	32,053
TAIWAN— 1.9%
Technology — 1.9%
Taiwan Semiconductor Manufacturing ADR	1,232	27,240
UNITED KINGDOM— 5.6%
Consumer Goods — 2.2%
Fiat Chrysler Automobiles *	1,942	30,683
Oil & Gas — 3.4%
BP ADR	732	27,062
Ensco, Cl A	1,246	20,659
		47,721
TOTAL UNITED KINGDOM		78,404
UNITED STATES— 11.6%
Consumer Services — 3.7%
MakeMyTrip *	1,651	24,105
TAL Education Group ADR *	844	28,536
		52,641

Schedule of Investments (Unaudited)	July 31, 2015

Global X GuruTM International Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Health Care — 1.7%
Arbutus Biopharma *	2,142	$23,198
Oil & Gas — 6.2%
Enbridge	610	26,572
Euronav	2,196	33,335
TransCanada	694	27,003
		86,910
TOTAL UNITED STATES		162,749
TOTAL COMMON STOCK
(Cost $1,529,736)		1,398,700
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $1,910)	$1,910	1,910
TOTAL INVESTMENTS — 99.9%
(Cost $1,531,646)††		$1,400,610

Percentages are based on Net Assets of $1,401,377.

*	Non-income producing security.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $1,531,646, and the unrealized appreciation and depreciation were $94,959 and $(225,995) respectively.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Ser — Series

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,398,700	$—	$—	$1,398,700
Time Deposit	—	1,910	—	1,910
Total Investments in Securities	$1,398,700	$1,910	$—	$1,400,610

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X GuruTM Small Cap Index ETF

	Shares	Value
COMMON STOCK — 98.3%
AUSTRALIA— 0.6%
Basic Materials — 0.6%
Tronox, Cl A	776	$8,521
CANADA— 1.9%
Consumer Discretionary — 0.9%
MDC Partners, Cl A	660	11,636
Consumer Services — 1.0%
IMAX *	357	13,355
TOTAL CANADA		24,991
CHILE— 0.8%
Consumer Goods — 0.8%
Embotelladora Andina ADR, Cl B	650	10,823
CHINA— 1.0%
Technology — 1.0%
Shanda Games ADR *	2,010	13,608
FRANCE— 1.4%
Health Care — 1.4%
Flamel Technologies ADR *	782	18,705
ISRAEL— 0.9%
Technology — 0.9%
RADWARE *	585	11,138
NETHERLANDS— 1.0%
Technology — 1.0%
InterXion Holding *	470	12,981
UNITED KINGDOM— 0.8%
Oil & Gas — 0.8%
Rowan, Cl A	630	10,855
UNITED STATES— 89.9%
Basic Materials — 4.0%
Flotek Industries *	1,119	19,157
Mercer International	965	11,667
Resolute Forest Products *	1,128	11,144
US Silica Holdings	430	9,684
		51,652
Consumer Discretionary — 1.0%
Liberty TripAdvisor Holdings, Cl A *	463	13,561
Consumer Goods — 12.2%
Barnes & Noble *	623	16,379
Chico's FAS	816	12,420
Cooper-Standard Holding *	217	13,953

Schedule of Investments (Unaudited)	July 31, 2015

Global X GuruTM Small Cap Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Darling Ingredients *	900	$11,565
Federal-Mogul Holdings *	1,070	11,984
Lands' End *	473	11,153
Libbey	338	12,577
Lumber Liquidators Holdings *	555	10,711
Navistar International *	487	8,542
Post Holdings *	330	17,734
Ryland Group	318	14,459
Take-Two Interactive Software *	503	15,885
		157,362
Consumer Services — 14.1%
Ascena Retail Group *	938	11,744
Caesars Entertainment *	1,400	7,294
DreamWorks Animation SKG, Cl A *	525	12,658
First Cash Financial Services *	289	11,754
Heartland Payment Systems	258	16,073
KB Home	922	14,734
LifeLock *	910	7,207
Meritage Homes *	304	13,710
Monro Muffler Brake	220	13,915
Orbitz Worldwide *	1,210	13,649
Rent-A-Center, Cl A	427	11,439
Republic Airways Holdings *	1,259	6,345
Sinclair Broadcast Group, Cl A	462	13,407
TAL Education Group ADR *	384	12,983
Tile Shop Holdings *	1,070	15,280
		182,192
Financials — 11.3%
Ambac Financial Group *	580	9,303
American National Insurance	140	14,973
Ellie Mae *	220	17,259
Enstar Group *	91	14,559
HRG Group *	1,096	15,618
International FCStone *	380	11,081
MBIA *	1,534	9,128
Nationstar Mortgage Holdings *	679	12,595
NMI Holdings, Cl A *	1,737	13,896
St. Joe *	874	14,202
Susquehanna Bancshares	1,000	14,200
		146,814
Health Care — 12.0%
Anacor Pharmaceuticals *	220	32,822
Arbutus Biopharma *	980	10,613

Schedule of Investments (Unaudited)	July 31, 2015

Global X GuruTM Small Cap Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Depomed *	681	$21,452
Hill-Rom Holdings	267	14,960
Kindred Healthcare	604	12,460
Medicines *	511	16,040
Retrophin *	520	16,505
Theravance	856	13,114
Vanda Pharmaceuticals *	1,328	16,255
		154,221
Industrials — 13.1%
Advanced Micro Devices *	5,990	11,561
American Railcar Industries	253	10,107
Dycom Industries *	247	16,317
EnPro Industries	219	11,099
GATX	251	13,313
Louisiana-Pacific *	770	11,350
MasTec *	775	14,283
Meritor *	1,000	14,080
Nortek *	165	13,462
Quad	654	10,758
Quanex Building Products	755	15,161
Scorpio Bulkers *	5,560	10,064
YRC Worldwide *	968	18,682
		170,237
Oil & Gas — 7.6%
Denbury Resources	1,910	7,525
Enbridge Energy Management	375	11,888
Exterran Holdings	440	10,908
MRC Global *	894	11,488
PBF Energy, Cl A	508	16,038
SandRidge Energy *	12,639	6,534
Scorpio Tankers	1,492	16,024
Stone Energy *	1,010	5,848
Viper Energy Partners	739	11,709
		97,962
Real Estate Investment Trusts — 1.9%
Altisource Residential	740	12,181
Xenia Hotels & Resorts	610	12,645
		24,826
Technology — 9.2%
Aerojet Rocketdyne Holdings *	660	15,451
Allscripts Healthcare Solutions *	700	10,122
Carbonite *	1,281	15,295
Eastman Kodak *	730	9,950

Schedule of Investments (Unaudited)	July 31, 2015

Global X GuruTM Small Cap Index ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Entegris *	1,010	$14,963
Mentor Graphics	545	14,219
NetScout Systems *	342	13,639
Stratasys *	400	12,292
Universal Display *	267	12,739
		118,670
Telecommunications — 3.5%
Globalstar *	5,600	11,592
Intelsat *	1,316	12,515
Leap Wireless (A) (B)	856	1,819
Pacific DataVision *	290	8,480
VASCO Data Security International *	524	10,684
		45,090
TOTAL UNITED STATES		1,162,587
TOTAL COMMON STOCK
(Cost $1,440,881)		1,274,209
MASTER LIMITED PARTNERSHIPS — 1.8%
UNITED STATES— 1.8%
Oil & Gas — 1.8%
Crestwood Midstream Partners	980	9,790
Summit Midstream Partners	434	13,003
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $32,873)		22,793
TOTAL INVESTMENTS — 100.1%
(Cost $1,473,754)††		$1,297,002

Percentages are based on Net Assets of $1,295,855.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2015, was $1,819 and represents 0.1% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of July 31, 2015 was 1,819 and represented 0.1% of Net Assets.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $1,473,754, and the unrealized appreciation and depreciation were $123,877 and $(300,629) respectively.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	July 31, 2015

Global X GuruTM Small Cap Index ETF

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$1,272,390	$—	$1,819	$1,274,209
Master Limited Partnerships	22,793	—	—	22,793
Total Investments in Securities	$1,295,183	$—	$1,819	$1,297,002

(a)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X GF China Bond ETF

	Face Amount(1)	Value
CORPORATE OBLIGATIONS — 95.4%
Basic Materials — 4.1%
Wuhan Iron & Steel Group MTN
4.990%, 08/08/16	10,000,000	$1,631,602
Consumer Services — 4.1%
Overseas Chinese Town Enterprises MTN
5.400%, 08/08/17	10,000,000	1,656,808
Energy — 8.3%
China Three Gorges MTN
4.440%, 04/17/18	10,000,000	1,640,562
Shenhua Group MTN
5.150%, 06/13/19	10,000,000	1,679,004
		3,319,566
Financials — 33.4%
Agricultural Development Bank of China
4.950%, 07/16/19	10,000,000	1,695,161
China Development Bank
4.830%, 09/19/19	30,000,000	5,063,220
3.750%, 07/09/17	30,000,000	4,873,269
China Merchants Group MTN
5.400%, 08/18/21	10,000,000	1,700,918
		13,332,568
Government — 24.7%
China Government Bond
4.000%, 09/11/17	30,000,000	4,962,245
3.530%, 10/30/19	30,000,000	4,907,652
		9,869,897
Industrials — 12.3%
China North Industries Group
4.480%, 05/24/17	10,000,000	1,635,511
China Shipbuilding Industry MTN
5.350%, 05/12/17	10,000,000	1,652,336
China State Shipbuilding MTN
4.800%, 07/18/19	10,000,000	1,632,097
		4,919,944
Technology — 4.2%
China Electronics MTN
5.400%, 06/13/19	10,000,000	1,665,332
Utilities — 4.3%
China Huaneng Group MTN
5.750%, 03/14/19	10,000,000	1,700,378
TOTAL CORPORATE OBLIGATION
(Cost $37,902,813)		38,096,095

Schedule of Investments (Unaudited)	July 31, 2015

Global X GF China Bond ETF

	Face Amount	Value
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $22,881)	$22,881	$22,881
TOTAL INVESTMENTS — 95.5%
(Cost $37,925,694)††		$38,118,976

Percentages are based on Net Assets of $39,913,734.

(1)	In local currency.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $37,925,694, and the unrealized appreciation and depreciation were $229,677 and $(36,395) respectively.

MTN — Medium Term Note

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$38,096,095	$—	$38,096,095
Time Deposit	—	22,881	—	22,881
Total Investments in Securities	$—	$38,118,976	$—	$38,118,976

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta US ETF†

	Shares	Value
COMMON STOCK — 99.9%
BERMUDA— 0.7%
Consumer Services — 0.1%
Signet Jewelers	30	$3,637
Financials — 0.6%
Arch Capital Group *	149	10,633
XL Group, Cl A	147	5,589
		16,222
TOTAL BERMUDA		19,859
BRITISH VIRGIN ISLANDS— 0.1%
Consumer Goods — 0.1%
Michael Kors Holdings *	48	2,015
IRELAND— 1.0%
Health Care — 0.8%
Alkermes *	25	1,750
Endo International *	69	6,040
Mallinckrodt *	45	5,578
Perrigo	41	7,880
		21,248
Oil & Gas — 0.2%
Weatherford International *	385	4,112
Technology — 0.0%
Seagate Technology	24	1,214
TOTAL IRELAND		26,574
ISRAEL— 0.4%
Technology — 0.4%
Check Point Software Technologies *	130	10,500
NETHERLANDS— 0.5%
Consumer Services — 0.5%
Nielsen	245	11,873
SINGAPORE— 0.1%
Technology — 0.1%
Avago Technologies, Cl A	16	2,002
SWEDEN— 0.2%
Consumer Goods — 0.2%
Autoliv	46	4,839
SWITZERLAND— 0.2%
Industrials — 0.2%
TE Connectivity	100	6,092

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta US ETF†

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 96.7%
Basic Materials — 3.4%
Air Products & Chemicals	20	$2,850
Airgas	43	4,387
Alcoa	522	5,152
Ashland	63	7,202
Celanese, Cl A	32	2,110
CF Industries Holdings	214	12,669
Dow Chemical	46	2,165
Eastman Chemical	18	1,411
Ecolab	12	1,390
EI du Pont de Nemours	90	5,018
FMC	84	4,077
Freeport-McMoRan Copper & Gold	141	1,657
International Flavors & Fragrances	22	2,543
International Paper	37	1,771
Mosaic	111	4,766
Newmont Mining	571	9,804
Nucor	47	2,075
PPG Industries	24	2,601
Praxair	14	1,598
Sigma-Aldrich	77	10,750
		85,996
Consumer Goods — 12.8%
Activision Blizzard	496	12,792
Altria Group	119	6,471
Archer-Daniels-Midland	136	6,449
BorgWarner	24	1,193
Brown-Forman, Cl B	33	3,578
Bunge	193	15,411
Campbell Soup	106	5,227
Church & Dwight	108	9,324
Clorox	130	14,552
Coach	114	3,557
Coca-Cola	49	2,013
Coca-Cola Enterprises	68	3,474
Colgate-Palmolive	31	2,109
ConAgra Foods	469	20,664
Constellation Brands, Cl A	70	8,401
Delphi Automotive	51	3,982
Dr Pepper Snapple Group	94	7,541
Electronic Arts *	125	8,944
Estee Lauder, Cl A	65	5,792

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta US ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Ford Motor	271	$4,019
General Mills	37	2,154
General Motors	52	1,638
Genuine Parts	52	4,625
Hanesbrands	152	4,716
Harley-Davidson	24	1,399
Harman International Industries	14	1,507
Hershey	26	2,415
Jarden *	45	2,475
JM Smucker	101	11,280
Kellogg	72	4,764
Keurig Green Mountain	20	1,501
Kimberly-Clark	23	2,644
Leucadia National	205	4,822
LKQ *	62	1,951
Mattel	206	4,781
McCormick	88	7,217
Mohawk Industries *	27	5,443
Molson Coors Brewing, Cl B	100	7,114
Mondelez International, Cl A	92	4,152
Monsanto	20	2,038
Monster Beverage *	37	5,681
Newell Rubbermaid	140	6,059
NIKE, Cl B	53	6,107
PepsiCo	21	2,023
Philip Morris International	26	2,224
Polaris Industries	11	1,508
Procter & Gamble	40	3,068
PVH	66	7,659
Ralph Lauren, Cl A	26	3,273
Reynolds American	82	7,035
Stanley Black & Decker	99	10,443
Tesla Motors *	24	6,388
Tyson Foods, Cl A	214	9,491
Under Armour, Cl A *	76	7,549
VF	76	5,859
Walgreens Boots Alliance	77	7,440
Whirlpool	32	5,688
		321,624
Consumer Services — 13.0%
Advance Auto Parts	34	5,923
Amazon.com *	7	3,753
American Airlines Group	25	1,002

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta US ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
AmerisourceBergen, Cl A	70	$7,403
AutoZone *	13	9,112
Bed Bath & Beyond *	42	2,740
Best Buy	206	6,652
Cardinal Health	73	6,204
CarMax *	45	2,903
Carnival	97	5,169
Charter Communications, Cl A *	45	8,364
Chipotle Mexican Grill, Cl A *	13	9,649
Comcast, Cl A	90	5,617
Costco Wholesale	35	5,086
CVS Health	69	7,761
Delta Air Lines	91	4,035
DISH Network, Cl A *	107	6,913
Dollar General	86	6,912
Dollar Tree *	98	7,647
eBay *	417	11,726
Expedia	60	7,287
Gap	66	2,408
H&R Block	40	1,332
Hertz Global Holdings *	54	917
Hilton Worldwide Holdings	68	1,826
Home Depot	28	3,277
IHS, Cl A *	12	1,500
Interpublic Group of	88	1,874
Kohl's	252	15,453
Kroger	122	4,787
L Brands	98	7,910
Liberty Global, Cl A *	141	7,397
Lowe's	21	1,457
Marriott International, Cl A	54	3,921
McDonald's	48	4,793
McKesson	23	5,073
MGM Resorts International *	159	3,119
Netflix *	42	4,801
Nordstrom	108	8,241
Omnicare	91	8,813
Omnicom Group	16	1,169
O'Reilly Automotive *	17	4,085
Ross Stores	102	5,422
Royal Caribbean Cruises	48	4,313
Sirius XM Holdings *	462	1,830
Southwest Airlines	189	6,842

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta US ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Staples	835	$12,283
Starbucks	90	5,214
Starwood Hotels & Resorts Worldwide	21	1,669
Sysco	62	2,251
Target	133	10,886
Tiffany	14	1,340
Time Warner	76	6,691
Time Warner Cable	16	3,040
TJX	61	4,259
Tractor Supply	35	3,238
TripAdvisor *	22	1,746
Twenty-First Century Fox, Cl A	47	1,621
Ulta Salon Cosmetics & Fragrance *	13	2,158
United Continental Holdings *	62	3,496
Viacom, Cl B	17	969
Wal-Mart Stores	61	4,391
Walt Disney	45	5,400
Whole Foods Market	16	582
Wyndham Worldwide	47	3,878
Wynn Resorts	18	1,858
Yum! Brands	46	4,037
		325,425
Financials — 14.0%
ACE	40	4,351
Affiliated Managers Group *	6	1,247
Aflac	70	4,484
Allstate	106	7,309
Ally Financial *	80	1,821
American Express	14	1,065
American International Group	54	3,462
Ameriprise Financial	13	1,634
Aon	11	1,108
Bank of America	198	3,540
Bank of New York Mellon	185	8,029
BB&T	157	6,322
Berkshire Hathaway, Cl B *	66	9,421
BlackRock, Cl A	9	3,027
Capital One Financial	51	4,146
CBRE Group, Cl A *	70	2,658
Charles Schwab	224	7,813
Chubb	45	5,595
Cincinnati Financial	121	6,680
CIT Group	217	10,208

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta US ETF†

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citigroup	40	$2,338
CME Group, Cl A	183	17,575
Comerica	120	5,692
Discover Financial Services	65	3,628
Equifax	62	6,332
Fifth Third Bancorp	284	5,984
FNF Group	166	6,489
Franklin Resources	24	1,093
Goldman Sachs Group	21	4,306
Hartford Financial Services Group	133	6,324
Huntington Bancshares	1,087	12,685
Intercontinental Exchange	36	8,210
Invesco	105	4,053
JPMorgan Chase	106	7,264
KeyCorp	279	4,140
Lincoln National	89	5,012
Loews	167	6,364
M&T Bank	89	11,672
Markel *	19	16,905
Marsh & McLennan	54	3,129
Mastercard, Cl A	28	2,727
McGraw Hill Financial	22	2,239
MetLife	30	1,672
Moody's	30	3,313
Morgan Stanley	88	3,418
Navient	307	4,820
New York Community Bancorp	488	9,287
Northern Trust	122	9,332
PNC Financial Services Group	83	8,149
Principal Financial Group	56	3,109
Progressive	302	9,211
Prudential Financial	18	1,591
Regions Financial	390	4,052
State Street	39	2,986
SunTrust Banks	55	2,439
T Rowe Price Group	14	1,080
TD Ameritrade Holding	122	4,481
Travelers	44	4,669
Unum Group	114	4,086
US Bancorp	96	4,340
Visa, Cl A	39	2,938
Voya Financial	106	4,977
Wells Fargo	122	7,060

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta US ETF†

	Shares	Value
COMMON STOCK — continued
Financials — continued
Western Union	258	$5,222
Willis Group Holdings	155	7,206
		347,519
Health Care — 11.8%
Abbott Laboratories	97	4,917
AbbVie	19	1,330
Aetna	81	9,151
Allergan *	14	4,636
Amgen	9	1,589
Anthem	70	10,799
Baxter International	72	2,886
Becton Dickinson and	35	5,325
Biogen Idec *	4	1,275
BioMarin Pharmaceutical *	30	4,388
Boston Scientific *	329	5,705
Bristol-Myers Squibb	37	2,429
Celgene *	10	1,313
Cigna	108	15,558
CR Bard	36	7,079
DaVita HealthCare Partners *	160	12,645
DENTSPLY International	148	8,423
Edwards Lifesciences *	36	5,478
Eli Lilly	57	4,817
Express Scripts Holding *	138	12,430
Gilead Sciences	17	2,004
HCA Holdings *	45	4,185
Henry Schein *	73	10,803
Hospira *	60	5,367
Humana	59	10,743
Illumina *	17	3,728
Incyte *	38	3,963
Intuitive Surgical *	10	5,332
Jazz Pharmaceuticals *	32	6,152
Johnson & Johnson	14	1,403
Laboratory Corp of America Holdings *	98	12,474
Medivation *	40	4,213
Medtronic	62	4,860
Merck	181	10,672
Mylan *	23	1,288
Pfizer	244	8,799
Quest Diagnostics	226	16,681
Regeneron Pharmaceuticals *	3	1,661
ResMed	29	1,680

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta US ETF†

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Stryker	28	$2,864
Thermo Fisher Scientific	25	3,488
UnitedHealth Group	123	14,932
Universal Health Services, Cl B	57	8,278
Varian Medical Systems *	75	6,455
Vertex Pharmaceuticals *	18	2,430
Waters *	65	8,677
Zimmer Biomet Holdings	37	3,851
Zoetis, Cl A	84	4,114
		293,270
Industrials — 11.0%
3M	18	2,724
Accenture, Cl A	38	3,918
Agilent Technologies	16	655
Alliance Data Systems *	18	4,951
AMETEK	50	2,653
Amphenol, Cl A	83	4,682
Automatic Data Processing	38	3,031
Ball	95	6,445
Boeing	14	2,018
Caterpillar	16	1,258
CH Robinson Worldwide	99	6,945
CSX	95	2,972
Cummins	10	1,295
Danaher	46	4,212
Deere	84	7,944
Dover	80	5,126
Eaton	25	1,514
Emerson Electric	16	828
Expeditors International of Washington	89	4,171
Fastenal	41	1,716
FedEx	30	5,143
Fidelity National Information Services	162	10,600
Fiserv *	80	6,949
FleetCor Technologies *	34	5,264
Flowserve	30	1,410
Fluor	43	2,010
General Dynamics	34	5,070
General Electric	145	3,784
Honeywell International	12	1,261
Illinois Tool Works	39	3,489
Ingersoll-Rand	65	3,991
JB Hunt Transport Services	46	3,869

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta US ETF†

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Johnson Controls	36	$1,640
Kansas City Southern	24	2,381
L-3 Communications Holdings	68	7,851
LinkedIn, Cl A *	12	2,439
Lockheed Martin	16	3,314
Martin Marietta Materials	32	5,018
Masco	145	3,827
Norfolk Southern	17	1,434
Northrop Grumman	16	2,768
Pall	26	3,288
Parker-Hannifin	24	2,706
Paychex	114	5,289
Precision Castparts	7	1,364
Raytheon	72	7,854
Republic Services, Cl A	237	10,080
Rockwell Automation	17	1,985
Rockwell Collins	59	4,993
Roper Technologies	66	11,040
Sealed Air	39	2,073
Sherwin-Williams	15	4,166
Stericycle *	43	6,062
Textron	98	4,283
Towers Watson, Cl A	63	7,987
TransDigm Group *	49	11,089
Tyco International	27	1,026
Union Pacific	11	1,073
United Parcel Service, Cl B	19	1,945
United Rentals *	12	804
United Technologies	10	1,003
Verisk Analytics, Cl A *	90	7,030
Vulcan Materials	97	8,829
Wabtec	31	3,137
Waste Management	42	2,147
WW Grainger	15	3,431
Xerox	585	6,447
		273,701
Oil & Gas — 4.9%
Anadarko Petroleum	26	1,933
Apache	62	2,843
Baker Hughes	46	2,675
Cabot Oil & Gas	124	3,244
Cameron International *	105	5,298
Cheniere Energy *	24	1,655

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta US ETF†

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Chesapeake Energy	254	$2,200
Chevron	28	2,477
Cimarex Energy	42	4,373
Concho Resources *	61	6,500
ConocoPhillips	37	1,863
Devon Energy	30	1,483
EOG Resources	24	1,853
EQT	68	5,226
Exxon Mobil	44	3,485
FMC Technologies *	54	1,769
Halliburton	35	1,463
Helmerich & Payne	70	4,042
Hess	22	1,298
HollyFrontier	175	8,445
Kinder Morgan	127	4,399
Marathon Oil	90	1,891
Marathon Petroleum	102	5,576
Murphy Oil	115	3,771
National Oilwell Varco	42	1,769
Noble Energy	45	1,585
Occidental Petroleum	76	5,335
ONEOK	59	2,230
Phillips 66	28	2,226
Pioneer Natural Resources	10	1,268
Range Resources	135	5,311
Schlumberger	26	2,153
Southwestern Energy *	221	4,111
Spectra Energy	130	3,934
Tesoro	86	8,371
Valero Energy	45	2,952
Williams	37	1,942
		122,949
Real Estate Investment Trusts — 6.9%
American Tower, Cl A	17	1,617
Annaly Capital Management	1,433	14,258
AvalonBay Communities	97	16,717
Boston Properties	30	3,698
Crown Castle International	27	2,211
Digital Realty Trust	169	10,862
Equinix	15	4,184
Equity Residential	141	10,548
Essex Property Trust	36	8,097
Federal Realty Investment Trust	47	6,429

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta US ETF†

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
General Growth Properties	316	$8,576
HCP	144	5,564
Health Care	180	12,487
Host Hotels & Resorts	126	2,442
Kimco Realty	175	4,324
Macerich	110	8,708
Plum Creek Timber	65	2,665
ProLogis	75	3,046
Public Storage	20	4,104
Realty Income	237	11,445
Simon Property Group	21	3,932
SL Green Realty	57	6,563
Ventas	108	7,246
VEREIT	675	5,913
Vornado Realty Trust	30	2,926
Weyerhaeuser	102	3,130
		171,692
Technology — 9.5%
Adobe Systems *	32	2,624
Akamai Technologies *	64	4,909
Altera	172	8,542
Amdocs	317	18,592
Analog Devices	65	3,791
ANSYS *	24	2,260
Apple	40	4,852
Applied Materials	85	1,476
Autodesk *	38	1,922
Broadcom, Cl A	112	5,668
CA	152	4,429
Cerner *	50	3,586
Cisco Systems	228	6,480
Citrix Systems *	51	3,856
Cognizant Technology Solutions, Cl A *	22	1,388
Computer Sciences	101	6,608
Corning	79	1,476
EMC	173	4,652
F5 Networks *	41	5,500
Facebook, Cl A *	49	4,607
Harris	67	5,557
Hewlett-Packard	131	3,998
Intel	305	8,830
International Business Machines	26	4,212
Intuit	43	4,548

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta US ETF†

	Shares	Value
COMMON STOCK — continued
Technology — continued
Juniper Networks	285	$8,100
KLA-Tencor	48	2,546
Lam Research	77	5,919
Linear Technology	61	2,501
Maxim Integrated Products	81	2,757
Microchip Technology	80	3,427
Micron Technology *	147	2,721
Microsoft	51	2,382
Motorola Solutions	58	3,489
NetApp	164	5,109
NVIDIA	370	7,381
Oracle	26	1,038
Palo Alto Networks *	28	5,203
QUALCOMM	59	3,799
Red Hat *	48	3,796
salesforce.com inc *	24	1,759
SanDisk	30	1,809
ServiceNow *	48	3,864
Skyworks Solutions	77	7,367
Symantec	399	9,073
Texas Instruments	68	3,399
VeriSign *	81	5,746
VMware, Cl A *	38	3,387
Western Digital	31	2,668
Workday, Cl A *	46	3,879
Xilinx	72	3,006
Yahoo! *	154	5,647
		236,135
Telecommunications — 1.4%
AT&T	233	8,094
CenturyLink	136	3,890
Level 3 Communications *	90	4,545
SBA Communications, Cl A *	111	13,400
T-Mobile US *	80	3,253
Verizon Communications	38	1,778
		34,960
Utilities — 8.0%
AES	196	2,509
Ameren	169	6,942
American Electric Power	73	4,130
American Water Works	324	16,819
Calpine *	345	6,313
CenterPoint Energy	359	6,943

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta US ETF†

	Shares	Value
COMMON STOCK — continued
Utilities — continued
CMS Energy	260	$8,908
Consolidated Edison	130	8,267
Dominion Resources	18	1,291
DTE Energy	88	7,080
Duke Energy	180	13,360
Edison International	178	10,682
Entergy	104	7,386
Eversource Energy	141	7,010
Exelon	264	8,472
FirstEnergy	218	7,403
NextEra Energy	33	3,471
NiSource	492	8,590
NRG Energy	165	3,704
PG&E	209	10,975
PPL	218	6,934
Public Service Enterprise Group	265	11,043
Sempra Energy	49	4,987
Southern	208	9,304
WEC Energy Group	176	8,624
Xcel Energy	246	8,529
		199,676
TOTAL UNITED STATES		2,412,947
TOTAL COMMON STOCK
(Cost $2,496,870)		2,496,701
TOTAL INVESTMENTS — 99.9%
(Cost $2,496,870)††		$2,496,701

Percentages are based on Net Assets of $2,500,260.

*	Non-income producing security.
†	Fund commenced operations on May 12, 2015.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $2,496,870, and the unrealized appreciation and depreciation were $89,422 and $(89,591) respectively.

Cl — Class

As of July 31, 2015, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — 99.4%
AUSTRIA— 0.7%
Basic Materials — 0.0%
voestalpine	27	$1,166
Financials — 0.3%
Erste Group Bank	80	2,412
IMMOFINANZ	1,667	4,113
Raiffeisen Bank International	140	2,057
		8,582
Industrials — 0.2%
ANDRITZ	61	3,429
Wienerberger	80	1,328
		4,757
Oil & Gas — 0.2%
OMV	155	4,149
TOTAL AUSTRIA		18,654
BELGIUM— 3.5%
Basic Materials — 0.2%
Solvay	20	2,690
Umicore	30	1,321
		4,011
Consumer Goods — 0.1%
Anheuser-Busch InBev	25	2,993
Consumer Services — 0.9%
Colruyt	140	6,835
Delhaize Group	62	5,623
Telenet Group Holding *	160	9,079
		21,537
Financials — 1.0%
Ackermans & van Haaren	60	9,229
Ageas	76	3,148
Groupe Bruxelles Lambert	60	4,983
KBC Groep	32	2,244
Sofina	60	6,967
		26,571
Health Care — 0.4%
UCB	120	9,342
Industrials — 0.1%
bpost	101	2,874
Real Estate Investment Trusts — 0.3%
Cofinimmo	68	7,355
Telecommunications — 0.5%
Proximus	319	12,085

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
TOTAL BELGIUM		$86,768
DENMARK— 4.6%
Consumer Goods — 0.3%
Carlsberg, Cl B	60	5,259
Pandora	20	2,263
		7,522
Financials — 1.5%
Danske Bank	180	5,656
Jyske Bank *	130	6,830
Sydbank	280	10,651
Topdanmark *	240	6,667
Tryg	330	6,689
		36,493
Health Care — 1.9%
Christian Hansen Holding	232	12,882
Coloplast, Cl B	111	8,053
Genmab *	31	2,935
GN Store Nord	98	2,003
Novo Nordisk, Cl B	129	7,610
Novozymes, Cl B	160	8,403
William Demant Holding *	60	4,598
		46,484
Industrials — 0.5%
A P Moller - Maersk, Cl B	2	3,426
DSV	179	6,154
FLSmidth	57	2,566
ISS	60	2,079
		14,225
Telecommunications — 0.4%
TDC	1,400	10,624
TOTAL DENMARK		115,348
FINLAND— 2.3%
Basic Materials — 0.3%
Outokumpu *	270	1,256
Stora Enso, Cl R	140	1,323
UPM-Kymmene	140	2,599
		5,178
Consumer Goods — 0.1%
Amer Sports	103	3,017
Nokian Renkaat	20	605
		3,622

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Services — 0.1%
Kesko, Cl B	89	$3,480
Financials — 0.2%
Sampo, Cl A	100	4,972
Health Care — 0.2%
Orion, Cl B	145	6,093
Industrials — 0.5%
Huhtamaki	231	8,248
Kone, Cl B	102	4,300
Metso	41	1,133
		13,681
Oil & Gas — 0.3%
Neste	227	6,348
Technology — 0.1%
Nokia	200	1,421
Telecommunications — 0.2%
Elisa	180	6,099
Utilities — 0.3%
Fortum	400	7,071
TOTAL FINLAND		57,965
FRANCE— 13.2%
Basic Materials — 0.3%
Air Liquide	12	1,572
Arkema	20	1,568
Imerys	60	4,549
		7,689
Consumer Goods — 2.5%
Christian Dior	12	2,502
Cie Generale des Etablissements Michelin, Cl B	14	1,380
Danone	60	4,089
Faurecia	60	2,318
Hermes International	19	7,442
L'Oreal	34	6,399
LVMH Moet Hennessy Louis Vuitton	17	3,206
Pernod Ricard	56	6,747
Peugeot *	268	5,403
Renault	18	1,666
SEB	50	5,075
Societe BIC	70	12,061
Valeo	6	805
		59,093

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Services — 1.9%
Accor	52	$2,566
Air France-KLM *	80	576
Carrefour	60	2,072
Casino Guichard Perrachon	40	2,988
Eutelsat Communications	346	10,608
JCDecaux	52	2,003
Kering	38	7,372
Lagardere SCA	219	6,585
Numericable-SFR SAS *	16	878
Publicis Groupe	48	3,656
Societe Television Francaise 1	154	2,668
Sodexo	18	1,688
Vivendi	243	6,426
		50,086
Financials — 1.0%
AXA	60	1,591
BNP Paribas	20	1,311
CNP Assurances	116	1,963
Credit Agricole	160	2,535
Natixis	497	3,674
SCOR	220	8,488
Societe Generale	20	990
Wendel	32	4,287
		24,839
Health Care — 1.2%
Essilor International	31	3,994
Eurofins Scientific	4	1,322
Orpea	153	11,623
Sanofi	83	8,984
		25,923
Industrials — 3.1%
Aeroports de Paris	96	11,583
Alstom	53	1,567
Bollore	1,176	6,548
Bouygues	57	2,104
Bureau Veritas	160	3,761
Cie de Saint-Gobain	20	954
Edenred	80	2,008
Eiffage	40	2,421
Eurazeo	35	2,288
Groupe Eurotunnel	77	1,113
Legrand	20	1,239
Rexel	322	5,107

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Safran	60	$4,565
Schneider Electric	16	1,124
Teleperformance	192	14,340
Thales	100	6,809
Vallourec	105	1,736
Veolia Environnement	140	3,144
Vinci	49	3,162
Zodiac Aerospace	159	4,769
		80,342
Oil & Gas — 0.2%
Technip	47	2,691
Total	69	3,436
		6,127
Real Estate Investment Trusts — 0.6%
Fonciere Des Regions	60	5,213
Gecina	46	5,929
ICADE	75	5,595
Klepierre	41	1,877
		18,614
Technology — 1.4%
Atos	94	7,199
Capital Gemini	52	5,001
Dassault Systemes	117	8,890
Iliad	12	2,864
Ingenico Group	36	4,747
Neopost	87	3,519
STMicroelectronics	347	2,727
		34,947
Telecommunications — 0.2%
Orange	229	3,779
Utilities — 0.8%
Electricite de France	95	2,277
Engie	177	3,419
Rubis SCA	105	7,596
Suez Environnement	341	6,576
		19,868
TOTAL FRANCE		331,307
GERMANY— 9.2%
Basic Materials — 1.4%
Aurubis	102	6,138
BASF	14	1,215
Bayer	16	2,374

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Brenntag	30	$1,678
Evonik Industries	56	2,254
K+S	80	3,302
LANXESS	38	2,205
Linde	20	3,803
Symrise	126	8,427
Wacker Chemie	46	4,640
		36,036
Consumer Goods — 0.7%
adidas	16	1,316
Bayerische Motoren Werke	12	1,210
Beiersdorf	30	2,579
Daimler	20	1,799
HUGO BOSS	48	5,823
OSRAM Licht	66	3,780
Rheinmetall	40	2,191
		18,698
Consumer Services — 0.6%
Axel Springer	80	4,504
Deutsche Lufthansa	113	1,542
Kabel Deutschland Holding	33	4,503
METRO	100	3,176
ProSiebenSat.1 Media	23	1,183
		14,908
Financials — 2.0%
Aareal Bank	40	1,643
Allianz	24	3,953
Commerzbank *	200	2,604
Deutsche Annington Immobilien	179	5,617
Deutsche Bank	40	1,415
Deutsche Boerse	40	3,652
Deutsche EuroShop	120	5,385
Deutsche Wohnen	331	8,231
Hannover Rueck	68	7,257
LEG Immobilien	86	6,291
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	16	2,957
		49,005
Health Care — 1.3%
Fresenius & KGaA	172	11,940
Fresenius Medical Care & KGaA	115	9,444
Gerresheimer	18	1,331
Merck KGaA	48	4,912
MorphoSys *	15	1,219

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
Health Care — continued
STADA Arzneimittel	95	$3,677
		32,523
Industrials — 1.7%
Bilfinger	40	1,658
Deutsche Post	40	1,216
Duerr	21	1,740
Fraport Frankfurt Airport Services Worldwide	88	5,813
GEA Group	105	4,473
HeidelbergCement	18	1,381
KION Group	36	1,652
Leoni	40	2,549
MAN	40	4,196
MTU Aero Engines	55	5,085
Siemens	12	1,292
Wirecard	263	10,490
		41,545
Technology — 0.3%
Dialog Semiconductor *	40	2,003
Infineon Technologies	67	755
SAP	29	2,091
United Internet	66	3,284
		8,133
Telecommunications — 1.0%
Deutsche Telekom	321	5,834
Drillisch	20	851
Freenet	383	13,234
Telefonica Deutschland Holding	710	4,436
		24,355
Utilities — 0.2%
E.ON	160	2,123
RWE	119	2,492
		4,615
TOTAL GERMANY		229,818
IRELAND— 1.7%
Consumer Goods — 0.9%
Glanbia	509	10,696
Kerry Group, Cl A	140	10,696
		21,392
Consumer Services — 0.3%
Paddy Power	64	5,745
Ryanair Holdings	208	2,863
		8,608

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
Financials — 0.2%
Bank of Ireland *	12,383	$5,240
Industrials — 0.3%
CRH	73	2,171
Smurfit Kappa Group	178	5,389
		7,560
TOTAL IRELAND		42,800
ITALY— 5.0%
Basic Materials — 0.1%
Tenaris	272	3,453
Consumer Goods — 0.9%
Davide Campari-Milano	663	5,336
Fiat Chrysler Automobiles *	249	3,934
Luxottica Group	97	7,079
Moncler	55	1,124
Pirelli & C	311	5,188
		22,661
Consumer Services — 0.2%
Mediaset	920	4,690
Financials — 2.0%
Assicurazioni Generali	184	3,645
Azimut Holding	58	1,458
Banca Monte dei Paschi di Siena *	1,456	2,905
Banca Popolare dell'Emilia Romagna SC	525	4,655
Banca Popolare di Milano Scarl	4,000	4,358
Banca Popolare di Sondrio SCARL	1,000	5,123
Banco Popolare SC *	289	5,042
EXOR	112	5,675
Intesa Sanpaolo	570	2,205
Mediobanca	558	6,113
UniCredit	348	2,320
Unione di Banche Italiane SCpA	501	4,091
UnipolSai	1,095	2,865
		50,455
Industrials — 0.7%
Atlantia	100	2,687
CNH Industrial	200	1,801
Finmeccanica *	720	10,437
Prysmian	40	923
		15,848
Oil & Gas — 0.2%
Eni	177	3,121

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Saipem	206	$1,807
		4,928
Telecommunications — 0.1%
Telecom Italia	2,686	3,576
Utilities — 0.8%
Enel	461	2,183
Enel Green Power	3,998	8,353
Snam	1,188	5,880
Terna Rete Elettrica Nazionale	618	2,899
		19,315
TOTAL ITALY		124,926
MEXICO— 0.1%
Basic Materials — 0.1%
Fresnillo	180	1,817
NETHERLANDS— 4.1%
Basic Materials — 0.5%
Akzo Nobel	28	2,017
ArcelorMittal	100	913
Koninklijke DSM	92	5,287
OCI *	142	4,795
		13,012
Consumer Goods — 0.6%
Heineken	80	6,341
Heineken Holding	72	5,031
Unilever	72	3,246
		14,618
Consumer Services — 0.4%
Koninklijke Ahold	160	3,204
RELX	246	4,123
Wolters Kluwer	80	2,668
		9,995
Financials — 0.8%
Aegon	636	4,922
Delta Lloyd	392	7,001
Euronext (A)	56	2,572
ING Groep	127	2,173
NN Group	113	3,508
		20,176
Industrials — 0.8%
Aalberts Industries	40	1,263
Arcadis	18	475

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Boskalis Westminster	103	$5,065
Koninklijke Philips	149	4,167
Koninklijke Vopak	53	2,787
PostNL *	358	1,547
TNT Express	530	4,468
		19,772
Oil & Gas — 0.1%
SBM Offshore *	120	1,472
Real Estate Investment Trusts — 0.4%
Unibail-Rodamco	17	4,551
Wereldhave	100	5,950
		10,501
Technology — 0.4%
ASM International	160	7,245
ASML Holding	27	2,704
		9,949
Telecommunications — 0.1%
Koninklijke KPN	800	3,182
TOTAL NETHERLANDS		102,677
NORWAY— 1.7%
Basic Materials — 0.4%
Norsk Hydro	400	1,499
Yara International	142	7,103
		8,602
Consumer Goods — 0.4%
Marine Harvest	600	7,448
Orkla	729	5,847
		13,295
Consumer Services — 0.1%
Schibsted, Cl A	62	2,172
Financials — 0.4%
DnB	140	2,294
Gjensidige Forsikring	412	6,645
		8,939
Oil & Gas — 0.3%
Statoil	169	2,873
Subsea 7	269	2,368
TGS Nopec Geophysical	146	3,094
		8,335
Telecommunications — 0.1%
Telenor	89	1,962

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
TOTAL NORWAY		$43,305
PORTUGAL— 0.5%
Consumer Services — 0.1%
Jeronimo Martins	159	2,377
Financials — 0.2%
Banco Comercial Portugues, Cl R *	57,800	4,470
Oil & Gas — 0.1%
Galp Energia	200	2,331
Utilities — 0.1%
Energias de Portugal	721	2,683
TOTAL PORTUGAL		11,861
SPAIN— 3.7%
Basic Materials — 0.1%
Acerinox	179	2,195
Consumer Goods — 0.3%
Viscofan	132	7,937
Consumer Services — 0.2%
Distribuidora Internacional de Alimentacion	48	302
Industria de Diseno Textil	80	2,756
Mediaset Espana Comunicacion	140	1,770
		4,828
Financials — 0.9%
Banco Bilbao Vizcaya Argentaria	120	1,222
Banco de Sabadell	1,310	3,002
Banco Popular Espanol	484	2,235
Banco Santander	200	1,389
Bankia	1,175	1,562
Bankinter	693	5,384
Bolsas y Mercados Espanoles SHMSF	43	1,789
CaixaBank	709	3,179
Mapfre	800	2,586
		22,348
Industrials — 0.6%
Abertis Infraestructuras	120	1,976
Acciona	24	1,952
ACS Actividades de Construccion y Servicios	33	1,114
Amadeus IT Holding, Cl A	80	3,510
Ferrovial	200	4,892
Zardoya Otis	302	3,333
		16,777

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 0.2%
Gamesa Tecnologica	180	$2,867
Repsol	169	2,857
		5,724
Real Estate Investment Trusts — 0.1%
Merlin Properties Socimi *	261	2,878
Telecommunications — 0.1%
Telefonica	120	1,848
Utilities — 1.2%
Enagas	206	5,822
Endesa	360	7,612
Gas Natural SDG	160	3,498
Iberdrola	748	5,309
Red Electrica	67	5,387
		27,628
TOTAL SPAIN		92,163
SWEDEN— 5.2%
Basic Materials — 0.4%
BillerudKorsnas	348	5,377
Boliden	180	3,344
Hexpol	140	1,511
		10,232
Consumer Goods — 0.5%
Electrolux	40	1,157
Husqvarna, Cl B	200	1,468
Svenska Cellulosa, Cl B	210	6,014
Swedish Match	123	3,791
		12,430
Consumer Services — 0.5%
Hennes & Mauritz, Cl B	52	2,081
ICA Gruppen	245	8,994
Modern Times Group MTG, Cl B	40	1,142
		12,217
Financials — 1.6%
Castellum	400	5,738
Fabege	296	4,135
Industrivarden, Cl C	295	5,611
Intrum Justitia	120	4,107
Investment Kinnevik, Cl B	60	1,932
Investor, Cl B	100	3,882
JM	31	826
Nordea Bank	200	2,507
Skandinaviska Enskilda Banken, Cl A	251	3,044

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
Financials — continued
Svenska Handelsbanken, Cl A	324	$4,987
Swedbank, Cl A	142	3,348
		40,117
Health Care — 0.6%
Elekta, Cl B	100	668
Getinge, Cl B	36	889
Meda, Cl A	608	9,983
Swedish Orphan Biovitrum *	155	2,053
		13,593
Industrials — 0.8%
Assa Abloy, Cl B	180	3,675
Atlas Copco, Cl A	80	2,200
Hexagon, Cl B	20	650
NCC, Cl B	124	3,729
Nibe Industrier, Cl B	24	680
Securitas, Cl B	456	6,578
Skanska, Cl B	78	1,653
Trelleborg, Cl B	192	3,338
		22,503
Oil & Gas — 0.1%
Lundin Petroleum *	100	1,459
Technology — 0.3%
Telefonaktiebolaget LM Ericsson, Cl B	631	6,792
Telecommunications — 0.4%
Tele2, Cl B	631	6,604
TeliaSonera	600	3,670
		10,274
TOTAL SWEDEN		129,617
SWITZERLAND— 11.0%
Basic Materials — 1.1%
Clariant	265	5,316
EMS-Chemie Holding	18	8,831
Givaudan	4	7,491
Glencore Xstrata	271	880
Syngenta	13	5,383
		27,901
Consumer Goods — 1.2%
Aryzta *	125	6,382
Barry Callebaut	8	8,998
Cie Financiere Richemont	19	1,649
Nestle	106	8,073

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Swatch Group	15	$6,494
		31,596
Consumer Services — 0.6%
Dufry *	46	6,418
Galenica	6	6,874
		13,292
Financials — 3.7%
Baloise Holding	40	5,127
Credit Suisse Group	60	1,778
GAM Holding	160	3,371
Helvetia Holding	13	7,182
Julius Baer Group	114	6,340
Pargesa Holding	80	5,415
Partners Group Holding	34	11,444
PSP Swiss Property	133	12,005
Swiss Life Holding	28	6,648
Swiss Prime Site	216	17,305
Swiss Re	88	7,967
UBS Group	80	1,852
Zurich Insurance Group	25	7,656
		94,090
Health Care — 1.3%
Actelion	9	1,338
Lonza Group	70	10,204
Novartis	57	5,954
Roche Holding	22	6,389
Sonova Holding	39	5,583
Straumann Holding	10	2,976
		32,444
Industrials — 2.4%
ABB	80	1,634
Bucher Industries	16	3,919
DKSH Holding	51	3,848
Flughafen Zuerich	15	12,376
Geberit	13	4,525
Georg Fischer	5	3,350
Kaba Holding	5	3,215
Kuehne + Nagel International	50	6,940
LafargeHolcim	43	3,011
OC Oerlikon	468	5,770
Schindler Holding	27	4,374
SGS	2	3,839

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sulzer	34	$3,509
		60,310
Technology — 0.3%
ams	66	2,881
Logitech International	180	2,603
Temenos Group	60	2,213
		7,697
Telecommunications — 0.4%
Swisscom	15	8,771
TOTAL SWITZERLAND		276,101
UNITED KINGDOM— 32.6%
Basic Materials — 0.9%
Anglo American	104	1,317
Antofagasta	160	1,416
BHP Billiton	57	1,052
Croda International	125	5,929
Elementis	80	321
Johnson Matthey	40	1,820
Mondi	85	2,043
Randgold Resources	50	3,013
Rio Tinto	34	1,319
Victrex	60	1,813
		20,043
Consumer Goods — 3.5%
Barratt Developments	525	5,202
Bellway	198	7,449
Berkeley Group Holdings	161	8,465
Bovis Homes Group *	150	2,675
British American Tobacco	82	4,864
Britvic	252	2,700
Burberry Group	110	2,762
Coca-Cola HBC (B) (C)	126	2,634
Diageo	91	2,541
Galliford Try	150	4,155
Greencore Group	303	1,496
Imperial Tobacco Group	182	9,557
Persimmon	275	8,785
Reckitt Benckiser Group	100	9,596
SABMiller	50	2,625
Tate & Lyle	136	1,157
Taylor Wimpey	1,992	6,043

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Unilever	100	$4,536
		87,242
Consumer Services — 6.3%
AA *	369	2,102
ASOS *	40	2,122
Betfair Group	73	3,171
Booker Group	827	2,310
Carnival	96	5,320
Compass Group	247	3,951
Daily Mail & General Trust, Cl A	100	1,253
Dixons Carphone	400	2,845
easyJet	180	4,618
Firstgroup *	1,668	3,004
Greene King	635	8,562
Home Retail Group	1,770	4,511
Inchcape	324	4,060
Informa	736	6,845
InterContinental Hotels Group	64	2,695
International Consolidated Airlines Group *	137	1,142
ITV	400	1,752
J Sainsbury	1,179	4,874
Just Eat *	165	1,123
Kingfisher	1,000	5,629
Marks & Spencer Group	115	976
Merlin Entertainments (A)	301	1,952
Next	110	13,715
Ocado Group *	200	1,239
Pearson	360	6,758
Playtech	204	2,886
RELX	249	4,344
Restaurant Group	384	4,042
Rightmove	60	3,412
Sky	600	10,675
Sports Direct International *	120	1,483
Stagecoach Group	1,318	8,042
Tesco	859	2,891
Thomas Cook Group *	800	1,497
UBM	483	4,006
WH Smith	120	2,961
Whitbread	61	4,940
William Hill	476	3,008
WM Morrison Supermarkets	1,614	4,597

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
WPP	108	$2,477
		157,790
Financials — 7.0%
3i Group	400	3,455
Admiral Group	426	9,845
Amlin	1,685	13,424
Aviva	400	3,246
Barclays	600	2,705
Beazley	978	5,157
Capital & Counties Properties	1,314	9,459
Close Brothers Group	400	9,070
Direct Line Insurance Group	1,414	8,074
Hargreaves Lansdown	80	1,496
Henderson Group	400	1,782
Hiscox	692	9,994
HSBC Holdings	770	6,965
ICAP	484	3,900
IG Group Holdings	729	8,515
Intermediate Capital Group	394	3,588
International Personal Finance	140	872
Investec	407	3,719
Jardine Lloyd Thompson Group	300	4,873
Jupiter Fund Management	245	1,795
Legal & General Group	1,200	4,882
Lloyds Banking Group	2,600	3,376
London Stock Exchange Group	29	1,182
Man Group	1,400	3,559
Old Mutual	1,177	3,896
Paragon Group of	600	3,833
Phoenix Group Holdings	838	11,155
Provident Financial	260	12,062
Prudential	100	2,352
Royal Bank of Scotland Group *	400	2,136
RSA Insurance Group	471	3,778
Schroders	40	1,974
St. James's Place	140	2,139
Standard Chartered	171	2,616
Standard Life	297	2,106
		172,980
Health Care — 0.9%
BTG *	458	4,674
GlaxoSmithKline	201	4,379
Hikma Pharmaceuticals	180	6,727

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shire	33	$2,925
Smith & Nephew	248	4,601
		23,306
Industrials — 6.5%
Ashtead Group	95	1,455
Babcock International Group	260	4,023
BAE Systems	812	6,085
Balfour Beatty	1,173	4,314
BBA Aviation	1,800	8,340
Berendsen	466	7,439
Bodycote	295	3,149
Bunzl	280	8,014
Capita	400	8,141
Carillion	858	4,630
Cobham	1,200	4,893
DCC	79	6,238
DS Smith	800	4,999
Essentra	206	2,933
Experian	180	3,373
G4S	1,521	6,520
Halma	400	4,725
Hays	800	2,081
Howden Joinery Group	929	7,184
Intertek Group	132	5,040
Kingspan Group	150	3,806
Meggitt	649	4,704
Melrose Industries	1,200	5,183
Michael Page International	220	1,881
QinetiQ Group	1,600	5,922
Regus	308	1,350
Rentokil Initial	3,266	7,487
Rotork	400	1,335
Royal Mail	200	1,576
RPC Group	60	638
Senior	400	1,817
Serco Group	561	1,128
Smiths Group	154	2,713
Spectris	20	610
Spirax-Sarco Engineering	96	4,968
Travis Perkins	80	2,805
Ultra Electronics Holdings	180	4,902
Wolseley	41	2,723

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
Industrials — continued
WS Atkins	160	$3,925
		163,049
Oil & Gas — 0.7%
Amec Foster Wheeler	89	1,139
BG Group	144	2,455
BP	876	5,406
John Wood Group	278	2,714
Petrofac	71	975
Royal Dutch Shell, Cl A	171	4,910
Tullow Oil	373	1,431
		19,030
Real Estate Investment Trusts — 2.7%
British Land	412	5,407
Derwent London	202	11,459
Great Portland Estates	950	12,342
Hammerson	600	6,160
Intu Properties	1,600	8,229
Land Securities Group	396	8,021
Segro	1,186	8,306
Shaftesbury	750	10,943
		70,867
Technology — 0.7%
ARM Holdings	55	864
Micro Focus International	260	5,672
Sage Group	618	5,024
Telecity Group	352	6,014
		17,574
Telecommunications — 1.2%
BT Group, Cl A	646	4,682
Cable & Wireless Communications	3,000	2,999
Inmarsat	458	6,346
TalkTalk Telecom Group	1,082	5,089
Vodafone Group	2,636	9,948
		29,064
Utilities — 2.2%
Centrica	1,078	4,483
Drax Group	1,085	5,051
National Grid	530	7,056
Pennon Group	900	11,453
Severn Trent	264	9,080
SSE	352	8,322
United Utilities Group	600	8,352
		53,797

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

	Shares	Value
COMMON STOCK — continued
TOTAL UNITED KINGDOM		$814,742
UNITED STATES— 0.3%
Health Care — 0.3%
AstraZeneca	100	6,741
TOTAL COMMON STOCK
(Cost $2,492,262)		2,486,610

PREFERRED STOCK — 0.3%
GERMANY— 0.3%
Basic Materials — 0.2%
FUCHS PETROLUB	39	1,705
Henkel & KGaA	29	3,460
		5,165
Consumer Goods — 0.1%
Porsche Automobil Holding	14	1,059
Volkswagen	6	1,210
		2,269
TOTAL PREFERRED STOCK
(Cost $7,806)		7,434

	Number Of Rights
RIGHT — 0.0%
Spain — 0.0%
Merlin Properties Socimi, 08/05/15 *
(Cost $–)	261	375

TOTAL INVESTMENTS — 99.7%
(Cost $2,500,068)††		$2,494,419

Percentages are based on Net Assets of $2,502,194.

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2015, was $2,634 and represents 0.1% of Net Assets.
(C)	Securities considered illiquid. The total value of such securities as of July 31, 2015 was 2,634 and represented 0.1% of Net Assets.
†	Fund commenced operations on May 12, 2015.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $2,500,068, and the unrealized appreciation and depreciation were $79,718 and $(85,367) respectively.

Cl — Class

Amounts designated as “—“ are either $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Europe ETF†

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,483,976	$2,634	$—	$2,486,610
Preferred Stock	7,434	—	—	7,434
Right	375	—	—	375
Total Investments in Securities	$2,491,785	$2,634	$—	$2,494,419

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Japan ETF†

	Shares	Value
COMMON STOCK — 99.9%
JAPAN— 99.9%
Basic Materials — 9.3%
ADEKA	600	$7,758
Air Water	295	5,124
Asahi Kasei	1,010	7,681
Daicel	622	8,444
Daido Steel	971	3,684
Denki Kagaku Kogyo	1,389	5,785
DIC	2,139	5,041
Dowa Holdings	160	1,521
Hitachi Chemical	555	9,833
Hitachi Metals	275	4,095
JFE Holdings	140	2,628
JSR	256	4,265
Kaneka	1,430	10,330
Kansai Paint	180	2,933
Kobe Steel	1,800	2,789
Kuraray	359	4,236
Maruichi Steel Tube	410	10,574
Mitsubishi Chemical Holdings	1,070	6,995
Mitsubishi Gas Chemical	1,001	5,559
Mitsui Chemicals	2,200	8,257
Mitsui Mining & Smelting	2,516	6,194
Nagase	480	6,129
Nihon Parkerizing	123	1,142
Nippon Kayaku	282	2,861
Nippon Paint Holdings	162	4,648
Nippon Paper Industries	242	3,973
Nippon Shokubai	924	13,671
Nippon Steel & Sumitomo Metal	600	1,419
Nissan Chemical Industries	266	5,846
Nitto Denko	40	3,032
NOF	1,200	9,947
Oji Holdings	400	1,750
Shin-Etsu Chemical	19	1,137
Showa Denko	3,829	4,729
Sumitomo Chemical	657	3,754
Sumitomo Metal Mining	312	4,204
Taiyo Nippon Sanso	400	4,707
Teijin	2,547	9,313
Toagosei	600	4,668
Toray Industries	663	5,284
Tosoh	957	4,998
Toyo Ink SC Holdings	1,054	4,203

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Japan ETF†

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Ube Industries	3,648	$6,389
Yamato Kogyo	262	6,158
Zeon	495	4,802
		242,490
Consumer Goods — 18.3%
ABC-Mart	183	11,004
Aisin Seiki	136	5,521
Ajinomoto	290	6,676
Asahi Group Holdings	186	6,241
Asics	198	5,697
Bridgestone	89	3,360
Calbee	292	13,033
Casio Computer	195	3,892
Citizen Holdings	600	4,010
Coca-Cola East Japan	482	8,882
Coca-Cola West	457	9,217
Daihatsu Motor	588	8,362
Daiichikosho	260	10,231
Daiwa House Industry	132	3,289
Denso	71	3,524
Ezaki Glico	169	9,276
Fuji Heavy Industries	40	1,480
GungHo Online Entertainment	377	1,254
Honda Motor	152	4,882
House Foods Group	752	15,217
Ito En	220	5,121
Japan Tobacco	58	2,253
JTEKT	93	1,609
Kagome	400	6,596
Kao	80	4,062
Kewpie	337	7,630
Kikkoman	59	2,067
Kirin Holdings	100	1,541
Koito Manufacturing	47	1,849
Konami	396	8,271
Kose	91	8,858
Lion	600	5,167
MEIJI Holdings	61	8,680
Nexon	480	6,590
NH Foods	673	16,377
NHK Spring	613	6,506
Nichirei	1,400	9,153
Nifco	179	7,745

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Japan ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Nikon	293	$3,486
Nintendo	14	2,465
Nissan Motor	736	7,120
Nisshin Seifun Group	917	13,160
Nisshinbo Holdings	266	2,950
Nissin Foods Holdings	50	2,256
NOK	155	4,548
NSK	100	1,293
Onward Holdings	1,492	9,682
Pigeon	300	9,141
Rinnai	21	1,487
Sangetsu	533	8,790
Sanrio	60	1,671
Sapporo Holdings	965	3,676
Sega Sammy Holdings	194	2,425
Sekisui Chemical	492	5,468
Sekisui House	355	5,282
Sharp	1,248	1,652
Shimano	20	2,778
Shiseido	124	3,003
Sony	75	2,139
Sumitomo Electric Industries	213	3,180
Sumitomo Forestry	400	4,752
Sumitomo Rubber Industries	320	4,830
Suntory Beverage & Food	91	3,849
Suzuki Motor	42	1,465
Takara Holdings	140	1,154
Tokai Rika	336	8,462
Toyo Suisan Kaisha	157	5,943
Toyo Tire & Rubber	243	5,341
Toyobo	5,005	7,473
Toyoda Gosei	304	6,728
Toyota Industries	80	4,436
Toyota Motor	45	2,998
TS Tech	178	5,028
Unicharm	248	5,966
Wacoal Holdings	1,025	13,105
Yakult Honsha	20	1,329
Yamaha	219	5,163
Yamaha Motor	149	3,389
Yamazaki Baking	1,260	20,115
Yokohama Rubber	243	4,813
		459,114

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Japan ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Services — 16.9%
Aeon	288	$4,409
ANA Holdings	4,918	15,680
Aoyama Trading	247	9,819
Arcs	436	9,561
Autobacs Seven	459	8,336
Benesse Holdings	137	3,699
Central Japan Railway	14	2,454
Cosmos Pharmaceutical	40	5,150
Dai Nippon Printing	352	3,912
Dena	213	4,238
Don Quijote Holdings	214	9,137
Duskin	480	9,109
East Japan Railway	40	3,955
FamilyMart	79	3,826
Fast Retailing	3	1,486
Fuji Media Holdings	264	3,411
H2O Retailing	567	11,867
Hakuhodo DY Holdings	370	4,142
Hankyu Hanshin Holdings	1,402	8,872
HIS	60	2,187
Isetan Mitsukoshi Holdings	160	2,917
Izumi	260	12,151
J Front Retailing	260	4,896
Japan Airlines	181	6,837
Kakaku.com	200	3,185
Keihan Electric Railway	1,623	10,624
Keikyu	100	824
Keio	200	1,668
Keisei Electric Railway	200	2,444
Kintetsu Group Holdings	400	1,427
K's Holdings	358	11,399
Lawson	51	3,799
M3	440	10,381
Marui Group	263	3,687
Matsumotokiyoshi Holdings	336	16,244
McDonald's Holdings Japan	358	7,629
Nagoya Railroad	2,927	11,009
Nankai Electric Railway	2,054	10,345
Nippon Television Holdings	340	6,413
Nishi-Nippon Railroad	1,948	9,654
Nitori Holdings	183	16,439
Odakyu Electric Railway	109	1,092
Oriental Land	96	6,097

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Japan ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Park24	348	$6,334
Rakuten	126	2,029
Resorttrust	140	3,463
Ryohin Keikaku	39	8,332
Sankyo	297	11,292
Seibu Holdings	60	1,376
Seven & i Holdings	26	1,201
Shimachu	320	8,885
Shimamura	35	3,616
Shochiku	400	3,287
SKY Perfect JSAT Holdings	1,800	9,051
Sotetsu Holdings	981	5,788
Start Today	80	2,567
Sugi Holdings	89	4,540
Sundrug	159	9,279
Takashimaya	337	3,229
Tobu Railway	200	964
Toho	140	3,318
Tokyo Broadcasting System Holdings	337	4,918
Tokyu	140	1,031
Tsuruha Holdings	160	14,064
TV Asahi Holdings	222	3,483
UNY Group Holdings	1,600	11,067
USS	350	6,156
West Japan Railway	65	4,674
Yamada Denki	1,390	5,318
		425,673
Financials — 11.1%
77 Bank	800	5,211
Acom *	400	1,902
AEON Financial Service	128	3,337
Aeon Mall	100	1,880
Aozora Bank	3,623	13,918
Awa Bank	1,200	7,563
Bank of Kyoto	287	3,389
Bank of Yokohama	989	6,292
Chiba Bank	600	4,790
Chugoku Bank	392	6,132
Credit Saison	149	3,302
Dai-ichi Life Insurance	191	3,888
Daishi Bank	1,400	6,045
Daito Trust Construction	20	2,114
Daiwa Securities Group	239	1,859

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Japan ETF†

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fukuoka Financial Group	800	$4,120
Gunma Bank	466	3,468
Hachijuni Bank	430	3,342
Higo Bank	800	4,946
Hiroshima Bank	600	3,521
Hitachi Capital	240	6,528
Hokuhoku Financial Group	1,830	4,328
Hyakugo Bank	942	4,501
Hyakujushi Bank	1,010	3,399
Iida Group Holdings	158	2,775
Iyo Bank	400	5,095
Jafco	100	4,899
Japan Exchange Group	40	1,395
Joyo Bank	800	4,740
Juroku Bank	1,216	4,996
Kagoshima Bank	600	4,107
Keiyo Bank	1,000	5,053
Kenedix	600	2,349
Leopalace21 *	1,102	6,030
Matsui Securities	100	916
Mitsubishi UFJ Financial Group	618	4,489
Mitsubishi UFJ Lease & Finance	600	3,220
Mizuho Financial Group	2,200	4,757
MS&AD Insurance Group Holdings	105	3,311
Musashino Bank	100	3,963
Nishi-Nippon City Bank	1,846	5,617
Nomura Holdings	279	1,985
Nomura Real Estate Holdings	260	5,192
North Pacific Bank	856	3,765
NTT Urban Development	200	1,968
Ogaki Kyoritsu Bank	2,014	7,218
Okasan Securities Group	368	2,635
Orient *	1,600	2,932
ORIX	123	1,840
Resona Holdings	1,200	6,608
San-In Godo Bank	734	7,434
SBI Holdings	478	6,648
Senshu Ikeda Holdings	1,400	6,396
Seven Bank	1,519	7,246
Shiga Bank	1,000	5,327
Shinsei Bank	1,581	3,458
Shizuoka Bank	408	4,617
Sompo Japan Nipponkoa Holdings	88	3,105

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Japan ETF†

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sony Financial Holdings	93	$1,780
Sumitomo Mitsui Financial Group	40	1,790
Sumitomo Mitsui Trust Holdings	400	1,859
Suruga Bank	180	3,869
T&D Holdings	206	3,142
Tokai Tokyo Financial Holdings	120	918
Tokio Marine Holdings	109	4,544
Tokyo Tatemono	165	2,311
Tokyu Fudosan Holdings	200	1,511
Yamaguchi Financial Group	400	5,350
		282,935
Health Care — 8.7%
Alfresa Holdings	539	9,045
Asahi Intecc	60	2,010
Astellas Pharma	328	4,943
Chugai Pharmaceutical	115	4,186
Daiichi Sankyo	354	7,255
Eisai	95	6,207
Hisamitsu Pharmaceutical	20	728
Kaken Pharmaceutical	404	15,081
Kissei Pharmaceutical	369	9,039
Kobayashi Pharmaceutical	81	6,361
KYORIN Holdings	560	10,925
Kyowa Hakko Kirin	779	12,688
Medipal Holdings	312	5,560
Miraca Holdings	96	4,424
Mitsubishi Tanabe Pharma	1,000	16,676
Nihon Kohden	360	7,998
Nippon Shinyaku	179	5,981
Nipro	541	5,725
Olympus	40	1,534
Ono Pharmaceutical	39	4,706
Otsuka Holdings	459	16,497
Rohto Pharmaceutical	260	4,617
Santen Pharmaceutical	535	7,881
Sawai Pharmaceutical	140	8,577
Shionogi	72	2,874
Sumitomo Dainippon Pharma	384	4,596
Suzuken	160	5,669
Sysmex	27	1,750
Taisho Pharmaceutical Holdings	87	5,849
Takeda Pharmaceutical	105	5,288
Terumo	113	2,919

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Japan ETF†

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Toho Holdings	362	$9,014
Topcon	120	2,697
Tsumura	284	5,964
		225,264
Industrials — 18.2%
Aica Kogyo	226	5,040
Alps Electric	115	3,634
Amada Holdings	204	2,001
Asahi Glass	1,316	7,723
Azbil	160	3,807
Century Tokyo Leasing	100	3,394
Chiyoda	721	5,819
COMSYS Holdings	351	5,329
Daifuku	180	2,605
Daikin Industries	20	1,295
Disco	81	6,269
DMG Mori	180	2,778
Ebara	1,171	5,321
FANUC	12	2,003
Fuji Electric	400	1,656
Fujikura	1,235	6,549
Fukuyama Transporting	1,200	6,170
Furukawa Electric	4,160	6,917
Glory	160	4,662
GS Yuasa	2,130	8,510
Hamamatsu Photonics	48	1,251
Haseko	305	3,867
Hirose Electric	14	1,676
Hitachi	353	2,292
Hitachi Construction Machinery	140	2,333
Hitachi Zosen	709	3,737
Horiba	100	3,785
Hoshizaki Electric	91	5,435
Hoya	71	3,007
Ibiden	293	4,856
IHI	200	796
Isuzu Motors	152	2,108
ITOCHU	457	5,610
Japan Airport Terminal	40	2,131
Japan Aviation Electronics Industry	159	3,546
Japan Display	400	1,243
Japan Steel Works	1,123	4,170
Kajima	1,643	8,169

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Japan ETF†

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Kamigumi	800	$7,535
Kanamoto	49	1,190
Kawasaki Heavy Industries	328	1,440
Kawasaki Kisen Kaisha	3,038	6,792
Keyence	2	1,009
Kinden	747	9,973
Komatsu	104	1,926
Kubota	128	2,194
Kurita Water Industries	109	2,385
Kyocera	80	4,129
Lintec	487	10,519
LIXIL Group	160	3,214
Mabuchi Motor	75	4,498
Maeda Road Construction	401	7,376
Marubeni	1,500	8,354
Minebea	307	4,815
MISUMI Group	300	3,712
Mitsubishi	472	10,209
Mitsubishi Electric	100	1,076
Mitsubishi Logistics	200	2,912
Mitsubishi Materials	1,481	5,367
Mitsui	720	9,365
Mitsui Engineering & Shipbuilding	2,225	3,879
Mitsui OSK Lines	800	2,402
Miura	761	8,280
Murata Manufacturing	12	1,782
Nabtesco	210	4,622
Nachi-Fujikoshi	269	1,344
Nidec	95	8,515
Nippon Electric Glass	1,403	6,818
Nippon Express	1,195	6,327
Nippon Konpo Unyu Soko	286	4,949
Nippon Sheet Glass	4,836	4,996
Nippon Yusen	1,400	3,831
NTN	800	4,552
Obayashi	909	7,007
OKUMA	200	1,942
Omron	20	785
OSG	168	3,585
Panasonic	99	1,164
Recruit Holdings	25	789
Rengo	1,279	4,955
Sankyu	1,951	11,085

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Japan ETF†

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sanwa Holdings	702	$5,326
Secom	40	2,698
Seino Holdings	302	3,476
Shimadzu	163	2,431
Shimizu	692	6,077
SHO-BOND Holdings	73	2,925
SMC	8	2,031
Sohgo Security Services	167	7,427
Sojitz	4,386	10,125
Sumitomo	474	5,396
Sumitomo Heavy Industries	1,304	6,589
Sumitomo Osaka Cement	3,471	13,027
Tadano	152	2,454
Taiheiyo Cement	827	2,730
Taisei	400	2,354
Taiyo Yuden	318	3,991
TDK	117	8,207
Temp Holdings	58	2,402
Toppan Printing	400	3,484
Toshiba	1,494	4,582
TOTO	139	2,266
Toyo Seikan Group Holdings	143	2,231
Toyota Tsusho	120	3,046
Tsubakimoto Chain	581	4,961
Ushio	346	4,248
Yamato Holdings	74	1,642
		471,219
Oil & Gas — 1.8%
Cosmo Oil	3,660	5,938
Idemitsu Kosan	529	9,740
Inpex	759	8,273
Japan Petroleum Exploration	272	8,529
JX Holdings	1,914	8,174
Showa Shell Sekiyu	201	1,890
TonenGeneral Sekiyu	271	2,714
		45,258
Real Estate Investment Trusts — 6.1%
Activia Properties	1	8,410
Advance Residence Investment	3	6,550
Daiwa House Residential Investment	3	6,332
Daiwa Office Investment	2	9,879
Frontier Real Estate Investment	1	4,359
GLP J	3	2,889

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Japan ETF†

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Industrial & Infrastructure Fund Investment	1	$4,455
Japan Excellent	12	13,153
Japan Hotel Investment	19	12,299
Japan Logistics Fund	4	7,539
Japan Prime Realty Investment	1	3,241
Japan Real Estate Investment	1	4,488
Japan Retail Fund Investment	1	1,961
Kenedix Office Investment, Cl A	1	4,633
Mori Hills Investment, Cl A	9	10,555
Mori Trust Sogo	3	5,577
Nippon Accommodations Fund	6	21,332
Nippon Building Fund	1	4,472
Nippon Prologis	1	1,973
Nomura Real Estate Master Fund	10	12,018
Nomura Real Estate Office Fund	1	4,278
Orix	3	4,087
United Urban Investment	1	1,453
		155,933
Technology — 5.6%
Advantest	80	701
Anritsu	200	1,433
Canon	54	1,731
FUJIFILM Holdings	132	5,241
Hitachi High-Technologies	375	8,763
IT Holdings	781	17,902
Itochu Techno-Solutions	357	8,348
Konica Minolta	309	3,858
Mixi	53	2,297
NEC	2,966	9,481
Nomura Research Institute	120	4,930
NTT Data	94	4,499
Obic	200	9,508
Oki Electric Industry	779	1,603
Oracle Japan	121	5,098
Otsuka	130	6,831
Renesas Electronics *	166	1,075
Ricoh	288	2,844
Rohm	73	4,231
SCREEN Holdings	800	4,210
SCSK	281	10,070
Square Enix Holdings	245	6,170
Sumco	461	4,613
Tokyo Ohka Kogyo	423	11,591

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Japan ETF†

	Shares	Value
COMMON STOCK — continued
Technology — continued
Trend Micro	60	$2,199
		139,227
Telecommunications — 0.9%
Hikari Tsushin	48	3,355
KDDI	80	2,034
Nippon Telegraph & Telephone	332	12,765
NTT DOCOMO	242	5,107
		23,261
Utilities — 3.0%
Chubu Electric Power	224	3,806
Chugoku Electric Power	200	2,994
Electric Power Development	376	13,004
Hokkaido Electric Power *	485	5,856
Hokuriku Electric Power	438	6,742
Iwatani	800	4,901
Kansai Electric Power	400	5,430
Kyushu Electric Power	401	5,690
Osaka Gas	1,450	5,804
Shikoku Electric Power	175	2,948
Toho Gas	1,410	8,433
Tohoku Electric Power	438	6,431
Tokyo Electric Power *	590	4,238
Tokyo Gas	264	1,427
		77,704
TOTAL COMMON STOCK
(Cost $2,514,690)		2,548,078
TOTAL INVESTMENTS — 99.9%
(Cost $2,514,690)††		$2,548,078

Percentages are based on Net Assets of $2,550,762.

*	Non-income producing security.
†	Fund commenced operations on May 12, 2015.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $2,514,690, and the unrealized appreciation and depreciation were $135,782 and $(102,394) respectively.

Cl — Class

As of July 31, 2015, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Asia ex-Japan ETF†

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 29.4%
Basic Materials — 2.8%
Alumina	5,400	$5,889
BHP Billiton	80	1,554
BlueScope Steel	888	2,367
Evolution Mining	6,920	5,082
Fortescue Metals Group	1,520	2,071
Incitec Pivot	2,670	7,098
Independence Group	820	2,276
Mineral Resources	600	2,388
Newcrest Mining *	480	3,973
Northern Star Resources	3,120	4,766
Nufarm	1,170	6,633
OZ Minerals	550	1,502
Rio Tinto	60	2,329
Sandfire Resources	250	1,105
Sirius Resources NL *	580	1,269
Washington H Soul Pattinson	590	5,936
Western Areas	580	1,320
Whitehaven Coal *	6,530	5,754
		63,312
Consumer Goods — 1.5%
Asaleo Care	1,560	1,959
Bega Cheese	430	1,503
Blackmores	80	5,199
Breville Group	630	3,164
Coca-Cola Amatil	510	3,476
GrainCorp, Cl A	940	6,164
GUD Holdings	610	4,188
Select Harvests	621	6,015
Treasury Wine Estates	1,034	4,381
		36,049
Consumer Services — 5.1%
Amalgamated Holdings	840	7,773
AP Eagers	850	6,548
APN News & Media *	7,950	4,174
ARB	120	1,253
Aristocrat Leisure	718	4,519
Australian Pharmaceutical Industries	6,910	8,068
Automotive Holdings Group	380	1,228
Corporate Travel Management	360	2,831
Domino's Pizza Enterprises	100	2,971
Echo Entertainment Group	2,030	7,483
Fairfax Media	5,340	3,333

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Asia ex-Japan ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
G8 Education	346	$864
Greencross	200	889
Harvey Norman Holdings	1,750	5,732
InvoCare	650	6,448
Mantra Group	790	2,100
Metcash	3,430	2,897
Myer Holdings	2,810	2,600
Nine Entertainment Holdings	2,440	2,741
Qantas Airways *	700	1,928
Retail Food Group	1,230	4,823
Seven Group Holdings	720	2,929
Seven West Media	3,962	2,633
Sigma Pharmaceuticals	4,960	3,169
Super Retail Group	190	1,288
TABCORP Holdings	2,456	8,747
Tatts Group	3,001	8,771
Wesfarmers	126	3,928
Woolworths	100	2,100
		114,768
Financials — 3.8%
AMP	370	1,796
Ardent Leisure Group	5,170	9,189
ASX	60	1,959
Australia & New Zealand Banking Group	70	1,680
Aveo Group	2,530	5,128
Bank of Queensland	350	3,534
Bendigo and Adelaide Bank	380	3,667
BT Investment Management	530	3,783
Challenger	420	2,211
Commonwealth Bank of Australia	30	1,929
Cover-More Group	500	878
FlexiGroup	450	1,001
Genworth Mortgage Insurance Australia	880	2,313
Insurance Australia Group	429	1,856
IOOF Holdings	607	4,118
Lend Lease Group	430	4,923
Macquarie Group	60	3,620
Magellan Financial Group	190	2,587
McMillan Shakespeare	740	7,744
National Australia Bank	145	3,702
Perpetual	50	1,647
Platinum Asset Management	671	3,735
Premier Investments	440	4,310

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Asia ex-Japan ETF†

	Shares	Value
COMMON STOCK — continued
Financials — continued
Steadfast Group	980	$1,173
Suncorp Group	350	3,668
Veda Group	1,170	2,105
Westpac Banking	70	1,792
		86,048
Health Care — 3.4%
Ansell	560	10,305
Cochlear	160	10,724
CSL	117	8,503
Healthscope	1,380	2,777
Japara Healthcare	1,080	2,213
Mayne Pharma Group *	5,160	4,433
Mesoblast *	410	1,186
nib holdings	2,345	6,129
Primary Health Care	2,327	7,861
Ramsay Health Care	190	9,331
Sirtex Medical	250	5,662
Sonic Healthcare	680	10,321
		79,445
Industrials — 4.8%
Adelaide Brighton	500	1,737
Amcor	1,100	11,641
Asciano	1,280	7,642
Aurizon Holdings	1,380	5,371
Boral	737	3,594
Brambles	710	5,673
Brickworks	700	7,659
Cabcharge Australia	1,050	2,575
Computershare	520	4,720
CSR	2,330	6,399
Downer EDI	500	1,671
DuluxGroup	1,470	6,563
GWA Group	1,330	2,373
Macquarie Atlas Roads Group	480	1,206
Monadelphous Group	240	1,507
Orora	2,200	3,765
Pact Group Holdings	1,010	3,352
Qube Holdings	1,460	2,616
SAI Global	350	1,154
Slater & Gordon	400	1,005
Spotless Group Holdings	1,680	2,412
Sydney Airport	1,000	4,120
Transfield Services *	5,790	5,485

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Asia ex-Japan ETF†

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Transpacific Industries Group	9,400	$4,901
Transurban Group	640	4,685
		103,826
Oil & Gas — 1.5%
APA Group	700	4,662
AWE *	5,710	5,283
Beach Energy	5,340	3,823
Caltex Australia	190	4,821
Liquefied Natural Gas *	1,020	2,397
Oil Search	670	3,675
Santos	400	2,174
Woodside Petroleum	150	3,927
WorleyParsons	330	2,229
		32,991
Real Estate Investment Trusts — 3.8%
Abacus Property Group	4,168	9,519
ALE Property Group	3,870	10,374
BWP Trust	2,340	5,791
Charter Hall Retail	3,158	9,995
Cromwell Property Group	8,038	6,582
Dexus Property Group	290	1,657
Federation Centres	3,280	7,226
Goodman Group	1,120	5,379
GPT Group	1,150	3,893
Growthpoint Properties Australia	3,390	8,215
Investa Office Fund	1,914	5,566
Mirvac Group	1,160	1,610
Scentre Group	920	2,675
Shopping Centres Australasia Property Group	2,130	3,347
Stockland	1,100	3,433
Westfield	400	2,947
		88,209
Technology — 0.8%
iiNET *	710	4,901
IRESS	570	4,353
iSentia Group	760	1,948
Recall Holdings	400	2,112
Technology One	1,160	3,399
		16,713
Telecommunications — 0.6%
M2 Group	710	5,756
Telstra	923	4,399

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Asia ex-Japan ETF†

	Shares	Value
COMMON STOCK — continued
Telecommunications — continued
TPG Telecom	370	$2,584
		12,739
Utilities — 1.3%
AGL Energy	520	6,370
AusNet Services	7,320	7,472
DUET Group	1,419	2,292
Origin Energy	167	1,391
Spark Infrastructure Group	6,990	9,932
		27,457
TOTAL AUSTRALIA		661,557
CHINA— 0.6%
Consumer Goods — 0.6%
Pacific Textiles Holdings	8,099	12,850
HONG KONG— 31.0%
Basic Materials — 1.0%
CST Mining Group *	387,658	5,251
G-Resources Group	274,264	7,995
KuangChi Science *	6,830	1,744
West China Cement	31,400	5,671
		20,661
Consumer Goods — 4.9%
China Smarter Energy Group Holdings *	27,540	4,050
China Strategic Holdings *	71,006	2,794
First Pacific	5,000	4,005
Global Brands Group Holding *	5,750	1,276
Haier Healthwise Holdings *	57,710	4,839
IGG	3,130	1,563
Man Wah Holdings	6,480	5,835
Samsonite International	1,600	5,222
Shenzhou International Group Holdings	1,150	6,045
Sincere Watch Hong Kong	15,770	1,953
Stella International Holdings	5,410	14,620
Techtronic Industries	1,279	4,512
Texwinca Holdings	7,760	9,389
Uni-President China Holdings	8,710	8,033
Vitasoy International Holdings	9,600	14,415
Yue Yuen Industrial Holdings	6,530	21,227
		109,778
Consumer Services — 6.1%
Cafe de Coral Holdings	4,130	14,491
Cathay Pacific Airways	5,460	12,917
Chow Sang Sang Holdings International	2,061	3,998

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Asia ex-Japan ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Esprit Holdings	6,084	$5,839
Giordano International	2,160	1,095
Great Eagle Holdings	1,826	6,360
Hongkong & Shanghai Hotels	6,903	9,154
Lifestyle International Holdings	3,890	6,333
L'Occitane International	1,630	4,138
Luk Fook Holdings International	1,310	3,684
Macau Legend Development *	4,300	1,165
Melco International Development	600	1,029
Miramar Hotel & Investment	6,346	10,969
Miramar Hotel & Investment *	1,456	347
MTR	2,770	12,345
NagaCorp	2,850	2,327
Sa Sa International Holdings	2,580	1,158
Shangri-La Asia	6,090	7,856
Shun Tak Holdings	17,244	9,476
Television Broadcasts	972	5,141
Transport International Holdings	6,508	17,755
		137,577
Energy — 0.2%
United Energy Group *	26,830	3,253
Financials — 7.5%
AIA Group	590	3,843
Bank of East Asia	1,730	7,007
China LNG Group	23,690	3,912
Chinese Estates Holdings	1,720	4,091
Dah Sing Banking Group	2,110	4,469
Dah Sing Financial Holdings	940	6,142
Far East Consortium International	21,030	9,793
Good Fellow Resources Holdings *	7,210	2,902
Guoco Group	1,470	16,724
Haitong International Securities Group	2,430	1,342
Hang Lung Group	1,140	5,140
Hang Lung Properties	1,600	4,572
Hang Seng Bank	351	7,194
Henderson Land Development	803	5,303
Heritage International Holdings *	22,700	2,928
HKR International	21,018	11,604
Hong Kong Exchanges and Clearing	50	1,356
Hopewell Holdings	3,380	11,641
Hysan Development	971	4,158
Kerry Properties	1,664	6,214
Kowloon Development	9,920	12,540

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Asia ex-Japan ETF†

	Shares	Value
COMMON STOCK — continued
Financials — continued
New World Development	2,560	$3,094
Sino Land	2,070	3,215
Sun Hung Kai	14,080	9,371
Sun Hung Kai Properties	500	7,682
Swire Properties	2,020	6,501
Value Partners Group	1,070	1,248
Wharf Holdings	520	3,300
Wheelock	650	3,366
		170,652
Industrials — 3.8%
China Huarong Energy *	14,960	926
GCL New Energy Holdings *	52,604	3,800
Hopewell Highway Infrastructure	21,980	10,491
Johnson Electric Holdings	5,264	17,858
Kerry Logistics Network	1,370	2,124
NWS Holdings	9,921	14,922
Orient Overseas International	1,787	8,828
Pacific Basin Shipping	9,900	3,410
Peace Map Holding *	75,710	3,321
SITC International Holdings	13,000	7,446
Summit Ascent Holdings *	2,630	1,421
Swire Pacific, Cl A	758	9,714
		84,261
Oil & Gas — 0.3%
Brightoil Petroleum Holdings *	7,700	2,821
Hanergy Thin Film Power Group *(A) (B)	29,000	4,388
		7,209
Real Estate Investment Trusts — 2.5%
Champion	18,830	10,445
Link	2,070	12,176
Prosperity	33,980	12,798
Sunlight	20,290	10,338
Yuexiu	22,000	12,430
		58,187
Technology — 0.9%
BYD Electronic International	3,550	2,954
FIH Mobile	9,410	4,916
SinoCom Software Group	4,670	1,861
Suncorp Technologies *	51,699	2,568
VTech Holdings	564	7,020
		19,319

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Asia ex-Japan ETF†

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.8%
Hutchison Telecommunications Hong Kong Holdings	29,392	$12,891
PCCW	31,110	18,620
SmarTone Telecommunications Holdings	4,661	9,536
		41,047
Utilities — 2.0%
Cheung Kong Infrastructure Holdings	2,070	18,010
CLP Holdings	894	7,594
HK Electric Investments & HK Electric Investments (C)	3,610	2,510
Hong Kong & China Gas	2,490	5,081
Power Assets Holdings	1,290	12,156
		45,351
TOTAL HONG KONG		697,295
NEW ZEALAND— 11.1%
Basic Materials — 0.3%
Nuplex Industries *	2,480	7,496
Consumer Services — 0.7%
Air New Zealand	2,930	5,139
SKY Network Television	1,030	4,187
SKYCITY Entertainment Group	1,070	3,142
Summerset Group Holdings	760	2,110
Trade Me Group	1,200	2,702
		17,280
Health Care — 1.7%
Ebos Group	1,260	9,124
Fisher & Paykel Healthcare	3,129	15,590
Metlifecare	2,400	7,732
Ryman Healthcare	1,000	5,580
		38,026
Industrials — 2.9%
Auckland International Airport	6,123	22,005
Fletcher Building	1,083	5,698
Freightways	1,240	4,761
Infratil	7,440	15,963
Mainfreight	360	3,647
Port of Tauranga	760	8,901
		60,975
Oil & Gas — 0.1%
Z Energy	680	2,620
Real Estate Investment Trusts — 2.8%
Argosy Property	22,850	16,925
Goodman Property Trust	11,580	9,770
Kiwi Property Group	11,110	10,185

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Asia ex-Japan ETF†

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Precinct Properties New Zealand	16,400	$12,474
Property for Industry	12,580	12,953
		62,307
Technology — 0.1%
Xero *	190	2,234
Telecommunications — 0.8%
Chorus *	5,606	10,688
Spark New Zealand	4,200	8,259
		18,947
Utilities — 1.7%
Contact Energy	3,020	9,931
Genesis Energy	2,800	3,181
Meridian Energy	1,830	2,735
Mighty River Power	4,980	9,131
Vector	7,050	15,549
		40,527
TOTAL NEW ZEALAND		250,412
SINGAPORE— 26.8%
Consumer Goods — 1.5%
First Resources	1,310	1,819
Golden Agri-Resources	25,530	5,877
Olam International	3,420	4,599
Sinarmas Land	15,810	6,413
Thai Beverage	6,454	3,561
Wilmar International	4,810	11,249
		33,518
Consumer Services — 3.3%
Accordia Golf Trust	6,420	3,003
Asian Pay Television Trust	29,540	18,027
ComfortDelGro	4,250	9,349
Dairy Farm International Holdings	810	6,699
Genting Singapore	4,890	3,145
Mandarin Oriental International	5,789	9,175
OUE	4,939	6,985
Singapore Airlines	1,000	7,849
Singapore Press Holdings	1,400	4,277
SMRT	3,860	3,907
Tiger Airways Holdings *	9,760	2,140
		74,556
Financials — 4.9%
ARA Asset Management	4,670	5,819
Ascendas India Trust	17,622	12,041

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Asia ex-Japan ETF†

	Shares	Value
COMMON STOCK — continued
Financials — continued
CapitaLand	1,400	$3,295
City Developments	670	4,569
DBS Group Holdings	550	8,112
Global Logistic Properties	2,010	3,379
Great Eastern Holdings	600	10,169
GuocoLand	5,618	9,402
Hong Leong Finance	6,003	11,143
Hongkong Land Holdings	1,244	9,578
Oversea-Chinese Banking	673	5,061
Religare Health Trust	10,970	8,458
Singapore Exchange	860	5,009
United Overseas Bank	410	6,652
UOL Group	910	4,456
Wing Tai Holdings	2,480	3,417
Yanlord Land Group	3,400	2,398
		112,958
Health Care — 1.4%
Biosensors International Group *	12,275	6,235
Haw Par	2,500	16,115
Raffles Medical Group	2,250	7,877
		30,227
Industrials — 3.5%
Jardine Matheson Holdings	168	9,116
Jardine Strategic Holdings	160	4,813
Neptune Orient Lines *	11,950	8,122
Noble Group	3,483	1,158
SATS	1,930	5,304
SIA Engineering	2,200	5,804
Singapore Post	9,410	13,445
Singapore Technologies Engineering	980	2,349
United Engineers	4,590	8,353
Venture	1,936	11,107
Yangzijiang Shipbuilding Holdings	8,470	7,985
		77,556
Oil & Gas — 1.0%
Ezion Holdings	6,090	3,850
Keppel	570	3,124
Sembcorp Industries	4,890	12,758
Sembcorp Marine	1,070	2,041
		21,773
Real Estate Investment Trusts — 9.6%
AIMS AMP Capital Industrial	6,970	7,641
Ascendas	3,600	6,367

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Asia ex-Japan ETF†

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Ascott Residence Trust	8,210	$7,500
Cache Logistics Trust	9,610	7,585
Cambridge Industrial Trust	16,590	8,123
CapitaLand Commercial Trust	4,620	4,811
CapitaLand Mall Trust	3,700	5,408
CapitaLand Retail China Trust	6,220	7,228
First	7,120	7,337
Fortune	11,580	12,533
Frasers Centrepoint Trust	6,580	9,906
Frasers Commercial Trust	9,210	9,794
Keppel	5,600	4,400
Lippo Malls Indonesia Retail Trust	31,510	8,175
Mapletree Commercial Trust	7,450	7,432
Mapletree Greater China Commercial Trust	8,680	6,217
Mapletree Industrial Trust	13,390	14,923
Mapletree Logistics Trust	15,520	12,590
OUE Hospitality Trust	22,193	14,760
Parkway Life	4,900	8,702
Sabana Shari'ah Compliant Industrial	14,920	8,996
Soilbuild Business Space	20,380	12,735
SPH	17,100	12,747
Starhill Global	12,760	8,113
Suntec	3,170	3,950
		217,973
Technology — 0.2%
Silverlake Axis	7,443	5,276
Telecommunications — 0.8%
M1	3,260	7,458
Singapore Telecommunications	1,450	4,334
StarHub	1,780	4,982
		16,774
Utilities — 0.6%
Keppel Infrastructure Trust	20,999	7,980
SIIC Environment Holdings *	32,820	4,126
		12,106
TOTAL SINGAPORE		602,717
UNITED STATES— 0.8%
Consumer Services — 0.3%
Navitas	980	2,972
Southern Cross Media Group	6,600	4,677
		7,649

Schedule of Investments (Unaudited)	July 31, 2015

Global X Scientific Beta Asia ex-Japan ETF†

	Shares	Value
COMMON STOCK — continued
Financials — 0.3%
QBE Insurance Group	562	$6,026
Industrials — 0.2%
Sims Metal Management	520	3,612
TOTAL UNITED STATES		17,287
TOTAL COMMON STOCK
(Cost $2,440,452)		2,242,118

	Number Of Rights
RIGHT — 0.0%
Hong Kong — 0.0%
China Strategic Holdings, 08/12/15 *(A)(B)
(Cost $1,254)	35,503	710
TOTAL INVESTMENTS — 99.7%
(Cost $2,441,706)††		$2,242,828

Percentages are based on Net Assets of $2,250,396.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2015, was $5,098 and represents 0.2% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of July 31, 2015 was 5,098 and represented 0.2% of Net Assets.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
†	Fund commenced operations on May 12, 2015.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $2,441,706, and the unrealized appreciation and depreciation were $23,335 and $(222,213) respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$2,237,730	$—	$4,388	$2,242,118
Right	—	710	—	710
Total Investments in Securities	$2,237,730	$710	$4,388	$2,242,828

(a)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X YieldCo Index ETF†

	Shares	Value
COMMON STOCK — 85.5%
CANADA— 16.5%
Utilities — 16.5%
Capstone Infrastructure	19,581	$46,358
Innergex Renewable Energy	19,646	162,037
Northland Power	13,731	168,768
TransAlta Renewables	17,594	169,050
TOTAL CANADA		546,213
SPAIN— 5.1%
Utilities — 5.1%
Saeta Yield	16,560	168,912
UNITED KINGDOM— 5.2%
Financials — 5.2%
Renewables Infrastructure Group	106,670	172,701
UNITED STATES— 58.7%
Financials — 7.7%
NRG Yield, Cl A	12,902	254,298
Oil & Gas — 9.2%
First Solar *	3,450	152,835
Pattern Energy Group, Cl A	6,127	149,683
		302,518
Real Estate Investment Trusts — 4.0%
Hannon Armstrong Sustainable Infrastructure Capital	6,603	132,522
Technology — 4.1%
SunEdison *	5,791	134,814
Utilities — 33.7%
Abengoa Yield	7,201	182,761
Brookfield Renewable Energy Partners	10,553	305,509
NextEra Energy Partners	8,364	298,428
TerraForm Power, Cl A	10,814	326,149
		1,112,847
TOTAL UNITED STATES		1,936,999
TOTAL COMMON STOCK
(Cost $3,280,957)		2,824,825

EXCHANGE TRADED FUNDS — 14.0%
United Kingdom — 14.0%
Bluefield Solar Income Fund	56,500	95,222
Foresight Solar Fund	42,220	67,367
Greencoat UK Wind	93,830	165,822
John Laing Environmental Assets Group	32,400	53,278

Schedule of Investments (Unaudited)	July 31, 2015

Global X YieldCo Index ETF†

	Shares/Face Amount	Value
EXCHANGE TRADED FUNDS— continued
NextEnergy Solar Fund	48,800	$79,008
TOTAL EXCHANGE TRADED FUND
(Cost $454,509)		460,697

U.S. TREASURY OBLIGATION — 15.2%
United States Treasury Bills
0.020%, 08/06/15(A)
(Cost $499,999)	$500,000	499,999
TOTAL INVESTMENTS — 114.7%
(Cost $4,235,465)††		$3,785,521

Percentages are based on Net Assets of $3,299,762.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
†	The Fund commenced operations on May 27, 2015.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $4,235,465, and the unrealized appreciation and depreciation were $7,093 and $(457,037) respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,824,825	$—	$—	$2,824,825
U.S. Treasury Obligation	—	499,999	—	499,999
Exchange Traded Funds	460,697	—	—	460,697
Total Investments in Securities	$3,285,522	$499,999	$—	$3,785,521

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X China Consumer ETF

	Shares	Value
COMMON STOCK — 99.6%
CHINA— 69.7%
Consumer Goods — 33.7%
ANTA Sports Products	1,039,196	$2,664,914
BYD, Cl H * (A)	856,500	3,789,579
China Yurun Food Group * (A)	1,666,588	494,454
Dongfeng Motor Group, Cl H	3,092,846	3,562,699
Great Wall Motor, Cl H	704,899	2,332,296
Guangzhou Automobile Group, Cl H	2,750,617	2,203,389
Hengan International Group	419,849	4,692,790
Li Ning * (A)	1,697,269	838,531
Tingyi Cayman Islands Holding	2,376,525	4,573,837
Tsingtao Brewery, Cl H (A)	412,017	2,197,658
Want Want China Holdings	4,731,009	4,900,481
		32,250,628
Consumer Services — 36.0%
Air China, Cl H	2,118,528	2,128,831
Ajisen China Holdings	674,493	310,610
Alibaba Group Holding ADR *	61,276	4,800,362
China Southern Airlines, Cl H	2,016,095	1,997,292
Chow Tai Fook Jewellery Group	1,320,779	1,289,720
Ctrip.com International ADR *	58,637	4,197,236
E-Commerce China Dangdang ADR, Cl A * (A)	52,153	352,033
Golden Eagle Retail Group (A)	673,447	832,220
GOME Electrical Appliances Holding	14,246,505	2,480,913
Homeinns Hotel Group ADR *	22,522	655,165
Intime Retail Group	1,448,684	1,625,782
JD.com ADR *	151,810	5,014,284
New Oriental Education & Technology Group ADR *	58,490	1,310,176
Sun Art Retail Group (A)	2,634,125	2,004,739
Vipshop Holdings ADR * (A)	176,708	3,444,039
Wumart Stores, Cl H	680,511	418,719
Youku.com ADR * (A)	75,120	1,457,328
		34,319,449
TOTAL CHINA		66,570,077
HONG KONG— 29.9%
Consumer Goods — 24.0%
Belle International Holdings, Cl A	3,711,596	3,858,915
Biostime International Holdings (A)	194,000	363,861
Bosideng International Holdings	3,437,462	341,427
China Agri-Industries Holdings	2,734,856	1,192,396
China Foods *	894,113	412,900
China Mengniu Dairy	982,726	4,443,139
China Resources Enterprise	1,842,888	5,966,808
Shenzhou International Group Holdings	613,762	3,226,243

Schedule of Investments (Unaudited)	July 31, 2015

Global X China Consumer ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Consumer Goods — continued
Skyworth Digital Holdings	2,245,187	$1,717,421
Uni-President China Holdings	1,578,343	1,455,717
		22,978,827
Consumer Services — 5.9%
China Dongxiang Group	3,639,788	929,631
Melco Crown Entertainment ADR (A)	228,672	4,717,503
		5,647,134
TOTAL HONG KONG		28,625,961
TOTAL COMMON STOCK
(Cost $112,636,920)		95,196,038

REPURCHASE AGREEMENTS — 13.4%
Barclays Bank
0.150%, dated 07/31/15, to be repurchased on 08/03/2015 repurchase price $9,000,113 (collateralized by U.S. Treasury Notes, ranging in par value $3-$2,179,439, 0.000%-2.000%, 08/15/17-11/15/44 with a total market value of $9,180,000) (B)	9,000,000	9,000,000
Deutsche Bank
0.140%, dated 07/31/15, to be repurchased on 08/03/2015 repurchase price $3,779,850 (collateralized by U.S. Treasury Notes, par value $3,850,262, 0.625%, 12/31/16 with a total market value of $3,857,402) (B)	3,779,806	3,779,806

TOTAL REPURCHASE AGREEMENTS
(Cost $12,779,806)		12,779,806

TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.000%, 08/03/15	102,999	102,999
0.005%, 08/03/15, HKD	33,080	4,267
TOTAL TIME DEPOSITS
(Cost $107,266)		107,266

TOTAL INVESTMENTS — 113.1%
(Cost $125,523,992)††		$108,083,110

Percentages are based on Net Assets of $95,541,346.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $12,209,158.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2015 was $12,779,806.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $125,523,992 and the unrealized appreciation and depreciation were $7,512,350 and $(24,953,232), respectively.

Schedule of Investments (Unaudited)	July 31, 2015

Global X China Consumer ETF

ADR — American Depositary Receipt

Cl — Class

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$95,196,038	$—	$—	$95,196,038
Repurchase Agreements	—	12,779,806	—	12,779,806
Time Deposits	—	107,266	—	107,266
Total Investments in Securities	$95,196,038	$12,887,072	$—	$108,083,110

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X China Energy ETF

	Shares	Value
COMMON STOCK — 99.4%
CHINA— 53.7%
Energy — 34.1%
Anton Oilfield Services Group	32,028	$5,495
China Coal Energy, Cl H	64,991	31,773
China Longyuan Power Group, Cl H	82,276	94,138
China Oilfield Services, Cl H	49,556	60,792
China Petroleum & Chemical, Cl H	351,097	266,302
China Shenhua Energy, Cl H	56,540	107,650
Daqo New Energy ADR *	185	3,243
JA Solar Holdings ADR *	912	6,986
JinkoSolar Holding ADR *	573	13,672
PetroChina, Cl H	232,413	230,545
Tianneng Power International	16,915	7,833
Trina Solar ADR *	1,029	9,827
Yanzhou Coal Mining, Cl H	47,075	27,022
Yingli Green Energy Holding ADR *	3,070	2,628
		867,906
Oil & Gas — 5.2%
ENN Energy Holdings	19,961	132,605
Utilities — 14.4%
CGN Power, Cl H	254,700	112,035
Datang International Power Generation, Cl H	71,612	30,946
Huadian Fuxin Energy, Cl H	59,600	25,755
Huadian Power International, Cl H	43,261	43,750
Huaneng Power International, Cl H	95,121	116,320
Huaneng Renewables, Cl H	90,300	38,322
		367,128
TOTAL CHINA		1,367,639
HONG KONG— 44.6%
Energy — 19.2%
Beijing Enterprises Holdings	13,573	99,885
China Gas Holdings	42,537	74,623
CNOOC	184,985	229,314
Kunlun Energy	81,205	77,410
Shougang Fushan Resources Group	73,615	11,110
		492,342
Oil & Gas — 1.9%
China Oil & Gas Group *	120,120	11,001
Shunfeng International Clean Energy *	39,200	14,057
Xinjiang Goldwind Science & Technology, Cl H	11,800	22,558
		47,616
Utilities — 23.5%
Beijing Jingneng Clean Energy, Cl H	52,500	17,743

Schedule of Investments (Unaudited)	July 31, 2015

Global X China Energy ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — continued
China Power International Development	79,784	$56,501
China Resources Gas Group	21,200	64,675
China Resources Power Holdings	48,101	123,723
GCL-Poly Energy Holdings	277,211	56,141
Hong Kong & China Gas	66,843	136,406
Power Assets Holdings	14,830	139,743
		594,932
TOTAL HONG KONG		1,134,890
UNITED STATES— 1.1%
Oil & Gas — 1.1%
Hanwha Q CELLS ADR *	2,201	28,987
TOTAL COMMON STOCK
(Cost $3,184,691)		2,531,516

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $7,566)	$7,566	7,566
TOTAL INVESTMENTS — 99.7%
(Cost $3,192,257) ††		$2,539,082

Percentages are based on Net Assets of $2,547,619.

*	Non-income producing security.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $3,192,257, and the unrealized appreciation and depreciation were $181,537 and $(834,712), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,531,516	$—	$—	$2,531,516
Time Deposit	—	7,566	—	7,566
Total Investments in Securities	$2,531,516	$7,566	$—	$2,539,082

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X China Financials ETF

	Shares	Value
COMMON STOCK — 99.4%
CHINA— 76.0%
Financials — 70.5%
Agricultural Bank of China, Cl H	8,090,688	$3,652,775
Bank of China, Cl H	13,626,634	7,452,876
Bank of Communications, Cl H	2,692,071	2,368,319
China Citic Bank, Cl H	2,677,122	1,909,689
China Construction Bank, Cl H	9,694,126	7,915,563
China Everbright Bank, Cl H	1,611,900	898,238
China Galaxy Securities, Cl H	423,900	382,217
China Life Insurance, Cl H	880,340	3,242,097
China Merchants Bank, Cl H	1,457,234	3,768,887
China Minsheng Banking, Cl H	1,985,855	2,236,306
China Pacific Insurance Group, Cl H	750,612	3,146,794
Chongqing Rural Commercial Bank, Cl H	817,467	585,238
CITIC Securities, Cl H	345,096	943,725
Industrial & Commercial Bank of China, Cl H	10,886,437	7,498,881
PICC Property & Casualty, Cl H	1,542,742	3,211,931
Ping An Insurance Group of China, Cl H	625,414	3,598,089
Sino-Ocean Land Holdings	1,481,152	1,016,438
SOHO China	604,359	380,438
		54,208,501
Real Estate — 5.5%
Agile Property Holdings	458,512	264,379
Country Garden Holdings	1,941,897	761,499
Evergrande Real Estate Group	1,682,361	1,113,284
Greentown China Holdings *	196,593	193,999
Guangzhou R&F Properties	308,793	308,701
Longfor Properties	388,738	555,605
Shimao Property Holdings	394,404	706,155
Shui On Land	1,099,601	300,705
		4,204,327
TOTAL CHINA		58,412,828
HONG KONG— 23.4%
Financials — 21.9%
Cheung Kong Property Holdings *	208,450	1,737,016
China Everbright	279,141	676,941
China Overseas Land & Investment	1,192,066	3,759,660
China Resources Land	762,908	2,140,429
CK Hutchison Holdings	207,450	3,080,053
Franshion Properties China	935,058	302,748
Haitong Securities, Cl H	440,300	796,281
KWG Property Holding	376,585	282,719
New China Life Insurance, Cl H	312,111	1,340,672

Schedule of Investments (Unaudited)	July 31, 2015

Global X China Financials ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Financials — continued
People's Insurance Group of China, Cl H	2,665,100	$1,382,003
Shenzhen Investment	715,418	275,931
Sunac China Holdings	581,800	520,838
Yuexiu Property	2,531,545	499,628
		16,794,919
Real Estate — 1.5%
China Taiping Insurance Holdings *	315,830	943,135
Poly Property Group	658,307	248,809
		1,191,944
TOTAL HONG KONG		17,986,863
TOTAL COMMON STOCK
(Cost $76,304,637)		76,399,691

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.005%, 08/03/15, HKD
(Cost $85,988)	666,605	85,988
TOTAL INVESTMENTS — 99.5%
(Cost $76,390,625) ††		$76,485,679

Percentages are based on Net Assets of $76,871,950.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $76,390,625, and the unrealized appreciation and depreciation were $3,757,409 and $(3,662,355), respectively.

Cl — Class

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$76,399,691	$—	$—	$76,399,691
Time Deposit	—	85,988	—	85,988
Total Investments in Securities	$76,399,691	$85,988	$—	$76,485,679

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — 99.6%
CHINA— 69.9%
Industrials — 69.9%
Anhui Conch Cement, Cl H	106,337	$330,575
BYD, Cl H *	69,944	309,467
China Communications Construction, Cl H	209,683	269,397
China COSCO Holdings, Cl H *	302,662	154,604
China Lesso Group Holdings	117,245	91,953
China National Building Material, Cl H	344,617	260,942
China National Materials	120,146	26,967
China Railway Construction, Cl H	203,011	263,443
China Railway Group, Cl H	290,868	248,384
China Shanshui Cement Group (A) (B)	219,552	119,792
China Shipping Container Lines, Cl H *	439,552	137,780
China Shipping Development, Cl H	133,244	80,954
China South Locomotive and Rolling Stock *	356,533	449,788
China Zhongwang Holdings (B)	167,608	71,564
Dongfang Electric, Cl H	37,443	48,589
First Tractor, Cl H	45,041	30,561
Guangshen Railway, Cl H	166,688	79,986
Haitian International Holdings	74,596	154,536
Harbin Power Equipment, Cl H	74,871	47,807
Hollysys Automation Technologies	4,584	97,548
Jiangsu Expressway, Cl H	149,379	186,331
Metallurgical Corp of China, Cl H	342,541	114,441
Sany Heavy Equipment International Holdings	101,894	22,344
Shanghai Electric Group, Cl H	333,951	206,342
Weichai Power, Cl H	114,118	171,347
Zhejiang Expressway, Cl H	172,600	198,821
Zhuzhou CSR Times Electric, Cl H	50,533	343,196
TOTAL CHINA		4,517,459
HONG KONG— 26.3%
Industrials — 26.3%
AviChina Industry & Technology, Cl H	243,700	204,333
Beijing Capital International Airport, Cl H	164,271	169,308
China High Speed Transmission Equipment Group	111,050	89,816
China Huarong Energy *	546,218	33,820
China International Marine Containers Group, Cl H	52,300	110,911
China Merchants Holdings International	102,011	373,052
China Resources Cement Holdings	207,641	108,209
Shanghai Industrial Holdings	55,099	162,050
Shenzhen International Holdings	128,196	212,659
Sunny Optical Technology Group	79,364	153,153

Schedule of Investments (Unaudited)	July 31, 2015

Global X China Industrials ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Industrials — continued
Zoomlion Heavy Industry Science and Technology	150,900	$81,170
TOTAL HONG KONG		1,698,481
SINGAPORE— 3.4%
Industrials — 3.4%
Yangzijiang Shipbuilding Holdings	235,343	221,876
TOTAL COMMON STOCK
(Cost $8,094,265)		6,437,816

TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.000%, 08/03/15	10,043	10,043
0.005%, 08/03/15, HKD	6,491	837
TOTAL TIME DEPOSITS
(Cost $10,880)		10,880
TOTAL INVESTMENTS — 99.8%
(Cost $8,105,145) ††		$6,448,696

Percentages are based on Net Assets of $6,458,524.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security considered illiquid. The total value of such securities as of July 31, 2015 was $119,792 and represented 1.85% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2015, was $191,356 and represents 2.96% of net assets.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $8,105,145, and the unrealized appreciation and depreciation were $158,306 and $(1,814,755) respectively.

Cl — Class

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China	$4,326,103	$71,564	$119,792	$4,517,459
Hong Kong	1,698,481	—	—	1,698,481
Singapore	221,876	—	—	221,876
Time Deposits	—	10,880	—	10,880
Total Investments in Securities	$6,246,460	$82,444	$119,792	$6,448,696

Schedule of Investments (Unaudited)	July 31, 2015

Global X China Industrials ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock

Beginning Balance as of October 31, 2014	$507,987
Transfers into Level 3	119,792
Transfers out of Level 3	(507,987)
Ending Balance as of July 31, 2015	$119,792

For the period ended July 31, 2015, the transfers in and out of Level 2 and Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held at July 31, 2015 is $(2,420).

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X China Materials ETF

	Shares	Value
COMMON STOCK — 99.3%
CHINA— 60.1%
Basic Materials — 60.1%
Aluminum Corp of China, Cl H *	147,499	$51,562
Angang Steel, Cl H	113,584	57,728
BBMG, Cl H	84,900	65,162
China BlueChemical	181,729	59,074
China Hongqiao Group	121,082	89,808
China Molybdenum, Cl H	98,288	63,773
Dongyue Group	111,357	30,740
Fosun International	38,400	80,740
Jiangxi Copper, Cl H	45,741	61,953
Maanshan Iron & Steel, Cl H *	180,025	42,264
Real Gold Mining * (A) (B)	97,864	4,403
Sinofert Holdings	180,430	30,024
Sinopec Shanghai Petrochemical, Cl H	183,310	74,721
Sinopec Yizheng Chemical Fibre, Cl H *	164,614	51,811
Zhaojin Mining Industry	84,844	39,619
Zijin Mining Group, Cl H	305,149	81,874
TOTAL CHINA		885,256
HONG KONG— 37.7%
Basic Materials — 37.7%
China Lumena New Materials * (A) (B)	252,850	407
China Precious Metal Resources Holdings *	387,800	22,261
Citic Pacific	49,600	88,806
Fufeng Group	108,344	65,546
Kingboard Chemical Holdings	50,100	84,014
Kingboard Laminates Holdings	79,228	34,850
Nine Dragons Paper Holdings	128,100	94,683
North Mining Shares, Cl C *	731,756	24,070
Shougang Concord International Enterprises *	636,724	34,085
West China Cement	236,400	42,692
Yingde Gases	107,849	64,134
TOTAL HONG KONG		555,548
SINGAPORE— 1.5%
Basic Materials — 1.5%
Midas Holdings	98,566	22,691
TOTAL COMMON STOCK
(Cost $2,481,679)		1,463,495

Schedule of Investments (Unaudited)	July 31, 2015

Global X China Materials ETF

	Face Amount(1)	Value
TIME DEPOSITS — 0.4%
Brown Brothers Harriman
0.000%, 08/03/15	5,633	$5,633
0.005%, 08/03/15, HKD	6,557	846
TOTAL TIME DEPOSITS
(Cost $6,479)		6,479
TOTAL INVESTMENTS — 99.7%
(Cost $2,488,158) ††		$1,469,974

Percentages are based on Net Assets of $1,474,236.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security considered illiquid. The total value of such securities as of July 31, 2015 was $4,810 and represented 0.33% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2015, was $4,810 and represents 0.33% of net assets.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $2,488,158, and the unrealized appreciation and depreciation were $0 and $(1,018,184) respectively.

Cl — Class

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China	$880,853	$—	$4,403	$885,256
Hong Kong	555,141	—	407	555,548
Singapore	22,691	—	—	22,691
Time Deposits	—	6,479	—	6,479
Total Investments in Securities	$1,458,685	$6,479	$4,810	$1,469,974

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock

Beginning Balance as of October 31, 2014	$121,942
Realized gain/(loss)	(46,022)
Change in unrealized appreciation/(depreciation)	23,086
Net purchases	1,341
Net sales	(8,080)
Transfers out of Level 3	(87,457)
Ending Balance as of July 31, 2015	$4,810

Schedule of Investments (Unaudited)	July 31, 2015

Global X China Materials ETF

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 investments.

For the period ended July 31, 2015, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held at July 31, 2015 is $(23,523).

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 68.0%
Technology — 68.0%
21Vianet Group ADR *	18,776	$380,402
Autohome ADR *	11,146	432,353
Baidu ADR *	9,364	1,616,788
China Communications Services, Cl H	335,003	151,679
China Finance Online ADR *	7,405	33,915
ChinaCache International Holdings ADR *	3,746	38,659
Coolpad Group	984,515	218,434
Kingdee International Software Group	768,149	331,940
Lenovo Group	1,164,203	1,262,973
NetEase ADR	7,318	1,014,494
Qihoo 360 Technology ADR *	33,486	2,076,467
Semiconductor Manufacturing International *	8,282,874	747,909
Shanghai Baosight Software, Cl B	43,391	162,586
Sohu.com *	10,999	529,382
Tencent Holdings	92,025	1,717,686
Travelsky Technology, Cl H	123,655	149,459
Vimicro International ADR *	7,566	81,561
YY ADR *	11,943	705,951
ZTE, Cl H	287,213	638,720
TOTAL CHINA		12,291,358
HONG KONG— 26.1%
Technology — 26.1%
Alibaba Health Information Technology *	667,329	618,925
ASM Pacific Technology	88,843	804,507
BYD Electronic International	299,481	249,172
China Public Procurement *	3,416,100	71,827
Chinasoft International *	587,776	219,877
Comba Telecom Systems Holdings	369,236	88,590
Digital China Holdings	311,538	308,632
FIH Mobile	887,919	463,872
Hi Sun Technology China *	683,700	138,463
Ju Teng International Holdings	300,744	132,288
PAX Global Technology *	244,700	390,773
Suncorp Technologies *	4,591,200	228,011
TCL Communication Technology Holdings	171,532	133,423
V1 Group	1,246,178	109,310
VTech Holdings	61,082	760,344
TOTAL HONG KONG		4,718,014

Schedule of Investments (Unaudited)	July 31, 2015

Global X NASDAQ China Technology ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
UNITED STATES— 5.8%
Technology — 5.8%
NQ Mobile ADR *	27,611	$98,571
SINA *	22,191	901,177
Weibo ADR *	3,502	49,133
TOTAL UNITED STATES		1,048,881
TOTAL COMMON STOCK
(Cost $17,640,825)		18,058,253

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.005%, 08/03/15, HKD
(Cost $4,805)	37,251	4,805
TOTAL INVESTMENTS — 99.9%
(Cost $17,645,630) ††		$18,063,058

Percentages are based on Net Assets of $18,087,189.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $17,645,630, and the unrealized appreciation and depreciation were $1,882,604 and $(1,465,176), respectively.

ADR — American Depositary Receipt

Cl — Class

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,058,253	$—	$—	$18,058,253
Time Deposit	—	4,805	—	4,805
Total Investments in Securities	$18,058,253	$4,805	$—	$18,063,058

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.7%
INDONESIA— 16.6%
Consumer Goods — 4.1%
Astra International	1,260,831	$619,814
Unilever Indonesia	71,596	211,705
		831,519
Financials — 8.1%
Bank Central Asia	769,256	744,946
Bank Mandiri	585,260	412,094
Bank Rakyat Indonesia Persero	674,460	498,584
		1,655,624
Telecommunications — 3.4%
Telekomunikasi Indonesia ADR	15,834	681,020
Utilities — 1.0%
Perusahaan Gas Negara	667,539	197,387
TOTAL INDONESIA		3,365,550
MALAYSIA— 26.2%
Basic Materials — 1.5%
Petronas Chemicals Group	180,424	302,397
Financials — 10.9%
CIMB Group Holdings	338,205	475,760
Malayan Banking	321,581	773,577
Public Bank	195,129	969,395
		2,218,732
Health Care — 1.3%
IHH Healthcare	175,000	275,003
Industrials — 2.3%
Sime Darby	202,546	461,812
Oil & Gas — 1.4%
Petronas Gas	49,539	286,004
Telecommunications — 5.3%
Axiata Group	275,228	458,414
DiGi.Com	233,900	330,255
Maxis	164,406	286,727
		1,075,396
Utilities — 3.5%
Tenaga Nasional	221,255	705,794
TOTAL MALAYSIA		5,325,138
PHILIPPINES— 4.7%
Consumer Services — 1.9%
SM Investments	19,987	390,257

Schedule of Investments (Unaudited)	July 31, 2015

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.1%
SM Prime Holdings	488,000	$228,875
Telecommunications — 1.7%
Philippine Long Distance Telephone ADR	5,327	342,792
TOTAL PHILIPPINES		961,924
SINGAPORE— 37.1%
Consumer Goods — 1.5%
Wilmar International	131,821	308,286
Consumer Services — 3.1%
Genting Singapore	380,845	244,934
Jardine Cycle & Carriage	6,918	149,402
Singapore Airlines	31,473	247,037
		641,373
Financials — 23.3%
CapitaLand	159,088	374,379
DBS Group Holdings	111,873	1,649,928
Oversea-Chinese Banking	197,736	1,487,030
United Overseas Bank	75,487	1,224,740
		4,736,077
Oil & Gas — 2.4%
Keppel	89,407	490,063
Telecommunications — 6.8%
Singapore Telecommunications	459,334	1,373,000
TOTAL SINGAPORE		7,548,799
THAILAND— 15.1%
Consumer Services — 1.8%
CP ALL	276,063	375,969
Financials — 4.6%
Bangkok Bank	29,801	140,359
Kasikornbank	200	1,010
Kasikornbank	72,918	369,297
Siam Commercial Bank	97,471	420,360
		931,026
Industrials — 2.5%
Airports of Thailand	26,700	222,721
Siam Cement	18,786	282,496
		505,217
Oil & Gas — 3.6%
PTT	53,514	494,980
PTT Exploration & Production	87,080	231,011
		725,991
Telecommunications — 2.6%
Advanced Info Service	75,271	533,913

Schedule of Investments (Unaudited)	July 31, 2015

Global X Southeast Asia ETF

	Face Amount	Value
TOTAL THAILAND		$3,072,116
TOTAL COMMON STOCK
(Cost $24,251,599)		20,273,527

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $6,054)	$6,054	6,054
TOTAL INVESTMENTS — 99.7%
(Cost $24,257,653) ††		$20,279,581

Percentages are based on Net Assets of $20,339,317.

††	At July 31, 2015, the tax basis cost of the Fund's investments was $24,257,653, and the unrealized appreciation and depreciation were $263,701 and $(4,241,773), respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$20,273,527	$—	$—	$20,273,527
Time Deposit	—	6,054	—	6,054
Total Investments in Securities	$20,273,527	$6,054	$—	$20,279,581

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — 94.9%
CHILE— 50.2%
Basic Materials — 4.7%
CAP	2,751	$7,413
Empresas CMPC	41,559	111,149
Sociedad Quimica y Minera de Chile ADR	3,422	46,231
		164,793
Consumer Goods — 1.7%
Cia Cervecerias Unidas ADR	2,766	58,363
Consumer Services — 8.4%
Cencosud	43,200	92,728
Latam Airlines Group ADR *	12,568	77,922
SACI Falabella	17,825	116,436
		287,086
Financials — 12.3%
Banco de Chile ADR	1,518	94,613
Banco de Credito e Inversiones	1,615	71,320
Banco Santander Chile ADR	5,805	117,203
Corpbanca ADR	3,991	60,264
Parque Arauco	19,264	35,595
Sociedad Matriz Banco de Chile, Cl B	172,820	48,543
		427,538
Oil & Gas — 4.1%
Empresas COPEC	14,129	141,872
Technology — 0.9%
Sonda	17,224	31,702
Telecommunications — 1.2%
ENTEL Chile	4,065	42,156
Utilities — 16.9%
AES Gener	94,331	50,652
Aguas Andinas, Cl A	108,742	57,745
Colbun	263,496	70,593
E.CL	19,172	26,115
Empresa Nacional de Electricidad ADR	3,814	156,946
Enersis ADR	14,726	222,510
		584,561
TOTAL CHILE		1,738,071
COLOMBIA— 27.8%
Consumer Goods — 4.5%
Almacenes Exito	10,624	79,197
Grupo Nutresa	9,775	75,674
		154,871
Financials — 11.5%
BanColombia ADR	4,350	167,910

Schedule of Investments (Unaudited)	July 31, 2015

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Financiera Colombiana	5,018	$66,384
Grupo Aval Acciones y Valores ADR	2,238	19,359
Grupo de Inversiones Suramericana	11,267	145,900
		399,553
Industrials — 4.5%
Cementos Argos	18,382	63,497
Grupo Argos	15,296	93,147
		156,644
Oil & Gas — 5.0%
Ecopetrol ADR	11,664	131,687
Pacific Rubiales Energy^	14,632	41,052
		172,739
Utilities — 2.3%
Interconexion Electrica	15,760	39,051
Isagen	38,030	38,998
		78,049
TOTAL COLOMBIA		961,856
PERU— 16.9%
Basic Materials — 6.8%
Cia de Minas Buenaventura ADR	9,740	69,349
Southern Copper	5,988	166,825
		236,174
Financials — 10.1%
BBVA Banco Continental	12,700	16,554
Credicorp	1,056	139,498
Credicorp Ltd.	1,478	194,948
		351,000
TOTAL PERU		587,174
TOTAL COMMON STOCK
(Cost $5,528,040)		3,287,101

PREFERRED STOCK — 4.7%
CHILE— 0.7%
Consumer Goods — 0.7%
Embotelladora Andina	8,830	25,179
COLOMBIA— 4.0%
Financials — 3.0%
Banco Davivienda	4,880	45,225
Grupo Aval Acciones y Valores	134,171	58,227
		103,452
Industrials — 1.0%
Grupo Argos	5,930	34,327

Schedule of Investments (Unaudited)	July 31, 2015

Global X FTSE Andean 40 ETF

	Face Amount	Value
TOTAL COLOMBIA		$137,779
TOTAL PREFERRED STOCK
(Cost $225,536)		162,958

TIME DEPOSIT — 0.5%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $17,184)	$17,184	17,184
TOTAL INVESTMENTS — 100.1%
(Cost $5,770,760) ††		$3,467,243

Percentages are based on Net Assets of $3,463,600.

^	Security traded on the Toronto Stock Exchange
*	Non-income producing security.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $5,770,760, and the unrealized appreciation and depreciation were $51,449 and $(2,354,966), respectively.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,287,101	$—	$—	$3,287,101
Preferred Stock	162,958	—	—	162,958
Time Deposit	—	17,184	—	17,184
Total Investments in Securities	$3,450,059	$17,184	$—	$3,467,243

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 87.6%
COLOMBIA— 87.6%
Basic Materials — 2.0%
Mineros	2,114,563	$1,309,900
Consumer Goods — 8.6%
Almacenes Exito	366,393	2,731,310
Grupo Nutresa	367,678	2,846,407
		5,577,717
Financials — 34.6%
Banco de Bogota	14,617	307,042
BanColombia ADR	292,118	11,275,755
Bolsa de Valores de Colombia	182,999,226	1,031,144
Celsia ESP	1,405,735	2,061,397
Financiera Colombiana	63,763	843,538
Grupo Aval Acciones y Valores	268,911	115,289
Grupo Aval Acciones y Valores ADR (A)	123,609	1,069,218
Grupo de Inversiones Suramericana	431,530	5,588,006
Interbolsa * (B) (C)	1,320,603	462
		22,291,851
Industrials — 16.4%
Cementos Argos	782,520	2,703,067
Cemex Latam Holdings *	591,036	2,614,599
Construcciones El Condor	2,619,053	1,081,609
Constructora Conconcreto	3,164,895	1,307,030
Grupo Argos	478,205	2,912,108
		10,618,413
Oil & Gas — 13.5%
Canacol Energy *	768,678	1,477,148
Ecopetrol ADR	458,294	5,174,139
Pacific Rubiales Energy ^	744,524	2,088,868
		8,740,155
Utilities — 12.5%
Empresa de Energia de Bogota	4,359,896	2,548,219
Interconexion Electrica	1,072,133	2,656,599
Isagen	2,784,138	2,854,977
		8,059,795
TOTAL COMMON STOCK
(Cost $83,814,862)		56,597,831

PREFERRED STOCK — 12.3%
COLOMBIA— 12.3%
Consumer Services — 2.6%
Avianca Holdings*	1,565,476	1,709,406

Schedule of Investments (Unaudited)	July 31, 2015

Global X MSCI Colombia ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Financials — 8.4%
Banco Davivienda	329,240	$3,051,229
Grupo Aval Acciones y Valores	1,431,941	621,428
Grupo de Inversiones Suramericana	136,203	1,744,664
		5,417,321
Industrials — 1.3%
Grupo Argos	142,538	825,107
TOTAL PREFERRED STOCK
(Cost $9,973,332)		7,951,834

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $72,596)	$72,596	72,596

TOTAL INVESTMENTS — 100.0%
(Cost $93,860,790) ††		$64,622,261

Percentages are based on Net Assets of $64,598,589.

*	Non-income producing security.
^	Security traded on the Toronto Stock Exchange.
(A)	This security or a partial position of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $637,819. These securities are collateralized by cash in the amount of $667,485, which is held at Citibank.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2015 was $462 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2015, was $462 and represents 0.0% of net assets.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $93,860,790, and the unrealized appreciation and depreciation were $370,384 and $(29,608,913), respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Basic Materials	$1,309,900	$—	$—	$1,309,900
Consumer Goods	5,577,716	—	—	5,577,716
Financials	22,291,390	—	462	22,291,852
Industrials	10,618,413	—	—	10,618,413
Oil & Gas	8,740,155	—	—	8,740,155
Utilities	8,059,795	—	—	8,059,795
Preferred Stock	7,951,834	—	—	7,951,834
Time Deposit	—	72,596	—	72,596
Total Investments in Securities	$64,549,203	$72,596	$462	$64,622,261

Schedule of Investments (Unaudited)	July 31, 2015

Global X MSCI Colombia ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock

Beginning Balance as of October 31, 2014	$3,471,731
Change in unrealized appreciation/(depreciation)	(179)
Transfers out of Level 3	(3,471,090)
Ending Balance as of July 31, 2015	$462

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 investments.

For the period ended July 31, 2015, the transfer out of Level 3 was due to the lifting of a trading halt in the shares of the affected company. Transfers between levels are recognized at period end.

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held at July 31, 2015 is $(179).

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — 93.0%
BRAZIL— 93.0%
Basic Materials — 9.2%
Cia Siderurgica Nacional ADR	44,605	$55,756
Fibria Celulose ADR	16,494	219,700
Gerdau ADR	32,258	55,807
		331,263
Consumer Goods — 4.6%
Cosan Industria e Comercio	3,813	23,250
Hypermarcas *	11,887	70,564
M Dias Branco	1,316	29,628
Natura Cosmeticos	5,869	43,563
		167,005
Consumer Services — 14.8%
B2W Cia Digital *	3,050	16,013
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	4,531	98,504
Kroton Educacional	48,800	136,619
Localiza Rent a Car	4,772	39,309
Lojas Renner	4,111	130,817
Raia Drogasil	6,380	81,189
Via Varejo	13,690	33,871
		536,322
Financials — 17.3%
BM&F Bovespa	55,056	167,851
BR Malls Participacoes	13,391	49,933
CETIP - Mercados Organizados	6,982	72,537
Grupo BTG Pactual	29,757	223,314
Multiplan Empreendimentos Imobiliarios	2,437	33,120
Porto Seguro	2,986	34,129
Qualicorp	8,200	48,389
		629,273
Industrials — 14.0%
CCR	27,818	124,116
Embraer ADR	3,311	92,211
Klabin	30,614	189,899
WEG	18,340	100,322
		506,548
Telecommunications — 5.4%
Tim Participacoes ADR	14,277	194,310
Utilities — 27.7%
Centrais Eletricas Brasileiras ADR *	33,346	55,688
Cia de Saneamento Basico do Estado de Sao Paulo ADR	20,919	105,850
Cia de Transmissao de Energia Eletrica Paulista	990	12,012
Cia Energetica de Minas Gerais ADR	22,047	60,629

Schedule of Investments (Unaudited)	July 31, 2015

Global X Brazil Mid Cap ETF

	Shares/Face Amount/Number of Warrants	Value
COMMON STOCK — continued
Utilities — continued
Cia Paranaense de Energia ADR	3,275	$33,274
CPFL Energia ADR	15,896	178,512
Equatorial Energia	5,330	54,687
Tractebel Energia	6,567	68,418
Transmissora Alianca de Energia Eletrica	10,140	61,828
Ultrapar Participacoes ADR	18,127	371,603
		1,002,501
TOTAL COMMON STOCK
(Cost $4,677,864)		3,367,222

PREFERRED STOCK — 5.6%
BRAZIL— 5.6%
Basic Materials — 3.6%
Braskem	4,454	16,256
Suzano Papel e Celulose	20,400	99,870
Usinas Siderurgicas de Minas Gerais	11,240	13,048
		129,174
Consumer Services — 2.0%
Lojas Americanas	14,589	73,260
TOTAL PREFERRED STOCK
(Cost $224,453)		202,434

CORPORATE OBLIGATIONS — 1.0%
Hypermarcas
11.300%, 10/15/18 (A) (B)	$59,000	17,582
3.000%, 10/15/18 (A) (B)	59,000	17,582
TOTAL CORPORATE OBLIGATIONS
(Cost $70,852)		35,164

WARRANT — 0.0%
Brazil — 0.0%
Hypermarcas - Strike Price $29.48 Expires 10/15/15 * (A) (B)
(Cost $–)	59	—

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $531)	531	531
TOTAL INVESTMENTS — 99.6%
(Cost $4,973,700) ††		$3,605,351

Percentages are based on Net Assets of $3,621,633.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Brazil Mid Cap ETF

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of July 31, 2015 was $35,164 and represented 0.97% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2015, was $35,164 and represents 0.97% of net assets.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $4,973,700, and the unrealized appreciation and depreciation were $197,322 and $(1,565,671), respectively.

ADR — American Depositary Receipt

Amounts designated as “—“ are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$3,367,222	$—	$—	$3,367,222
Preferred Stock	202,434	—	—	202,434
Corporate Obligations	—	—	35,164	35,164
Time Deposit	—	531	—	531
Warrant	—	—	—	—
Total Investments in Securities	$3,569,656	$531	$35,164	$3,605,351

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2015, there were no transfers between Level 1, Level 2, or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Brazil Consumer ETF

	Shares	Value
COMMON STOCK — 92.8%
BRAZIL— 92.8%
Consumer Goods — 50.4%
AMBEV ADR	49,100	$278,888
Arezzo Industria e Comercio	8,092	50,883
BRF ADR	14,775	308,945
Cia Hering	26,623	92,717
Cosan, Cl A	32,545	152,961
Cosan Industria e Comercio	23,407	142,724
Gafisa ADR *	31,785	46,406
Grendene	13,487	71,087
Hypermarcas *	43,970	261,017
JBS	57,586	258,283
M Dias Branco	8,108	182,542
Marfrig Alimentos *	47,146	74,079
Minerva *	19,065	63,098
Natura Cosmeticos	31,326	232,517
Sao Martinho	9,447	93,189
SLC Agricola	7,906	40,767
Souza Cruz	38,222	271,714
		2,621,817
Consumer Services — 42.4%
B2W Cia Digital *	19,394	101,824
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	10,415	226,422
CVC Brasil Operadora e Agencia de Viagens	13,800	74,476
Estacio Participacoes	53,170	219,772
GAEC Educacao	6,670	30,346
Gol Linhas Aereas Inteligentes ADR *	20,323	33,939
Kroton Educacional	76,648	214,581
Localiza Rent a Car	27,971	230,410
Lojas Renner	8,351	265,739
Multiplus	8,532	103,647
Raia Drogasil	25,142	319,946
Restoque Comercio e Confeccoes de Roupas	58,619	93,309
Smiles	10,841	174,282
Via Varejo	50,844	125,796
		2,214,489
TOTAL COMMON STOCK
(Cost $7,423,780)		4,836,306

PREFERRED STOCK — 5.9%
BRAZIL— 5.9%
Consumer Goods — 0.9%
Alpargatas	20,128	45,847

Schedule of Investments (Unaudited)	July 31, 2015

Global X Brazil Consumer ETF

	Shares/Face Amount/Number of Warrants	Value
PREFERRED STOCK — continued
Consumer Services — 5.0%
Lojas Americanas	52,382	$263,042
TOTAL PREFERRED STOCK
(Cost $333,491)		308,889

CORPORATE OBLIGATIONS — 1.0%
Hypermarcas
11.300%, 10/15/18 (A) (B)	$84,000	25,032
3.000%, 10/15/18 (A) (B)	84,000	25,032

TOTAL CORPORATE OBLIGATIONS
(Cost $100,874)		50,064

WARRANT — 0.0%
Brazil — 0.0%
Hypermarcas - Strike Price $29.48 Expires 10/15/15 * (A) (B)
(Cost $–)	84	—

TOTAL INVESTMENTS — 99.7%
(Cost $7,858,145) ††		$5,195,259

Percentages are based on Net Assets of $5,208,302.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of July 31, 2015 was $50,064 and represented 0.96% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2015, was $50,064 and represents 0.96% of net assets.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $7,858,145, and the unrealized appreciation and depreciation were $441,112 and $(3,103,998) respectively.

ADR — American Depositary Receipt

Cl — Class

Amounts designated as “–“ are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$4,836,306	$—	$—	$4,836,306
Preferred Stock	308,889	—	—	308,889
Corporate Obligations	—	—	50,064	50,064
Warrant	—	—	—	—
Total Investments in Securities	$5,145,195	$—	$50,064	$5,195,259

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Brazil Consumer ETF

For the period ended July 31, 2015, there were no transfers between Level 1, Level 2, or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Brazil Financials ETF

	Shares	Value
COMMON STOCK — 96.3%
BRAZIL— 96.3%
Financials — 96.3%
Aliansce Shopping Centers	3,472	$14,117
Banco Bradesco ADR	12,041	95,606
Banco do Brasil	6,903	44,115
Banco Santander Brasil ADR	21,621	100,970
BB Seguridade Participacoes	4,907	46,391
BM&F Bovespa	14,701	44,819
BR Malls Participacoes	11,018	41,084
BR Properties	6,084	20,314
CETIP - Mercados Organizados	5,168	53,691
Cielo	4,214	53,971
Cyrela Brazil Realty Empreendimentos e Participacoes	10,811	29,410
Even Construtora e Incorporadora	9,654	8,207
Ez Tec Empreendimentos e Participacoes	2,118	8,475
Grupo BTG Pactual	6,030	45,253
Iguatemi Empresa de Shopping Centers	3,006	21,158
Itau Unibanco Holding ADR	10,929	94,859
MRV Engenharia e Participacoes	13,042	29,783
Multiplan Empreendimentos Imobiliarios	3,371	45,813
PDG Realty Empreendimentos e Participacoes *	111,586	8,178
Porto Seguro	4,330	49,491
Qualicorp	7,250	42,783
Sul America	12,473	62,671
TOTAL COMMON STOCK
(Cost $1,411,349)		961,159

PREFERRED STOCK — 3.0%
BRAZIL— 3.0%
Financials — 3.0%
Banco ABC Brasil	2,507	7,577
Banco do Estado do Rio Grande do Sul	7,968	23,078
TOTAL PREFERRED STOCK
(Cost $49,338)		30,655

Schedule of Investments (Unaudited)	July 31, 2015

Global X Brazil Financials ETF

	Number of Rights/Face Amount	Value
RIGHTS — 0.0%
Banco ABC Brasil (A)(B)
(Cost $—)	96	$42

TIME DEPOSIT — 0.5%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $4,549)	$4,549	4,549
TOTAL INVESTMENTS — 99.8%
(Cost $1,465,236) ††		$996,405

Percentages are based on Net Assets of $998,137.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of July 31, 2015 was $42 and represented 0.00% of net assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2015, was $42 and represents 0.00% of net assets.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $1,465,236, and the unrealized appreciation and depreciation were $23,663 and $(492,494), respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$961,159	$—	$—	$961,159
Preferred Stock	30,655	—	—	30,655
Rights	—	42	—	42
Time Deposit	—	4,549	—	4,549
Total Investments in Securities	$991,814	$4,591	$—	$996,405

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA— 83.5%
Basic Materials — 20.0%
Tenaris ADR	135,708	$3,413,056
Consumer Goods — 2.2%
Cresud SACIF y A ADR *	34,399	388,024
Consumer Services — 16.5%
Arcos Dorados Holdings, Cl A	124,625	529,656
MercadoLibre	17,429	2,277,796
		2,807,452
Financials — 15.1%
Banco Macro ADR *	16,965	724,575
BBVA Banco Frances ADR *	44,527	665,233
Grupo Financiero Galicia ADR	40,935	769,169
IRSA Inversiones y Representaciones ADR *	24,004	405,908
		2,564,885
Oil & Gas — 17.9%
Petrobras Argentina ADR	83,688	555,688
Transportadora de Gas del Sur ADR	103,726	427,351
YPF ADR	90,377	2,072,345
		3,055,384
Telecommunications — 6.9%
Grupo Clarin GDR, Cl B	37,631	470,388
Telecom Argentina ADR	43,681	699,333
		1,169,721
Utilities — 4.9%
Empresa Distribuidora Y Comercializadora Norte ADR *	22,253	287,063
Pampa Energia ADR *	35,731	544,898
		831,961
TOTAL ARGENTINA		14,230,483
CANADA— 5.7%
Basic Materials — 3.5%
Pan American Silver	28,761	179,469
Silver Standard Resources *	73,094	420,290
		599,759
Industrials — 1.8%
Finning International	17,887	312,656
Oil & Gas — 0.4%
Pan American Silver	9,418	59,001
TOTAL CANADA		971,416
CHILE— 5.8%
Consumer Goods — 4.2%
Cia Cervecerias Unidas ADR	18,203	384,083

Schedule of Investments (Unaudited)	July 31, 2015

Global X MSCI Argentina ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Goods — continued
Embotelladora Andina ADR, Cl B	19,895	$331,252
		715,335
Consumer Services — 1.6%
Cencosud	131,538	282,345
TOTAL CHILE		997,680
HONG KONG— 0.8%
Consumer Goods — 0.8%
EPI Holdings *	2,086,890	139,982
MEXICO— 2.0%
Consumer Goods — 2.0%
Arca Continental	55,700	336,439
SPAIN— 2.0%
Consumer Goods — 2.0%
Prosegur Cia de Seguridad	63,510	338,215
TOTAL COMMON STOCK
(Cost $20,885,940)		17,014,215

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $4,367)	$4,367	4,367
TOTAL INVESTMENTS — 99.8%
(Cost $20,890,307) ††		$17,018,582

Percentages are based on Net Assets of $17,049,366.

*	Non-income producing security.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $20,890,307, and the unrealized appreciation and depreciation were $1,100,212 and $(4,971,937), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$17,014,215	$—	$—	$17,014,215
Time Deposit	—	4,367	—	4,367
Total Investments in Securities	$17,014,215	$4,367	$—	$17,018,582

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X FTSE Greece 20 ETF

	Shares	Value
COMMON STOCK — 99.1%
GREECE— 76.0%
Basic Materials — 3.7%
Mytilineos Holdings (A) (B)	1,075,329	$5,673,436
Mytilineos Holdings ADR (A) (B)	996,200	5,255,951
		10,929,387
Consumer Goods — 3.9%
JUMBO (A) (B)	1,549,122	9,626,244
JUMBO ADR * (A) (B)	340,000	2,112,760
		11,739,004
Consumer Services — 13.0%
FF Group (A) (B)	368,181	8,144,900
FF Group ADR (A) (B)	286,300	6,333,529
OPAP (A) (B)	1,981,836	12,606,459
OPAP ADR (A) (B)	3,670,900	11,673,462
		38,758,350
Financials — 22.0%
Alpha Bank AE *(A) (B)	53,250,003	13,898,251
Eurobank Ergasias *(A) (B)	116,882,444	14,259,658
National Bank of Greece ADR *	27,489,807	24,878,275
Piraeus Bank * (A) (B)	37,317,851	12,389,527
		65,425,711
Industrials — 8.9%
Ellaktor * (A) (B)	3,365,439	5,414,991
Metka (A) (B)	546,281	4,006,971
Metka ADR (A) (B)	130,000	953,550
Titan Cement (A) (B)	367,098	7,192,551
Titan Cement ADR * (A) (B)	679,800	6,660,001
Viohalco * (A) (B)	289,033	763,047
Viohalco * (A) (B)	731,100	1,930,104
		26,921,215
Oil & Gas — 5.9%
Hellenic Petroleum (A) (B)	1,829,042	7,590,524
Motor Oil Hellas Corinth Refineries (A) (B)	749,335	5,141,188
Motor Oil Hellas Corinth Refineries ADR * (A) (B)	1,388,300	4,763,257
		17,494,969
Real Estate Investment Trusts — 2.1%
Grivalia Properties (A) (B)	1,008,812	6,132,568
Telecommunications — 10.3%
Hellenic Telecommunications Organization (A) (B)	4,404,814	30,565,004
Utilities — 6.2%
Athens Water Supply & Sewage (A) (B)	1,077,699	5,080,273
Public Power * (A) (B)	2,779,885	10,569,123

Schedule of Investments (Unaudited)	July 31, 2015

Global X FTSE Greece 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — continued
Terna Energy * (A) (B)	772,269	$2,033,384
Terna Energy ADR (A) (B)	88,800	467,621
		18,150,401
TOTAL GREECE		226,116,609
UNITED KINGDOM— 23.1%
Consumer Goods — 23.1%
Coca-Cola HBC (A) (B)	3,295,995	68,906,072
TOTAL COMMON STOCK
(Cost $404,541,007)		295,022,681

TIME DEPOSIT — 0.8%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $2,274,913)	$2,274,913	2,274,913
TOTAL INVESTMENTS — 99.9%
(Cost $406,815,920) ††		$297,297,594

Percentages are based on Net Assets of $297,557,574.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2015, was $270,144,406 and represents 90.79% of net assets.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2015 was $270,144,406 and represented 90.79% of Net Assets.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $406,815,920, and the unrealized appreciation and depreciation were $4,147,511 and $(113,665,837), respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Greece	$24,878,275	$201,238,334	$—	$226,116,609
United Kingdom	—	68,906,072	—	68,906,072
Time Deposit	—	2,274,913	—	2,274,913
Total Investments in Securities	$24,878,275	$272,419,319	$—	$297,297,594

For the period ended July 31, 2015, the transfers into Level 2 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.8%
BERMUDA— 0.5%
Industrials — 0.5%
Avance Gas Holding	22,300	$374,463
NORWAY— 99.3%
Basic Materials — 10.4%
Borregaard	92,700	590,148
Norsk Hydro	908,915	3,406,957
Yara International	101,287	5,066,312
		9,063,417
Consumer Goods — 12.5%
Austevoll Seafood	118,400	616,117
Bakkafrost P	33,175	1,012,123
Kongsberg Automotive Holding *	426,393	269,090
Leroy Seafood Group	24,980	863,515
Marine Harvest	244,031	3,029,054
Orkla	539,358	4,326,091
Salmar	45,940	729,040
		10,845,030
Consumer Services — 6.7%
Norwegian Air Shuttle * (A)	24,811	1,075,601
Schibsted, Cl A	65,490	2,294,488
Schibsted, Cl B *	65,490	2,151,083
XXL (A)	30,500	338,624
		5,859,796
Financials — 21.4%
Aker, Cl A	27,520	575,530
DnB	645,798	10,582,099
Entra	49,400	451,226
Gjensidige Forsikring	181,443	2,926,266
Norwegian Property (A)	278,968	324,994
Protector Forsikring	32,609	250,720
Selvaag Bolig	59,587	190,588
Sparebank 1 Nord Norge	89,422	446,623
SpareBank 1 SMN	117,400	913,481
Storebrand *	438,188	1,775,640
		18,437,167
Industrials — 4.2%
BW LPG	70,660	581,963
Golden Ocean Group *	114,043	446,135
Hexagon Composites (A)	85,200	253,645
Hoegh LNG Holdings	47,750	766,575
Ocean Yield	48,109	395,047
Stolt-Nielsen	34,650	562,663

Schedule of Investments (Unaudited)	July 31, 2015

Global X MSCI Norway ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Thin Film Electronics *	372,149	$191,366
Wilh Wilhelmsen, Cl B	68,927	405,311
		3,602,705
Oil & Gas — 28.3%
Aker Solutions (A)	157,486	214,080
Aker Solutions	147,486	590,390
BW Offshore	473,200	285,241
Det Norske Oljeselskap *	107,205	660,729
DNO International * (A)	613,584	573,288
Fred Olsen Energy	36,620	171,278
Petroleum Geo-Services (A)	189,690	869,944
ProSafe	226,270	662,483
REC Solar *	33,720	441,782
Renewable Energy *	2,044,094	368,894
Scatec Solar (A)	13,500	79,716
Seadrill	311,190	2,827,138
Statoil	758,817	12,900,781
Subsea 7	226,024	1,989,459
TGS Nopec Geophysical (A)	91,420	1,937,748
		24,572,951
Technology — 3.3%
Atea	77,092	670,975
Nordic Semiconductor *	161,444	1,035,732
Opera Software (A)	135,500	1,083,487
		2,790,194
Telecommunications — 12.5%
Telenor	493,336	10,875,562
TOTAL NORWAY		86,046,822
TOTAL COMMON STOCK
(Cost $117,616,413)		86,421,285

REPURCHASE AGREEMENT — 4.0%
Deutsche Bank
0.140%, dated 07/31/15, to be repurchased on 08/03/2015 repurchase price $3,480,074 (collateralized by U.S. Treasury Notes, par value $3,544,901, 0.625%, 12/31/16 with a total market value of $3,551,475) (B)
(Cost $3,480,033)	$3,480,033	3,480,033
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $128,026)	128,026	128,026

TOTAL INVESTMENTS — 103.9%
(Cost $121,224,472)††		$90,029,344

Percentages are based on Net Assets of $86,689,277.

Schedule of Investments (Unaudited)	July 31, 2015

Global X MSCI Norway ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $3,288,589.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2015 was $3,480,033.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $121,224,472, and the unrealized appreciation and depreciation were $1,477,675 and $(32,672,803) respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$86,421,285	$—	$—	$86,421,285
Repurchase Agreement	—	3,480,033	—	3,480,033
Time Deposit	—	128,026	—	128,026
Total Investments in Securities	$86,421,285	$3,608,059	$—	$90,029,344

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 99.1%
DENMARK— 27.3%
Consumer Goods — 1.5%
Carlsberg, Cl B	9,981	$874,911
Financials — 3.8%
Danske Bank	68,933	2,165,910
Health Care — 20.1%
Coloplast, Cl B	9,385	680,923
Novo Nordisk ADR	162,722	9,594,089
Novozymes, Cl B	21,090	1,107,658
		11,382,670
Industrials — 1.9%
A P Moller - Maersk, Cl B	620	1,062,167
TOTAL DENMARK		15,485,658
FINLAND— 12.3%
Financials — 3.9%
Sampo, Cl A	44,911	2,232,897
Industrials — 2.7%
Kone, Cl B	36,084	1,521,341
Technology — 4.4%
Nokia ADR	357,566	2,520,840
Utilities — 1.3%
Fortum	41,849	739,790
TOTAL FINLAND		7,014,868
NORWAY— 10.3%
Basic Materials — 2.3%
Norsk Hydro	124,420	466,373
Yara International	16,567	828,671
		1,295,044
Financials — 2.9%
DnB	101,826	1,668,529
Oil & Gas — 2.5%
Statoil ADR (A)	83,517	1,412,272
Telecommunications — 2.6%
Telenor	65,946	1,453,776
TOTAL NORWAY		5,829,621
SWEDEN— 49.2%
Consumer Goods — 2.8%
Svenska Cellulosa, Cl B	55,123	1,578,726
Consumer Services — 5.9%
Hennes & Mauritz, Cl B	83,455	3,339,991

Schedule of Investments (Unaudited)	July 31, 2015

Global X FTSE Nordic Region ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Financials — 19.6%
Investor, Cl B	43,071	$1,672,031
Nordea Bank	279,285	3,501,077
Skandinaviska Enskilda Banken, Cl A	138,375	1,678,173
Svenska Handelsbanken, Cl A	126,061	1,940,440
Swedbank, Cl A	99,635	2,349,301
		11,141,022
Industrials — 13.3%
Assa Abloy, Cl B	89,397	1,825,386
Atlas Copco, Cl A	58,923	1,620,221
Hexagon, Cl B	24,170	786,087
Sandvik	93,751	953,319
SKF, Cl B	39,179	771,208
Volvo, Cl B	133,343	1,587,602
		7,543,823
Technology — 4.9%
Ericsson ADR	261,717	2,808,223
Telecommunications — 2.7%
TeliaSonera	246,831	1,509,701
TOTAL SWEDEN		27,921,486
TOTAL COMMON STOCK
(Cost $51,525,021)		56,251,633

REPURCHASE AGREEMENT — 1.6%
Deutsche Bank
0.140%, dated 07/31/15, to be repurchased on 08/03/2015 repurchase price $901,811 (collateralized by U.S. Treasury Notes, par value $918,610, 0.625%,,12/31/16 with a total market value of $920,313) (B)
(Cost $901,800)	$901,800	901,800

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $7,725)	7,725	7,725

TOTAL INVESTMENTS — 100.7%
(Cost $52,434,546)††		$57,161,158

Percentages are based on Net Assets of $56,749,885.

(A)	This security or a partial position of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $865,227.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2015 was $901,800.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $52,434,546, and the unrealized appreciation and depreciation were $8,054,676 and $(3,328,064), respectively.

Schedule of Investments (Unaudited)	July 31, 2015

Global X FTSE Nordic Region ETF

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$56,251,633	$—	$—	$56,251,633
Repurchase Agreement	—	901,800	—	901,800
Time Deposit	—	7,725	—	7,725
Total Investments in Securities	$56,251,633	$909,525	$—	$57,161,158

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Central Asia & Mongolia Index ETF

	Shares	Value
COMMON STOCK — 103.0%
CANADA— 15.3%
Basic Materials — 15.3%
Centerra Gold	21,252	$106,836
Dundee Precious Metals *	46,813	73,407
SouthGobi Resources *	38,750	19,144
Turquoise Hill Resources *	48,095	163,042
TOTAL CANADA		362,429
CHINA— 7.1%
Oil & Gas — 7.1%
MIE Holdings	706,600	104,819
SPT Energy Group	500,600	62,637
TOTAL CHINA		167,456
KAZAKHSTAN— 27.5%
Financials — 8.8%
Halyk Savings Bank of Kazakhstan JSC GDR	25,559	208,050
Oil & Gas — 12.2%
KazMunaiGas Exploration Production JSC GDR	19,783	174,288
Nostrum Oil & Gas	14,344	115,948
		290,236
Telecommunications — 6.5%
KCell JSC GDR	22,142	152,780
TOTAL KAZAKHSTAN		651,066
MONGOLIA— 3.5%
Basic Materials — 3.5%
Mongolian Mining *	2,584,950	82,027
NETHERLANDS— 5.5%
Telecommunications — 5.5%
VimpelCom ADR	22,796	131,761
SWEDEN— 5.0%
Telecommunications — 5.0%
TeliaSonera	19,356	118,388
UNITED ARAB EMIRATES— 11.3%
Oil & Gas — 11.3%
Dragon Oil	23,468	268,438
UNITED KINGDOM— 27.8%
Basic Materials — 16.2%
Central Asia Metals	45,626	105,019
China Nonferrous Gold *	213,815	68,400
KAZ Minerals	38,592	97,501

Schedule of Investments (Unaudited)	July 31, 2015

Global X Central Asia & Mongolia Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Polymetal International	15,820	$111,833
		382,753
Consumer Services — 4.9%
ITE Group	40,342	116,150
Financials — 6.3%
Bank of Georgia Holdings	4,813	149,913
Oil & Gas — 0.4%
Roxi Petroleum *	60,000	10,018
TOTAL UNITED KINGDOM		658,834
TOTAL COMMON STOCK
(Cost $2,935,040)		2,440,399

TIME DEPOSIT — 0.4%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $9,571)	$9,571	9,571
TOTAL INVESTMENTS — 103.4%
(Cost $2,944,611)††		$2,449,970

Percentages are based on Net Assets of $2,370,114.

*	Non-income producing security.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $2,944,611, and the unrealized appreciation and depreciation were $133,494 and $(628,135), respectively.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,440,399	$—	$—	$2,440,399
Time Deposit	—	9,571	—	9,571
Total Investments in Securities	$2,440,399	$9,571	$—	$2,449,970

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X MSCI Nigeria ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.2%
NIGERIA— 99.2%
Consumer Goods — 30.5%
Flour Mills of Nigeria	3,754,989	$546,660
Guinness Nigeria	1,759,951	1,105,270
Nestle Nigeria	531,715	2,268,864
Nigerian Breweries	6,995,639	4,249,359
		8,170,153
Financials — 48.0%
Access Bank	29,173,700	698,587
Diamond Bank	31,972,900	609,925
Ecobank Transnational	13,599,717	1,299,210
FBN Holdings	31,629,251	1,095,592
First City Monument Bank	33,909,216	466,422
Guaranty Trust Bank	25,505,800	2,943,666
Stanbic IBTC Holdings	9,326,350	1,012,227
Transnational Corp of Nigeria	68,646,100	709,895
UAC of Nigeria	4,805,280	916,670
United Bank for Africa	42,629,062	900,946
Zenith Bank	27,085,300	2,183,684
		12,836,824
Industrials — 10.9%
Dangote Cement	1,555,500	1,335,294
Lafarge Africa	3,045,533	1,576,124
		2,911,418
Oil & Gas — 9.8%
Forte Oil	1,219,194	1,150,644
Oando	10,428,050	654,371
SEPLAT Petroleum Development	546,167	822,541
		2,627,556
TOTAL COMMON STOCK
(Cost $34,872,913)		26,545,951

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.000%, 08/03/15
(Cost $42,185)	$42,185	42,185
TOTAL INVESTMENTS — 99.4%
(Cost $34,915,098)††		$26,588,136

Percentages are based on Net Assets of $26,741,244.

††	At July 31, 2015, the tax basis cost of the Fund's investments was $34,915,098, and the unrealized appreciation and depreciation were $223,519 and $(8,550,481) respectively.

Schedule of Investments (Unaudited)	July 31, 2015

Global X MSCI Nigeria ETF

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$26,545,951	$—	$—	$26,545,951
Time Deposit	—	42,185	—	42,185
Total Investments in Securities	$26,545,951	$42,185	$—	$26,588,136

For the period ended July 31, 2015, the transfers out of Level 2 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA— 2.8%
Consumer Services — 1.5%
MercadoLibre	14,191	$1,854,622
Oil & Gas — 1.3%
YPF ADR	74,279	1,703,217
TOTAL ARGENTINA		3,557,839
AUSTRALIA— 1.1%
Oil & Gas — 1.1%
Oil Search	259,927	1,425,853
BANGLADESH— 1.1%
Consumer Services — 0.3%
Square Pharmaceuticals	117,426	411,727
Telecommunications — 0.8%
GrameenPhone	244,900	1,040,687
TOTAL BANGLADESH		1,452,414
CANADA— 1.8%
Basic Materials — 1.8%
Endeavour Mining *	337,033	132,124
First Quantum Minerals	94,340	757,795
Turquoise Hill Resources *	234,588	802,426
Yamana Gold	320,400	627,984
TOTAL CANADA		2,320,329
CHILE— 4.2%
Basic Materials — 0.2%
Empresas CMPC	97,600	261,029
Consumer Services — 1.3%
Cencosud	73,200	157,123
Latam Airlines Group *	87,780	554,241
SACI Falabella	148,880	972,514
		1,683,878
Financials — 0.4%
Banco de Chile	2,118,527	227,622
Banco Santander Chile	4,791,400	242,211
		469,833
Oil & Gas — 0.2%
Empresas COPEC	20,740	208,253
Utilities — 2.1%
AES Gener	236,300	126,885
Empresa Nacional de Electricidad	970,349	1,328,079

Schedule of Investments (Unaudited)	July 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Enersis	4,402,953	$1,330,858
		2,785,822
TOTAL CHILE		5,408,815
CHINA— 0.3%
Oil & Gas — 0.3%
SPT Energy Group	2,680,300	335,370
COLOMBIA— 0.6%
Consumer Goods — 0.1%
Almacenes Exito	13,420	100,041
Financials — 0.1%
Grupo de Inversiones Suramericana	11,391	147,505
Industrials — 0.1%
Cementos Argos	44,246	152,839
Oil & Gas — 0.3%
Ecopetrol	642,848	362,225
TOTAL COLOMBIA		762,610
CZECH REPUBLIC— 1.3%
Financials — 0.2%
Komercni Banka	1,342	301,935
Utilities — 1.1%
CEZ	57,111	1,390,942
TOTAL CZECH REPUBLIC		1,692,877
EGYPT— 0.6%
Financials — 0.3%
Commercial International Bank Egypt SAE	60,100	432,978
Telecommunications — 0.3%
Global Telecom Holding SAE *	310,003	102,146
Telecom Egypt	188,400	192,249
		294,395
TOTAL EGYPT		727,373
FRANCE— 0.2%
Oil & Gas — 0.2%
Etablissements Maurel et Prom	33,241	214,519
GREECE— 0.1%
Industrials — 0.1%
Metka (A)(B)	8,482	62,216
HONG KONG— 0.9%
Consumer Goods — 0.5%
CP Pokphand *	4,098,200	570,935

Schedule of Investments (Unaudited)	July 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 0.4%
NagaCorp	675,783	$551,798
TOTAL HONG KONG		1,122,733
HUNGARY— 1.0%
Consumer Services — 0.2%
Richter Gedeon Nyrt	17,196	277,638
Financials — 0.6%
OTP Bank	39,430	813,471
Oil & Gas — 0.2%
MOL Hungarian Oil & Gas	3,294	174,596
TOTAL HUNGARY		1,265,705
INDONESIA— 8.4%
Basic Materials — 0.9%
Indocement Tunggal Prakarsa	183,700	271,935
Semen Indonesia Persero	1,255,785	937,603
		1,209,538
Consumer Goods — 1.9%
Astra International	2,566,597	1,261,716
Gudang Garam	93,914	343,651
Indofood CBP Sukses Makmur TBK	244,300	222,132
Indofood Sukses Makmur	489,500	220,732
Unilever Indonesia	113,869	336,704
		2,384,935
Consumer Services — 0.3%
Kalbe Farma	2,623,200	338,384
Financials — 3.0%
Bank Central Asia	1,608,068	1,557,250
Bank Mandiri	2,129,118	1,499,157
Bank Rakyat Indonesia Persero	1,155,100	853,890
		3,910,297
Industrials — 0.2%
United Tractors	146,400	218,612
Telecommunications — 1.3%
Telekomunikasi Indonesia Persero	7,921,905	1,721,708
Utilities — 0.8%
Perusahaan Gas Negara	3,345,339	989,196
TOTAL INDONESIA		10,772,670
JAPAN— 0.7%
Industrials — 0.5%
Namura Shipbuilding	81,600	709,995
Oil & Gas — 0.2%
Inpex	23,100	251,798

Schedule of Investments (Unaudited)	July 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL JAPAN		$961,793
KENYA— 0.2%
Telecommunications — 0.2%
Safaricom	2,210,900	311,212
KUWAIT— 0.9%
Financials — 0.9%
Kuwait Finance House	383,195	797,400
National Bank of Kuwait SAK	144,419	405,470
TOTAL KUWAIT		1,202,870
MALAYSIA— 10.5%
Basic Materials — 0.2%
Petronas Chemicals Group	140,190	234,963
Consumer Goods — 0.5%
British American Tobacco Malaysia	10,975	193,702
IOI	182,500	202,327
Kuala Lumpur Kepong	31,100	178,899
		574,928
Consumer Services — 0.4%
Genting	97,600	207,730
Genting Malaysia	231,800	258,802
		466,532
Energy — 0.6%
Sapurakencana Petroleum	1,181,667	756,984
Financials — 2.4%
CIMB Group Holdings	348,170	489,778
Malayan Banking	507,126	1,219,913
Public Bank	275,400	1,368,179
		3,077,870
Health Care — 0.3%
IHH Healthcare	236,152	371,100
Industrials — 1.1%
MISC	146,400	298,580
Sime Darby	526,999	1,201,577
		1,500,157
Oil & Gas — 0.2%
Petronas Dagangan	24,400	134,489
Petronas Gas	32,549	187,915
		322,404
Telecommunications — 3.3%
Axiata Group	712,967	1,187,502

Schedule of Investments (Unaudited)	July 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — continued
DiGi.Com	1,037,602	$1,465,041
Maxis	723,496	1,261,791
Telekom Malaysia	206,785	354,149
		4,268,483
Utilities — 1.5%
Tenaga Nasional	538,273	1,717,069
YTL	464,600	191,938
		1,909,007
TOTAL MALAYSIA		13,482,428
MEXICO— 10.1%
Basic Materials — 2.6%
Fresnillo	90,461	913,334
Grupo Mexico, Cl B	473,568	1,300,901
Industrias Penoles	10,944	167,729
Mexichem	347,217	1,022,948
		3,404,912
Consumer Goods — 2.2%
Arca Continental	50,338	304,051
Coca-Cola Femsa	24,400	185,502
Gruma, Cl B	28,200	371,048
Grupo Bimbo, Ser A *	97,600	263,053
Grupo Lala, Cl B	93,481	216,942
Wal-Mart de Mexico	603,580	1,471,558
		2,812,154
Consumer Services — 0.2%
Grupo Elektra	9,394	204,345
Financials — 1.1%
Grupo Financiero Banorte, Cl O	125,984	669,356
Grupo Financiero Inbursa, Cl O	317,200	722,664
		1,392,020
Industrials — 2.0%
Alfa, Cl A	573,570	1,145,994
Cemex, Cl Preference *	630,894	541,070
Grupo Aeroportuario del Sureste, Cl B	14,300	215,004
Promotora y Operadora de Infraestructura *	58,013	669,244
		2,571,312
Telecommunications — 1.7%
America Movil	1,417,567	1,386,510
Grupo Televisa	113,321	793,905
		2,180,415
Utilities — 0.3%
Infraestructura Energetica Nova *	80,940	396,086

Schedule of Investments (Unaudited)	July 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL MEXICO		$12,961,244
NIGERIA— 0.2%
Consumer Goods — 0.1%
Nigerian Breweries	218,200	132,541
Financials — 0.1%
Guaranty Trust Bank	1,546,100	178,438
TOTAL NIGERIA		310,979
OMAN— 0.5%
Financials — 0.1%
BankMuscat SAOG	72,010	103,620
Telecommunications — 0.4%
Oman Telecommunications SAOG	109,410	500,160
TOTAL OMAN		603,780
PAKISTAN— 1.0%
Basic Materials — 0.5%
Fauji Fertilizer	136,600	197,072
Lucky Cement *	92,800	506,641
		703,713
Oil & Gas — 0.5%
Oil & Gas Development	104,200	166,822
Pakistan Petroleum	304,100	461,670
		628,492
TOTAL PAKISTAN		1,332,205
PANAMA— 1.0%
Consumer Services — 1.0%
Copa Holdings, Cl A	17,230	1,301,382
PERU— 0.6%
Financials — 0.6%
Credicorp Ltd.	5,756	759,216
PHILIPPINES— 5.0%
Consumer Goods — 0.6%
JG Summit Holdings	208,149	329,962
Universal Robina	104,717	438,010
		767,972
Consumer Services — 1.3%
Jollibee Foods	46,500	193,178
SM Investments	73,934	1,443,600
		1,636,778
Financials — 0.6%
Ayala	21,960	374,523

Schedule of Investments (Unaudited)	July 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SM Prime Holdings	859,297	$403,016
		777,539
Industrials — 0.5%
Alliance Global Group	499,400	246,779
DMCI Holdings	690,530	179,672
International Container Terminal Services	97,600	234,530
		660,981
Real Estate — 0.3%
Ayala Land	439,500	359,403
Technology — 1.1%
Philippine Long Distance Telephone	23,254	1,467,389
Telecommunications — 0.2%
Globe Telecom	3,500	197,442
Utilities — 0.4%
Aboitiz Power	287,958	275,145
Manila Electric	43,920	287,134
		562,279
TOTAL PHILIPPINES		6,429,783
POLAND— 5.3%
Basic Materials — 0.8%
KGHM Polska Miedz	38,466	973,110
Consumer Goods — 0.1%
LPP *	88	180,441
Financials — 1.5%
Bank Pekao	12,924	547,728
Bank Zachodni	2,586	207,314
Powszechna Kasa Oszczednosci Bank Polski	62,391	485,471
Powszechny Zaklad Ubezpieczen	5,831	670,093
		1,910,606
Oil & Gas — 1.8%
Polski Koncern Naftowy Orlen S.A.	102,186	2,071,884
Polskie Gornictwo Naftowe i Gazownictwo	166,200	278,383
		2,350,267
Telecommunications — 0.2%
Orange Polska	112,200	242,909
Utilities — 0.9%
PGE	242,950	1,146,415
TOTAL POLAND		6,803,748
QATAR— 1.8%
Financials — 0.6%
Qatar National Bank	16,450	824,476

Schedule of Investments (Unaudited)	July 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.0%
Industries Qatar QSC	33,106	$1,230,139
Telecommunications — 0.2%
Ooredoo QSC	14,000	309,894
TOTAL QATAR		2,364,509
RUSSIA— 0.1%
Oil & Gas — 0.1%
Bashneft OAO *	5,800	180,583
SINGAPORE— 0.8%
Consumer Goods — 0.8%
Thai Beverage	1,822,107	1,005,401
SOUTH AFRICA— 11.2%
Basic Materials — 1.5%
Anglo American Platinum *	17,690	369,265
AngloGold Ashanti	49,530	298,978
Gold Fields ADR	331,900	916,044
Impala Platinum Holdings	62,120	224,069
Kumba Iron Ore	20,096	172,959
		1,981,315
Consumer Goods — 0.7%
Mr Price Group	19,600	391,782
Tiger Brands	25,903	584,865
		976,647
Consumer Services — 5.2%
Aspen Pharmacare Holdings	29,081	855,166
Mediclinic International	98,256	877,350
Naspers, Cl N	15,056	2,112,160
Shoprite Holdings	44,054	587,294
Steinhoff International Holdings	206,611	1,253,880
Woolworths Holdings	109,218	859,669
		6,545,519
Financials — 1.4%
FirstRand	229,380	995,186
Standard Bank Group	63,765	769,607
		1,764,793
Health Care — 0.3%
Netcare	129,500	414,560
Industrials — 0.6%
Bidvest Group	29,860	728,691
Technology — 0.4%
Sasol	15,773	548,561

Schedule of Investments (Unaudited)	July 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.1%
MTN Group	39,663	$663,303
Vodacom Group	70,910	823,696
		1,486,999
TOTAL SOUTH AFRICA		14,447,085
SOUTH KOREA— 0.5%
Consumer Goods — 0.5%
Youngone	12,800	637,730
THAILAND— 9.3%
Basic Materials — 0.4%
PTT Global Chemical	331,431	580,674
Consumer Goods — 0.5%
Charoen Pokphand Foods	1,017,157	603,166
Consumer Services — 1.0%
Bangkok Dusit Medical Services, Cl F	660,000	376,394
CP ALL	661,622	901,060
		1,277,454
Financials — 0.5%
Siam Commercial Bank	160,160	690,717
Health Care — 0.2%
Bumrungrad Hospital	37,700	218,209
Industrials — 2.8%
Airports of Thailand	120,494	1,005,114
CH Karnchang	1,271,200	937,756
Siam Cement	79,140	1,190,075
Siam Cement NVDR	32,360	482,944
		3,615,889
Oil & Gas — 1.7%
PTT Exploration & Production	284,360	754,367
PTT Ltd.	150,991	1,396,597
		2,150,964
Telecommunications — 2.2%
Advanced Info Service	190,754	1,353,057
Intouch Holdings NVDR	284,830	660,657
Intouch Holdings, Cl F	28,200	65,409
Total Access Communication	210,721	420,007
Total Access Communication NVDR	21,000	41,857
True *	1,111,600	340,624
		2,881,611
TOTAL THAILAND		12,018,684
TURKEY— 8.7%
Basic Materials — 1.5%
Eregli Demir ve Celik Fabrikalari	1,294,473	1,949,183

Schedule of Investments (Unaudited)	July 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii	18,300	$144,071
Coca-Cola Icecek	10,980	158,180
Ford Otomotiv Sanayi	15,860	189,445
		491,696
Consumer Services — 1.8%
BIM Birlesik Magazalar	70,869	1,205,648
Turk Hava Yollari *	349,075	1,140,966
		2,346,614
Financials — 1.3%
Akbank	187,600	503,852
Turkiye Garanti Bankasi	188,525	559,563
Turkiye Is Bankasi, Cl C	289,044	564,968
		1,628,383
Industrials — 1.2%
Enka Insaat ve Sanayi	132,415	240,607
KOC Holding	303,636	1,351,838
		1,592,445
Oil & Gas — 1.4%
Tupras Turkiye Petrol Rafinerileri	68,203	1,777,470
Telecommunications — 1.1%
Turk Telekomunikasyon	92,736	230,942
Turkcell Iletisim Hizmetleri	257,940	1,185,738
		1,416,680
TOTAL TURKEY		11,202,471
UKRAINE— 0.5%
Consumer Goods — 0.5%
Kernel Holding	50,931	593,907
UNITED ARAB EMIRATES— 3.4%
Financials — 1.1%
First Gulf Bank PJSC	253,061	1,067,972
National Bank of Abu Dhabi PJSC	142,074	413,905
		1,481,877
Industrials — 0.7%
DP World	38,545	876,899
Real Estate — 1.6%
Emaar Properties PJSC	930,771	2,002,039
TOTAL UNITED ARAB EMIRATES		4,360,815
UNITED KINGDOM— 1.9%
Financials — 0.4%
Bank of Georgia Holdings	17,194	535,552

Schedule of Investments (Unaudited)	July 31, 2015

Global X Next Emerging & Frontier ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Oil & Gas — 0.9%
Premier Oil	190,973	$399,040
Tullow Oil	180,100	691,092
		1,090,132
Telecommunications — 0.6%
Cable & Wireless Communications	813,362	812,956
TOTAL UNITED KINGDOM		2,438,640
UNITED STATES— 0.5%
Energy — 0.1%
Pacific Drilling *	55,600	124,544
Oil & Gas — 0.4%
Kosmos Energy *	75,400	542,880
TOTAL UNITED STATES		667,424
VIETNAM— 0.6%
Energy — 0.3%
PetroVietnam Technical Service	371,400	439,184
Financials — 0.1%
Bank for Foreign Trade of Vietnam JSC	66,300	151,635
Utilities — 0.2%
PetroVietnam Gas JSC	77,670	210,034
TOTAL VIETNAM		800,853
TOTAL COMMON STOCK
(Cost $148,927,457)		128,300,065

PREFERRED STOCK — 0.2%
CHILE— 0.1%
Basic Materials — 0.1%
Sociedad Quimica y Minera de Chile	7,860	107,514
COLOMBIA— 0.1%
Financials — 0.1%
Banco Davivienda	14,900	138,085
TOTAL PREFERRED STOCK
(Cost $451,723)		245,599

CORPORATE OBLIGATION — 0.0%
Bank Muscat 3.500%, 03/19/18
(Cost $–)	$22,009	5,602

CONVERTIBLE BOND — 0.0%
BankMuscat SAOG 4.500%, 03/20/17
(Cost $–)	2,702	709

Schedule of Investments (Unaudited)	July 31, 2015

Global X Next Emerging & Frontier ETF

	Face Amount(1)	Value
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 4.900%, 08/03/15, ZAR
(Cost $172)	2,165	$172
TOTAL INVESTMENTS — 99.9%
(Cost $149,379,352) ††		$128,552,147

Percentages are based on Net Assets of $128,642,624.

* (1)	Non-income producing security. In U.S. Dollars unless otherwise specified.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2015, was $62,216 and represents 0.05% of net assets.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2015 was $62,216 and represented 0.05% of Net Assets.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $149,379,352, and the unrealized appreciation and depreciation were $5,345,393 and $(26,172,598), respectively.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

NVDR — Non-voting Depositary Receipt

Ser — Series

ZAR — South African Rand

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Greece	$—	$62,216	$—	$62,216
Other Countries (1)	128,237,849	—	—	128,237,849
Preferred Stock	245,599	—	—	245,599
Corporate Obligation	—	5,602	—	5,602
Convertible Bond	—	709	—	709
Time Deposit	—	172	—	172
Total Investments in Securities	$128,483,448	$68,699	$—	$128,552,147

(1)See the Schedule of Investments for a breakdown by country of Level 1 Common Stock.

For the period ended July 31, 2015, the transfers in and out of Level 2 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For the period ended July 31, 2015, the transfer out of Level 3 was due to the lifting of a trading halt in the shares of the affected company. Transfers between levels are recognized at period end.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X FTSE Portugal 20 ETF

	Shares	Value
COMMON STOCK — 99.6%
PORTUGAL— 99.6%
Basic Materials — 13.0%
Altri	287,028	$1,227,583
Cimpor Cimentos de Portugal *	153,299	167,848
Portucel	518,903	1,992,253
Semapa-Sociedade de Investimento e Gestao	143,503	1,952,535
Sonae Industria *	12,890,021	101,115
		5,441,334
Consumer Goods — 5.2%
Sonae	1,566,013	2,185,255
Consumer Services — 10.9%
Jeronimo Martins	149,337	2,232,383
NOS SGPS	274,605	2,341,014
		4,573,397
Financials — 16.0%
Banco BPI, Cl G *	1,373,748	1,564,837
Banco Comercial Portugues, Cl R *	55,288,808	4,276,010
Banco Espirito Santo * (A)(B)	2,085,614	—
BANIF - Banco Internacional do Funchal *	125,357,546	844,858
		6,685,705
Industrials — 6.9%
CTT-Correios de Portugal	193,700	2,011,689
Mota-Engil	267,532	718,562
Sonae Capital *	344,069	152,058
		2,882,309
Oil & Gas — 15.6%
Galp Energia	558,781	6,513,247
Telecommunication Services — 2.7%
Pharol SGPS *	2,167,035	814,045
Sonaecom	131,245	332,064
		1,146,109
Utilities — 29.3%
EDP Renovaveis	282,745	2,083,335
Energias de Portugal	2,289,718	8,520,351
REN - Redes Energeticas Nacionais	557,741	1,681,665
		12,285,351
TOTAL COMMON STOCK
(Cost $51,535,250)		41,712,707

Schedule of Investments (Unaudited)	July 31, 2015

Global X FTSE Portugal 20 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 11.9%
U.S Treasury Bills
0.020%, 08/06/15
(Cost $4,999,986)	$5,000,000	$4,999,985

TOTAL INVESTMENTS — 111.5%
(Cost $56,535,236) ††		$46,712,692

Percentages are based on Net Assets of $41,884,083.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of July 31, 2015 was $0 and represented 0.00% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2015, was $0 and represents 0.00% of net assets.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $56,535,236, and the unrealized appreciation and depreciation were $1,280,435 and $(11,102,979) respectively.

Cl — Class

Amounts designated as “—“ are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$41,712,707	$—	$—	$41,712,707
U.S. Treasury Obligations	—	4,999,985	—	4,999,985
Total Investments in Securities	$41,712,707	$4,999,985	$—	$46,712,692

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or financial statements.

Schedule of Investments (Unaudited)	July 31, 2015

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 100.5%
PAKISTAN— 100.5%
Basic Materials — 26.5%
DG Khan Cement	47,500	$71,048
Engro	85,500	271,659
Fatima Fertilizer	182,500	86,072
Fauji Cement	364,800	126,385
Fauji Fertilizer	238,100	343,506
Fauji Fertilizer Bin Qasim	42,400	24,384
Lucky Cement *	66,200	361,419
Maple Leaf Cement Factory	71,600	50,871
Millat Tractors	13,700	90,049
Pak Elektron *	49,800	42,233
		1,467,626
Consumer Discretionary — 2.7%
Indus Motor	9,800	119,881
PAK Suzuki Motor	7,400	30,596
		150,477
Consumer Services — 1.5%
Nishat Mills	71,900	80,876
Financials — 38.8%
Askari Bank	271,200	63,233
Bank Al Habib	419,300	185,188
Bank Alfalah	384,800	106,924
Habib Bank	273,400	626,799
IGI Insurance	31,500	68,924
MCB Bank	247,800	674,922
National Bank of Pakistan	289,800	162,675
United Bank	143,500	258,180
		2,146,845
Oil & Gas — 20.4%
Attock Petroleum	12,600	72,796
National Refinery *	21,100	50,781
Oil & Gas Development	282,000	451,476
Pakistan Oilfields	40,600	147,648
Pakistan Petroleum	88,300	134,053
Pakistan State Oil	62,200	226,670
Shell Pakistan	20,400	48,732
		1,132,156
Telecommunications — 1.3%
Pakistan Telecommunication	330,900	71,886
Utilities — 9.3%
Hub Power	220,542	216,349

Schedule of Investments (Unaudited)	July 31, 2015

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
K-Electric	1,000,800	$77,783
Kot Addu Power	156,700	136,322
SUI Southern Gas *	156,900	85,622
		516,076
TOTAL COMMON STOCK
(Cost $5,375,319)		5,565,942
TOTAL INVESTMENTS — 100.5%
(Cost $5,375,319)††		$5,565,942

Percentages are based on Net Assets of $5,540,932.

*	Non-income producing security.
††	At July 31, 2015, the tax basis cost of the Fund's investments was $5,375,319, and the unrealized appreciation and depreciation were $285,144 and $(94,521), respectively.

As of July 31, 2015, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or financial statements.

GLX-QH-002-0800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: September 28, 2015

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: September 28, 2015

*	Print the name and title of each signing officer under his or her signature.